SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders.

(a) The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2023
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Bloomberg Emerging Markets Local Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
Brazil Letras do Tesouro Nacional Zero Coupon, 1/1/2026	1.2%
Mexico Bonos 7.75% 5/29/2031	0.9
Peru Government Bonds 6.90% 8/12/2037	0.9
Colombia TES 7.50% 8/26/2026	0.8
Brazil Letras do Tesouro Nacional Zero Coupon, 7/1/2024	0.8
TOTAL	4.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Foreign Government Obligations	96.7%
Short-Term Investments	1.9
Other Assets in Excess of Liabilities	1.4
TOTAL	100.0%
Top Ten Countries as of June 30, 2023

Description	% of Total Investments
South Korea	12.4%
China	12.4
Indonesia	8.7
Mexico	7.2
Malaysia	6.9
Brazil	4.4
Israel	4.4
Poland	4.3
Czech Republic	4.2
Philippines	4.2
TOTAL	69.1%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
Seven & i Holdings Co. Ltd. 0.19% 12/19/2025	0.4%
NTT Finance Corp. 0.38% 9/20/2030	0.4
UBS Group AG 1.00% 6/24/2027	0.3
UBS Group AG 0.25% 11/5/2028	0.3
UBS Group AG 3.25% 4/2/2026	0.3
TOTAL	1.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Corporate Bonds & Notes	98.2%
Short-Term Investments	1.4
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
China Government Bonds 3.25% 11/22/2028	0.7%
China Government Bonds 4.08% 10/22/2048	0.6
Japan Government Ten Year Bonds 0.20% 9/20/2032	0.5
Japan Government Ten Year Bonds 0.50% 3/20/2033	0.4
Indonesia Treasury Bonds 6.63% 5/15/2033	0.4
TOTAL	2.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Foreign Government Obligations	99.1%
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
Top Ten Countries as of June 30, 2023

Description	% of Total Investments
Japan	23.1%
France	5.1
United Kingdom	5.0
Canada	4.6
Italy	4.6
Spain	4.6
Australia	4.6
China	4.6
Germany	4.6
South Korea	4.5
TOTAL	65.3%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR Bloomberg Short Term International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
Japan Government Five Year Bonds 0.10% 12/20/2025	2.0%
Japan Government Five Year Bonds 0.10% 3/20/2025	1.9
Australia Government Bonds 4.25% 4/21/2026	1.7
Mexico Bonos 5.75% 3/5/2026	1.7
Japan Government Five Year Bonds 0.10% 12/20/2024	1.5
TOTAL	8.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Foreign Government Obligations	99.1%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
Top Ten Countries as of June 30, 2023

Description	% of Total Investments
Japan	23.1%
Italy	5.1
France	5.1
United Kingdom	4.6
Canada	4.6
Australia	4.6
South Korea	4.6
China	4.6
Germany	4.5
Spain	4.5
TOTAL	65.3%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
Deutsche Bundesrepublik Bonds Inflation-Linked 0.50% 4/15/2030	1.7%
Brazil Notas do Tesouro Nacional 6.00% 8/15/2024	1.4
Spain Government Bonds Inflation-Linked 1.00% 11/30/2030	1.4
Deutsche Bundesrepublik Bonds Inflation-Linked 0.10% 4/15/2026	1.3
United Kingdom Gilt Inflation Linked 0.13% 8/10/2041	1.3
TOTAL	7.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Foreign Government Obligations	98.4%
Other Assets in Excess of Liabilities	1.6
TOTAL	100.0%
Top Ten Countries as of June 30, 2023

Description	% of Total Investments
United Kingdom	18.7%
Brazil	9.7
France	8.1
Italy	5.0
South Africa	4.7
Mexico	4.6
Spain	4.6
Germany	4.6
Canada	4.6
Chile	4.6
TOTAL	69.2%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 96.7%
BRAZIL — 4.3%
Brazil Government International Bonds:
8.50%, 1/5/2024	BRL	350,000	$ 70,419
10.25%, 1/10/2028	BRL	1,000,000	202,494
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 7/1/2024	BRL	72,100,000	13,394,409
Series LTN, Zero Coupon, 10/1/2024	BRL	25,000,000	4,536,929
Series LTN, Zero Coupon, 1/1/2025	BRL	23,400,000	4,157,667
Series LTN, Zero Coupon, 7/1/2025	BRL	20,000,000	3,401,194
Series LTN, Zero Coupon, 1/1/2026	BRL	125,000,000	20,276,901
Brazil Notas do Tesouro Nacional:
Series NTNF, 10.00%, 1/1/2025	BRL	31,450,000	6,440,138
Series NTNF, 10.00%, 1/1/2027	BRL	11,875,000	2,442,760
Series NTNF, 10.00%, 1/1/2029	BRL	48,890,000	9,897,474
Series NTNF, 10.00%, 1/1/2031	BRL	34,000,000	6,827,296
Series NTNF, 10.00%, 1/1/2033	BRL	10,000,000	1,989,975
			73,637,656
CHILE — 3.4%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 7/15/2024	CLP	2,100,000,000	2,370,436
2.30%, 10/1/2028 (a)	CLP	1,535,000,000	1,663,218
2.50%, 3/1/2025	CLP	490,000,000	571,671
2.80%, 10/1/2033 (a)	CLP	1,000,000,000	1,014,014
4.50%, 3/1/2026	CLP	5,915,000,000	7,168,880
4.70%, 9/1/2030 (a)	CLP	6,990,000,000	8,416,382
5.00%, 10/1/2028 (a)	CLP	4,600,000,000	5,634,413
5.00%, 3/1/2035	CLP	7,875,000,000	9,706,719
5.10%, 7/15/2050	CLP	2,470,000,000	3,049,599
5.80%, 6/1/2024 (a)	CLP	4,770,000,000	5,859,820
6.00%, 4/1/2033 (a)	CLP	3,650,000,000	4,877,246
Series 30YR, 6.00%, 1/1/2043	CLP	5,065,000,000	6,962,506
			57,294,904
Security Description		Principal Amount	Value
CHINA — 12.2%
China Development Bank:
Series 1908, 3.42%, 7/2/2024	CNY	6,300,000	$ 877,712
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	283,053
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	967,828
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,278,319
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,408,268
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	452,481
China Government Bonds:
1.99%, 9/15/2024	CNY	23,000,000	3,161,748
Series INBK, 1.99%, 4/9/2025	CNY	43,000,000	5,896,663
Series INBK, 2.00%, 6/15/2025	CNY	10,000,000	1,373,512
2.18%, 8/25/2025	CNY	25,000,000	3,436,538
Series INBK, 2.24%, 5/25/2025	CNY	20,000,000	2,753,387
Series INBK, 2.26%, 2/24/2025	CNY	23,000,000	3,169,049
2.28%, 11/25/2025	CNY	15,000,000	2,064,763
2.29%, 12/25/2024	CNY	30,000,000	4,140,583
2.30%, 5/15/2026	CNY	10,000,000	1,378,228
2.35%, 3/15/2025	CNY	25,000,000	3,452,764
Series INBK, 2.37%, 1/20/2027	CNY	18,500,000	2,543,727
2.44%, 10/15/2027	CNY	15,000,000	2,063,537
2.46%, 2/15/2026	CNY	25,000,000	3,459,244
Series INBK, 2.47%, 9/2/2024	CNY	20,000,000	2,765,329
Series INBK, 2.48%, 4/15/2027	CNY	20,000,000	2,758,716
Series 2216, 2.50%, 7/25/2027	CNY	19,000,000	2,620,611
2.60%, 9/1/2032	CNY	10,000,000	1,360,786
2.62%, 4/15/2028	CNY	16,000,000	2,219,415
Series INBK, 2.62%, 9/25/2029	CNY	10,000,000	1,373,219
Series INBK, 2.62%, 6/25/2030	CNY	10,000,000	1,371,348
2.64%, 1/15/2028	CNY	13,000,000	1,805,107
Series INBK, 2.67%, 5/25/2033	CNY	15,000,000	2,065,994
Series INBK, 2.68%, 5/21/2030	CNY	31,000,000	4,261,323
Series INBK, 2.69%, 8/12/2026	CNY	29,920,000	4,161,802
2.69%, 8/15/2032	CNY	30,000,000	4,111,943
Series INBK, 2.75%, 6/15/2029	CNY	24,000,000	3,325,505

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series INBK, 2.75%, 2/17/2032	CNY	23,000,000	$ 3,168,923
2.76%, 5/15/2032	CNY	15,000,000	2,067,109
2.79%, 12/15/2029	CNY	20,000,000	2,769,744
Series INBK, 2.80%, 3/24/2029	CNY	20,000,000	2,784,751
2.80%, 3/25/2030	CNY	6,000,000	831,840
2.80%, 11/15/2032	CNY	12,000,000	1,661,668
Series INBK, 2.85%, 6/4/2027	CNY	30,000,000	4,195,134
2.88%, 2/25/2033	CNY	25,000,000	3,497,742
Series INBK, 2.89%, 11/18/2031	CNY	20,500,000	2,855,750
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,399,250
Series INBK, 2.91%, 10/14/2028	CNY	30,000,000	4,208,700
Series 1913, 2.94%, 10/17/2024	CNY	21,000,000	2,923,095
Series INBK, 3.01%, 5/13/2028	CNY	28,000,000	3,949,673
Series INBK, 3.02%, 10/22/2025	CNY	34,000,000	4,765,104
Series INBK, 3.02%, 5/27/2031	CNY	36,000,000	5,074,799
Series INBK, 3.03%, 3/11/2026	CNY	37,000,000	5,196,538
Series 1916, 3.12%, 12/5/2026	CNY	27,600,000	3,897,345
Series 1915, 3.13%, 11/21/2029	CNY	28,000,000	3,967,271
3.19%, 4/15/2053	CNY	11,000,000	1,562,116
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,097,566
Series 1907, 3.25%, 6/6/2026	CNY	29,800,000	4,219,716
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,432,953
Series INBK, 3.27%, 11/19/2030	CNY	37,000,000	5,335,329
Series 1619, 3.27%, 8/22/2046	CNY	10,000,000	1,419,084
Series INBK, 3.28%, 12/3/2027	CNY	25,400,000	3,626,631
Series 1906, 3.29%, 5/23/2029	CNY	24,600,000	3,528,466
Series INBK, 3.32%, 4/15/2052	CNY	5,000,000	716,781
Series INBK, 3.39%, 3/16/2050	CNY	24,000,000	3,468,949
3.40%, 7/15/2072	CNY	10,000,000	1,458,138
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	992,158
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	719,894
Series 1608, 3.52%, 4/25/2046	CNY	11,000,000	1,616,102
Security Description		Principal Amount	Value
Series INBK, 3.53%, 10/18/2051	CNY	10,000,000	$ 1,485,717
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,453,862
Series INBK, 3.72%, 4/12/2051	CNY	14,000,000	2,146,981
Series INBK, 3.73%, 5/25/2070	CNY	25,000,000	3,915,541
Series 1521, 3.74%, 9/22/2035	CNY	7,800,000	1,186,801
Series 1525, 3.74%, 10/20/2045	CNY	8,000,000	1,245,762
Series INBK, 3.76%, 3/22/2071	CNY	21,000,000	3,318,981
Series 1705, 3.77%, 2/20/2047	CNY	13,000,000	1,985,943
Series INBK, 3.81%, 9/14/2050	CNY	24,000,000	3,727,844
Series 1910, 3.86%, 7/22/2049	CNY	26,500,000	4,136,316
Series 1023, 3.96%, 7/29/2040	CNY	8,000,000	1,252,128
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,579,381
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,489,124
Series 1715, 4.05%, 7/24/2047	CNY	10,000,000	1,593,097
Series 1003, 4.08%, 3/1/2040	CNY	5,000,000	805,474
Series 1824, 4.08%, 10/22/2048	CNY	19,300,000	3,104,894
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	157,306
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,313,231
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	536,109
Series 1116, 4.50%, 6/23/2041	CNY	11,000,000	1,854,084
Series 1417, 4.63%, 8/11/2034	CNY	7,000,000	1,143,120
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	352,219
			208,554,736
COLOMBIA — 4.1%
Colombia Government International Bonds 9.85%, 6/28/2027	COP	115,000,000	26,394
Colombia TES:
Series B, 5.75%, 11/3/2027	COP	17,750,000,000	3,657,713
Series B, 6.00%, 4/28/2028	COP	23,015,000,000	4,723,896
Series B, 6.25%, 11/26/2025	COP	26,875,000,000	5,955,090

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series B, 6.25%, 7/9/2036	COP	5,300,000,000	$ 918,474
Series B, 7.00%, 3/26/2031	COP	41,850,000,000	8,447,252
Series B, 7.00%, 6/30/2032	COP	44,464,000,000	8,727,886
Series B, 7.25%, 10/18/2034	COP	37,025,000,000	7,151,237
Series B, 7.25%, 10/26/2050	COP	26,100,000,000	4,437,146
Series B, 7.50%, 8/26/2026	COP	62,202,000,000	13,980,767
Series B, 7.75%, 9/18/2030	COP	21,800,000,000	4,642,564
Series B, 9.25%, 5/28/2042	COP	33,400,000,000	7,157,825
			69,826,244
CZECH REPUBLIC — 4.2%
Czech Republic Government Bonds:
Series 1351, Zero Coupon, 12/12/2024	CZK	25,000,000	1,058,463
Series 130, 0.05%, 11/29/2029	CZK	61,350,000	2,131,508
Series 100, 0.25%, 2/10/2027	CZK	119,730,000	4,676,083
Series 94, 0.95%, 5/15/2030	CZK	194,280,000	7,102,505
Series 95, 1.00%, 6/26/2026	CZK	101,930,000	4,165,225
Series 121, 1.20%, 3/13/2031	CZK	180,570,000	6,578,077
Series 120, 1.25%, 2/14/2025	CZK	140,390,000	6,021,268
Series 125, 1.50%, 4/24/2040	CZK	29,460,000	879,328
Series 11Y, 1.75%, 6/23/2032	CZK	36,540,000	1,359,122
Series 142, 1.95%, 7/30/2037	CZK	60,000,000	2,070,547
Series 103, 2.00%, 10/13/2033	CZK	154,550,000	5,722,016
Series 89, 2.40%, 9/17/2025	CZK	171,300,000	7,385,058
Series 78, 2.50%, 8/25/2028	CZK	197,700,000	8,201,470
Series 105, 2.75%, 7/23/2029	CZK	66,750,000	2,774,112
Series 145, 3.50%, 5/30/2035	CZK	40,000,000	1,692,623
Series 49, 4.20%, 12/4/2036	CZK	83,380,000	3,747,665
Series 53, 4.85%, 11/26/2057	CZK	22,300,000	1,038,360
Series 11Y, 4.90%, 4/14/2034	CZK	20,000,000	962,490
Security Description		Principal Amount	Value
Series 8Y, 5.00%, 9/30/2030	CZK	40,000,000	$ 1,897,428
Series 6Y, 5.50%, 12/12/2028	CZK	41,000,000	1,973,105
			71,436,453
HUNGARY — 3.6%
Hungary Government Bonds:
Series 26/E, 1.50%, 4/22/2026	HUF	1,368,180,000	3,284,306
Series 26/F, 1.50%, 8/26/2026 (b)	HUF	1,703,000,000	4,034,242
Series 29/A, 2.00%, 5/23/2029	HUF	31,220,000	69,263
Series 33/A, 2.25%, 4/20/2033 (b)	HUF	929,670,000	1,860,492
Series 34/A, 2.25%, 6/22/2034	HUF	1,187,500,000	2,278,870
Series 24/C, 2.50%, 10/24/2024	HUF	2,512,600,000	6,635,580
Series 26/D, 2.75%, 12/22/2026	HUF	2,230,000,000	5,414,541
Series 27/A, 3.00%, 10/27/2027	HUF	1,580,970,000	3,848,285
Series 30/A, 3.00%, 8/21/2030 (b)	HUF	2,787,500,000	6,342,250
Series 38/A, 3.00%, 10/27/2038	HUF	2,203,760,000	4,136,302
Series 41/A, 3.00%, 4/25/2041	HUF	68,900,000	123,776
Series 31/A, 3.25%, 10/22/2031 (b)	HUF	1,219,870,000	2,757,379
Series 28/B, 4.50%, 3/23/2028	HUF	978,000,000	2,503,495
4.50%, 5/27/2032	HUF	440,000,000	1,076,165
Series 32/A, 4.75%, 11/24/2032	HUF	1,720,000,000	4,257,637
Series 25/B, 5.50%, 6/24/2025	HUF	2,564,620,000	6,939,213
Series 23/A, 6.00%, 11/24/2023	HUF	10,000	29
Series 28/A, 6.75%, 10/22/2028	HUF	2,142,500,000	6,002,644
			61,564,469
INDONESIA — 8.6%
Indonesia Treasury Bonds:
Series FR90, 5.13%, 4/15/2027	IDR	33,000,000,000	2,160,385
Series FR86, 5.50%, 4/15/2026	IDR	70,900,000,000	4,699,265
Series FR64, 6.13%, 5/15/2028	IDR	73,750,000,000	4,938,815
Series FR88, 6.25%, 6/15/2036	IDR	20,000,000,000	1,318,952

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series FR95, 6.38%, 8/15/2028	IDR	47,500,000,000	$ 3,228,955
Series FR91, 6.38%, 4/15/2032	IDR	90,000,000,000	6,019,944
Series FR93, 6.38%, 7/15/2037	IDR	20,000,000,000	1,320,679
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	111,395
Series FR81, 6.50%, 6/15/2025	IDR	72,000,000,000	4,858,146
Series FR87, 6.50%, 2/15/2031	IDR	81,700,000,000	5,490,501
Series FR65, 6.63%, 5/15/2033	IDR	60,000,000,000	4,068,518
Series FR89, 6.88%, 8/15/2051	IDR	20,000,000,000	1,355,743
Series FR59, 7.00%, 5/15/2027	IDR	68,000,000,000	4,690,730
Series FR82, 7.00%, 9/15/2030	IDR	88,600,000,000	6,143,590
Series FR96, 7.00%, 2/15/2033	IDR	60,000,000,000	4,204,262
Series FR98, 7.13%, 6/15/2038	IDR	8,000,000,000	564,277
Series FR92, 7.13%, 6/15/2042	IDR	65,000,000,000	4,529,814
Series FR97, 7.13%, 6/15/2043	IDR	28,000,000,000	1,973,643
Series FR84, 7.25%, 2/15/2026	IDR	18,000,000,000	1,240,580
Series FR76, 7.38%, 5/15/2048	IDR	41,700,000,000	2,950,499
Series FR74, 7.50%, 8/15/2032	IDR	31,300,000,000	2,253,100
Series FR80, 7.50%, 6/15/2035	IDR	60,600,000,000	4,376,962
Series FR75, 7.50%, 5/15/2038	IDR	46,910,000,000	3,390,753
Series FR83, 7.50%, 4/15/2040	IDR	78,500,000,000	5,664,023
Series FR85, 7.75%, 4/15/2031	IDR	11,000,000,000	794,019
Series FR78, 8.25%, 5/15/2029	IDR	68,150,000,000	5,007,687
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	279,703
Series FR72, 8.25%, 5/15/2036	IDR	47,090,000,000	3,610,534
Series FR56, 8.38%, 9/15/2026	IDR	74,300,000,000	5,302,728
Series FR68, 8.38%, 3/15/2034	IDR	77,700,000,000	5,959,079
Series FR79, 8.38%, 4/15/2039	IDR	46,000,000,000	3,576,950
Series FR73, 8.75%, 5/15/2031	IDR	39,050,000,000	2,990,448
Security Description		Principal Amount	Value
Series FR67, 8.75%, 2/15/2044	IDR	17,050,000,000	$ 1,362,428
Series FR71, 9.00%, 3/15/2029	IDR	60,000,000,000	4,568,014
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	85,323
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	105,303
Series FR40, 11.00%, 9/15/2025	IDR	14,000,000,000	1,030,917
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.00%, 7/15/2024	IDR	30,000,000,000	1,963,890
Series PBS, 4.88%, 7/15/2026	IDR	67,000,000,000	4,315,802
Series PBS, 5.38%, 8/15/2025	IDR	15,000,000,000	989,093
Series PBS, 5.88%, 7/15/2028	IDR	2,338,000,000	153,684
Series PBS, 6.00%, 1/15/2027	IDR	25,000,000,000	1,659,331
Series PBS, 6.13%, 10/15/2025	IDR	33,000,000,000	2,205,241
Series PBS, 6.38%, 3/15/2034	IDR	87,522,000,000	5,675,469
Series PBS, 6.50%, 6/15/2039	IDR	9,000,000,000	582,604
Series PBS, 6.63%, 10/15/2024	IDR	46,000,000,000	3,101,652
Series PBS, 6.75%, 6/15/2047	IDR	51,875,000,000	3,399,202
Series PBS, 7.75%, 10/15/2046	IDR	23,000,000,000	1,685,255
Series PBS, 8.88%, 11/15/2031	IDR	64,200,000,000	4,935,641
			146,893,528
ISRAEL — 4.3%
Israel Government Bonds - Fixed:
Series 1024, 0.40%, 10/31/2024	ILS	24,100,000	6,128,990
Series 0425, 0.50%, 4/30/2025	ILS	28,050,000	7,060,323
Series 0226, 0.50%, 2/27/2026	ILS	22,000,000	5,400,055
Series 0330, 1.00%, 3/31/2030	ILS	31,200,000	7,045,585
Series 0432, 1.30%, 4/30/2032	ILS	9,000,000	1,987,496
Series 0537, 1.50%, 5/31/2037	ILS	33,600,000	6,717,982
Series 0825, 1.75%, 8/31/2025	ILS	27,980,000	7,153,979
Series 0327, 2.00%, 3/31/2027	ILS	29,750,000	7,493,427

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 0928, 2.25%, 9/28/2028	ILS	38,245,000	$ 9,563,143
Series 1152, 2.80%, 11/29/2052	ILS	8,000,000	1,655,505
Series 0347, 3.75%, 3/31/2047	ILS	28,125,000	7,226,886
Series 0142, 5.50%, 1/31/2042	ILS	18,710,000	6,020,607
Series 1026, 6.25%, 10/30/2026	ILS	225,000	64,888
			73,518,866
MALAYSIA — 6.8%
Malaysia Government Bonds:
Series 0220, 2.63%, 4/15/2031	MYR	15,800,000	3,102,111
Series 0319, 3.48%, 6/14/2024	MYR	4,000,000	858,466
Series 0307, 3.50%, 5/31/2027	MYR	23,670,000	5,042,519
Series 0122, 3.58%, 7/15/2032	MYR	4,300,000	901,531
Series 0513, 3.73%, 6/15/2028	MYR	18,150,000	3,903,945
Series 0519, 3.76%, 5/22/2040	MYR	15,330,000	3,122,977
Series 0419, 3.83%, 7/5/2034	MYR	9,350,000	1,967,240
Series 0413, 3.84%, 4/15/2033	MYR	12,860,000	2,736,897
Series 0118, 3.88%, 3/14/2025	MYR	2,700,000	583,002
Series 0212, 3.89%, 3/15/2027	MYR	600,000	129,586
Series 0219, 3.89%, 8/15/2029	MYR	6,805,000	1,464,978
Series 0316, 3.90%, 11/30/2026	MYR	26,605,000	5,761,454
Series 0417, 3.90%, 11/16/2027	MYR	3,530,000	763,688
Series 0119, 3.91%, 7/15/2026	MYR	17,540,000	3,801,417
Series 0115, 3.96%, 9/15/2025	MYR	16,912,000	3,656,582
Series 0217, 4.06%, 9/30/2024	MYR	915,000	197,337
Series 0120, 4.07%, 6/15/2050	MYR	8,800,000	1,835,148
Series 0412, 4.13%, 4/15/2032	MYR	800,000	173,846
Series 0114, 4.18%, 7/15/2024	MYR	4,462,000	962,722
Series 0415, 4.25%, 5/31/2035	MYR	14,650,000	3,186,339
Series 0123, 4.46%, 3/31/2053	MYR	4,500,000	1,006,756
Security Description		Principal Amount	Value
Series 0322, 4.50%, 4/30/2029	MYR	10,300,000	$ 2,290,812
Series 0318, 4.64%, 11/7/2033	MYR	5,030,000	1,144,300
Series 0222, 4.70%, 10/15/2042	MYR	5,000,000	1,152,726
Series 0216, 4.74%, 3/15/2046	MYR	10,425,000	2,401,888
Series 0317, 4.76%, 4/7/2037	MYR	9,975,000	2,280,081
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	37,320
Series 0418, 4.89%, 6/8/2038	MYR	5,750,000	1,350,298
Series 0518, 4.92%, 7/6/2048	MYR	8,500,000	2,021,545
Series 0713, 4.94%, 9/30/2043	MYR	5,000,000	1,184,876
Malaysia Government Investment Issue:
Series 0120, 3.42%, 9/30/2027	MYR	19,700,000	4,184,784
Series 0121, 3.45%, 7/15/2036	MYR	21,000,000	4,235,069
Series 0220, 3.47%, 10/15/2030	MYR	23,740,000	4,964,014
Series 0123, 3.60%, 7/31/2028	MYR	5,000,000	1,066,250
Series 0419, 3.66%, 10/15/2024	MYR	14,350,000	3,080,588
Series 0319, 3.73%, 3/31/2026	MYR	15,400,000	3,312,786
Series 0415, 3.99%, 10/15/2025	MYR	8,500,000	1,840,239
Series 0217, 4.05%, 8/15/2024	MYR	12,000,000	2,588,133
Series 0316, 4.07%, 9/30/2026	MYR	4,925,000	1,072,433
Series 0318, 4.09%, 11/30/2023	MYR	870,000	186,989
Series 0619, 4.12%, 11/30/2034	MYR	10,000,000	2,166,390
Series 0118, 4.13%, 8/15/2025	MYR	7,380,000	1,605,448
Series 0119, 4.13%, 7/9/2029	MYR	6,500,000	1,417,948
Series 0122, 4.19%, 10/7/2032	MYR	9,000,000	1,974,742
Series 0117, 4.26%, 7/26/2027	MYR	3,720,000	815,590
Series 0223, 4.29%, 8/14/2043	MYR	5,000,000	1,087,102
Series 0218, 4.37%, 10/31/2028	MYR	20,180,000	4,462,083
Series 0221, 4.42%, 9/30/2041	MYR	12,200,000	2,688,498

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 0219, 4.47%, 9/15/2039	MYR	15,800,000	$ 3,507,299
Series 0513, 4.58%, 8/30/2033	MYR	8,400,000	1,902,559
Series 0519, 4.64%, 11/15/2049	MYR	12,500,000	2,811,642
Series 0617, 4.72%, 6/15/2033	MYR	13,200,000	3,016,953
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	762,520
Series 0615, 4.79%, 10/31/2035	MYR	810,000	186,375
Series 0417, 4.90%, 5/8/2047	MYR	1,750,000	410,649
Series 0222, 5.36%, 5/15/2052	MYR	7,000,000	1,758,949
			116,128,419
MEXICO — 7.1%
Mexico Bonos:
Series M, 5.00%, 3/6/2025	MXN	198,000,000	10,655,091
Series M, 5.50%, 3/4/2027	MXN	231,829,300	12,041,120
Series M, 5.75%, 3/5/2026	MXN	244,157,200	13,010,423
Series M 20, 7.50%, 6/3/2027	MXN	61,220,700	3,394,348
Series M, 7.50%, 5/26/2033	MXN	69,200,000	3,714,661
Series M, 7.75%, 5/29/2031	MXN	278,396,800	15,346,115
Series M, 7.75%, 11/23/2034	MXN	20,268,100	1,102,895
Series M, 7.75%, 11/13/2042	MXN	214,089,600	11,195,498
Series M, 8.00%, 9/5/2024	MXN	173,640,200	9,793,427
Series M, 8.00%, 11/7/2047	MXN	105,950,800	5,642,719
Series M, 8.00%, 7/31/2053	MXN	45,000,000	2,379,158
Series M 20, 8.50%, 5/31/2029	MXN	156,486,300	9,033,695
Series M 30, 8.50%, 11/18/2038	MXN	167,050,000	9,486,800
Series M 20, 10.00%, 12/5/2024	MXN	123,495,500	7,147,841
Series M 30, 10.00%, 11/20/2036	MXN	28,100,000	1,810,800
Mexico Cetes:
Series BI, Zero Coupon, 10/3/2024	MXN	400,000,000	2,048,143
Series BI, Zero Coupon, 1/23/2025	MXN	190,000,000	946,328
Security Description		Principal Amount	Value
Series BI, Zero Coupon, 5/15/2025	MXN	500,000,000	$ 2,420,921
			121,169,983
PERU — 3.4%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	500,000	114,595
5.40%, 8/12/2034	PEN	11,000,000	2,676,685
5.70%, 8/12/2024	PEN	8,200,000	2,247,747
5.94%, 2/12/2029	PEN	4,025,000	1,088,105
6.15%, 8/12/2032	PEN	20,707,000	5,451,908
6.35%, 8/12/2028	PEN	42,400,000	11,863,804
6.71%, 2/12/2055	PEN	1,000,000	261,190
6.85%, 2/12/2042	PEN	9,200,000	2,470,302
6.90%, 8/12/2037	PEN	54,775,000	14,869,466
6.95%, 8/12/2031	PEN	27,420,000	7,666,506
7.30%, 8/12/2033	PEN	30,000,000	8,505,562
Peruvian Government International Bonds Series REGS, 6.71%, 2/12/2055	PEN	475,000	124,065
			57,339,935
PHILIPPINES — 4.2%
Philippines Government Bonds:
Series 1065, 2.88%, 7/9/2030	PHP	153,500,000	2,234,552
Series 5-77, 3.38%, 4/8/2026	PHP	270,000,000	4,532,796
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	362,205
Series 1060, 3.63%, 9/9/2025	PHP	82,000,000	1,400,166
Series 7-64, 3.63%, 4/22/2028	PHP	70,000,000	1,136,155
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	620,946
Series 7-65, 3.75%, 8/12/2028	PHP	460,000,000	7,416,852
Series 1066, 4.00%, 7/22/2031	PHP	227,000,000	3,482,911
Series 1059, 4.13%, 8/20/2024	PHP	18,700,000	329,910
Series 5-76, 4.25%, 10/17/2024	PHP	50,000,000	880,390
Series 3-27, 4.25%, 4/7/2025	PHP	215,000,000	3,750,992
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,215,806
Series 2511, 4.63%, 9/9/2040	PHP	156,500,000	2,306,366
Series 1061, 4.75%, 5/4/2027	PHP	276,950,000	4,708,903
Series 1067, 4.88%, 1/20/2032	PHP	380,000,000	6,170,018

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 2024, 5.13%, 7/15/2041	PHP	20,000,000	$ 311,926
Series 3-01, 5.25%, 2/4/2026	PHP	30,000,000	529,649
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	789,196
Series 7-61, 5.75%, 4/12/2025	PHP	89,500,000	1,603,402
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	1,161,250
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	1,895,248
Series 1063, 6.25%, 3/22/2028	PHP	97,700,000	1,780,492
Series 2022, 6.50%, 2/22/2038	PHP	40,000,000	735,656
Series 1069, 6.75%, 9/15/2032	PHP	200,000,000	3,707,389
Series 2023, 6.75%, 1/24/2039	PHP	52,700,000	985,190
Series 1064, 6.88%, 1/10/2029	PHP	93,000,000	1,735,174
Series 2017, 8.00%, 7/19/2031	PHP	274,237,338	5,439,492
Series 25-7, 8.00%, 9/30/2035	PHP	108,000,000	2,221,930
Series 25-8, 8.13%, 12/16/2035	PHP	198,800,000	4,131,643
Series 4211, 8.13%, 11/24/2042	PHP	95,000,000	2,095,440
Series 25-6, 9.25%, 11/5/2034	PHP	30,000,000	669,680
Philippines Government International Bonds Series 3601, 6.25%, 1/14/2036	PHP	20,000,000	347,561
			70,689,286
POLAND — 4.2%
Republic of Poland Government Bonds:
Series 0724, 0.01%, 7/25/2024	PLN	2,000,000	462,287
Series 1026, 0.25%, 10/25/2026	PLN	40,493,000	8,363,009
Series 0425, 0.75%, 4/25/2025	PLN	14,900,000	3,355,200
Series 1030, 1.25%, 10/25/2030	PLN	1,590,000	291,377
Series 0432, 1.75%, 4/25/2032	PLN	58,200,000	10,436,880
Series 1024, 2.25%, 10/25/2024	PLN	10,000,000	2,346,817
Series 0424, 2.50%, 4/25/2024 (b)	PLN	13,790,000	3,297,694
Series 0726, 2.50%, 7/25/2026	PLN	37,000,000	8,304,931
Security Description		Principal Amount	Value
Series 0727, 2.50%, 7/25/2027	PLN	18,000,000	$ 3,930,100
Series 0428, 2.75%, 4/25/2028	PLN	46,250,000	10,000,049
Series 1029, 2.75%, 10/25/2029	PLN	12,000,000	2,513,917
Series 0725, 3.25%, 7/25/2025	PLN	22,000,000	5,149,265
Series 5Y, 3.75%, 5/25/2027	PLN	37,000,000	8,503,821
Series 0447, 4.00%, 4/25/2047	PLN	400,000	76,014
Series 0429, 5.75%, 4/25/2029	PLN	450,000	111,488
Series 1033, 6.00%, 10/25/2033 (b)	PLN	5,250,000	1,312,839
Series 0728, 7.50%, 7/25/2028	PLN	13,000,000	3,454,023
			71,909,711
ROMANIA — 3.8%
Romania Government Bonds:
Series 7Y, 2.50%, 10/25/2027	RON	19,100,000	3,549,285
Series 5Y, 3.25%, 6/24/2026	RON	28,900,000	5,799,226
Series 4Y, 3.50%, 11/25/2025	RON	12,000,000	2,467,585
Series 5Y, 3.65%, 7/28/2025	RON	19,100,000	3,978,343
Series 15Y, 3.65%, 9/24/2031 (b)	RON	9,900,000	1,755,869
Series 4YR, 3.70%, 11/25/2024	RON	21,800,000	4,624,440
Series 8Y, 4.15%, 1/26/2028	RON	19,750,000	3,905,752
Series 10YR, 4.15%, 10/24/2030	RON	18,930,000	3,526,998
Series 5Y, 4.25%, 4/28/2036	RON	15,000,000	2,561,378
Series 5Y, 4.50%, 6/17/2024	RON	3,700,000	799,974
Series 10Y, 4.75%, 2/24/2025	RON	11,025,000	2,362,531
Series 15Y, 4.75%, 10/11/2034	RON	37,900,000	6,967,510
Series 7Y, 4.85%, 4/22/2026	RON	13,725,000	2,888,905
Series 8Y, 4.85%, 7/25/2029	RON	10,000,000	1,990,386
Series 10Y, 5.00%, 2/12/2029	RON	25,185,000	5,085,646
Series 15YR, 5.80%, 7/26/2027	RON	15,410,000	3,275,947
Series 10Y, 6.70%, 2/25/2032	RON	16,500,000	3,600,291

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 10Y, 7.20%, 10/30/2033	RON	5,000,000	$ 1,126,419
Series 7Y, 8.00%, 4/29/2030	RON	6,500,000	1,512,734
8.25%, 9/29/2032	RON	9,000,000	2,165,569
8.75%, 10/30/2028	RON	4,000,000	953,943
			64,898,731
SOUTH AFRICA — 4.1%
Republic of South Africa Government Bonds:
Series R209, 6.25%, 3/31/2036	ZAR	6,241,000	210,674
Series R214, 6.50%, 2/28/2041	ZAR	3,330,000	104,353
Series R213, 7.00%, 2/28/2031 (b)	ZAR	157,267,000	6,659,055
Series 2030, 8.00%, 1/31/2030	ZAR	211,125,000	9,866,563
Series 2032, 8.25%, 3/31/2032	ZAR	90,877,000	4,037,000
Series 2037, 8.50%, 1/31/2037 (b)	ZAR	225,927,000	9,138,136
Series 2044, 8.75%, 1/31/2044	ZAR	216,256,000	8,392,673
Series 2048, 8.75%, 2/28/2048 (b)	ZAR	115,885,000	4,445,543
Series 2035, 8.88%, 2/28/2035	ZAR	159,125,000	6,890,187
Series 2040, 9.00%, 1/31/2040	ZAR	180,590,000	7,341,659
Series R186, 10.50%, 12/21/2026	ZAR	214,980,000	11,811,738
Series 2053, 11.63%, 3/31/2053	ZAR	20,000,000	989,312
			69,886,893
SOUTH KOREA — 12.2%
Korea Treasury Bonds:
Series 2312, 0.88%, 12/10/2023	KRW	180,000,000	135,044
Series 2509, 1.13%, 9/10/2025	KRW	8,000,000,000	5,741,673
Series 3909, 1.13%, 9/10/2039	KRW	5,450,000,000	2,840,156
Series 2603, 1.25%, 3/10/2026	KRW	9,300,000,000	6,618,226
Series 2409, 1.38%, 9/10/2024	KRW	3,160,000,000	2,336,133
Series 2912, 1.38%, 12/10/2029	KRW	10,000,000,000	6,564,255
Series 3006, 1.38%, 6/10/2030	KRW	10,000,000,000	6,504,531
Series 2503, 1.50%, 3/10/2025	KRW	8,840,000,000	6,462,489
Series 2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,065,384
Security Description		Principal Amount	Value
Series 3012, 1.50%, 12/10/2030	KRW	9,500,000,000	$ 6,173,168
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	3,512,447
Series 4009, 1.50%, 9/10/2040	KRW	6,000,000,000	3,277,765
Series 5003, 1.50%, 3/10/2050	KRW	16,730,000,000	7,949,667
Series 7009, 1.63%, 9/10/2070	KRW	7,050,000,000	2,866,086
Series 2609, 1.75%, 9/10/2026	KRW	7,200,000,000	5,147,467
Series 2412, 1.88%, 12/10/2024	KRW	5,000,000,000	3,699,182
Series 2606, 1.88%, 6/10/2026	KRW	3,959,000,000	2,853,552
Series 2906, 1.88%, 6/10/2029	KRW	7,280,000,000	4,979,640
Series 4109, 1.88%, 9/10/2041	KRW	5,000,000,000	2,873,772
Series 5103, 1.88%, 3/10/2051	KRW	17,000,000,000	8,806,061
Series 3106, 2.00%, 6/10/2031	KRW	9,500,000,000	6,356,233
Series 4603, 2.00%, 3/10/2046	KRW	1,370,000,000	766,760
Series 4903, 2.00%, 3/10/2049	KRW	10,835,000,000	5,893,035
Series 2706, 2.13%, 6/10/2027	KRW	6,282,000,000	4,495,722
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	3,307,369
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	22,137
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	2,274,838
Series 2703, 2.38%, 3/10/2027	KRW	7,000,000,000	5,072,554
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	4,022,396
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,303,673
Series 3112, 2.38%, 12/10/2031	KRW	7,500,000,000	5,138,078
Series 3809, 2.38%, 9/10/2038	KRW	5,409,000,000	3,470,127
Series 5203, 2.50%, 3/10/2052	KRW	5,500,000,000	3,279,826
Series 2806, 2.63%, 6/10/2028	KRW	2,000,000,000	1,444,454
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	590,217
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	4,221,890
Series 4412, 2.75%, 12/10/2044	KRW	5,000,000,000	3,251,971

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 4212, 3.00%, 12/10/2042	KRW	6,265,000,000	$ 4,280,651
Series 2409, 3.13%, 9/10/2024	KRW	5,000,000,000	3,772,682
Series 2506, 3.13%, 6/10/2025	KRW	7,000,000,000	5,251,446
Series 2606, 3.13%, 6/10/2026	KRW	2,000,000,000	1,494,091
Series 2709, 3.13%, 9/10/2027	KRW	5,000,000,000	3,711,059
Series 5209, 3.13%, 9/10/2052	KRW	6,000,000,000	4,072,683
Series 2803, 3.25%, 3/10/2028	KRW	5,000,000,000	3,721,903
Series 3306, 3.25%, 6/10/2033	KRW	2,000,000,000	1,458,943
Series 4209, 3.25%, 9/10/2042	KRW	4,000,000,000	2,838,748
Series 5303, 3.25%, 3/10/2053	KRW	14,000,000,000	9,730,187
Series 2503, 3.38%, 3/10/2025	KRW	3,300,000,000	2,488,583
Series 3206, 3.38%, 6/10/2032	KRW	9,500,000,000	7,020,870
Series 7209, 3.50%, 9/10/2072	KRW	1,000,000,000	721,245
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	305,587
Series 2412, 4.25%, 12/10/2024	KRW	3,000,000,000	2,294,490
Series 2512, 4.25%, 12/10/2025	KRW	4,500,000,000	3,457,037
Series 3212, 4.25%, 12/10/2032	KRW	6,000,000,000	4,744,190
			208,682,373
THAILAND — 4.1%
Thailand Government Bonds:
0.75%, 9/17/2024	THB	137,000,000	3,800,548
0.95%, 6/17/2025	THB	153,800,000	4,238,758
Series LB, 1.00%, 6/17/2027	THB	138,000,000	3,703,363
1.45%, 12/17/2024	THB	129,210,000	3,607,750
1.59%, 12/17/2035	THB	100,000,000	2,471,720
1.60%, 12/17/2029	THB	182,400,000	4,880,329
1.60%, 6/17/2035	THB	86,700,000	2,164,343
1.88%, 6/17/2049	THB	59,000,000	1,262,426
2.00%, 12/17/2031	THB	150,000,000	4,082,815
2.00%, 6/17/2042	THB	3,000,000	72,161
2.13%, 12/17/2026	THB	74,380,000	2,090,162
2.50%, 6/17/2071	THB	59,000,000	1,184,902
2.65%, 6/17/2028	THB	33,000,000	943,891
2.88%, 12/17/2028	THB	77,510,000	2,238,834
2.88%, 6/17/2046	THB	123,955,000	3,301,403
3.30%, 6/17/2038	THB	2,160,000	63,823
3.35%, 6/17/2033	THB	107,000,000	3,210,701
Security Description		Principal Amount	Value
3.39%, 6/17/2037	THB	55,000,000	$ 1,642,258
3.40%, 6/17/2036	THB	31,940,000	956,687
3.45%, 6/17/2043	THB	40,000,000	1,187,585
3.58%, 12/17/2027	THB	4,650,000	138,568
3.60%, 6/17/2067	THB	62,200,000	1,725,761
3.65%, 6/20/2031	THB	86,575,000	2,646,063
3.78%, 6/25/2032	THB	86,120,000	2,679,572
3.80%, 6/14/2041	THB	12,750,000	401,885
3.85%, 12/12/2025	THB	88,882,000	2,605,408
4.00%, 6/17/2066	THB	133,080,000	4,015,968
4.68%, 6/29/2044	THB	78,400,000	2,733,843
4.75%, 12/20/2024	THB	14,000,000	409,363
4.85%, 6/17/2061	THB	53,195,000	1,866,778
4.88%, 6/22/2029	THB	113,904,000	3,650,370
5.67%, 3/13/2028	THB	10,000,000	323,002
			70,301,040
TURKEY — 2.1%
Turkey Government Bonds:
9.00%, 7/24/2024	TRY	23,550,000	854,015
9.10%, 2/16/2028	TRY	80,000,000	2,516,302
10.28%, 9/15/2027	TRY	117,735,000	3,658,050
10.40%, 3/20/2024	TRY	1,760,000	65,485
10.40%, 10/13/2032	TRY	175,000,000	4,866,705
10.50%, 8/11/2027	TRY	81,380,000	2,850,017
10.60%, 2/11/2026	TRY	76,104,000	2,698,822
11.00%, 2/24/2027	TRY	13,298,000	464,854
11.70%, 11/13/2030	TRY	63,800,000	2,273,502
12.40%, 3/8/2028	TRY	28,050,000	946,297
12.60%, 10/1/2025	TRY	50,000,000	1,897,775
16.90%, 9/2/2026	TRY	84,500,000	3,487,610
20.20%, 6/9/2027	TRY	136,500,000	5,877,302
20.90%, 4/17/2024	TRY	4,000,000	162,869
21.50%, 4/28/2032	TRY	73,000,000	3,556,195
			36,175,800
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,748,949,470)			1,649,909,027
Shares
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (c)(d)	3,569,170	3,569,170

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	27,991,543	$ 27,991,543
TOTAL SHORT-TERM INVESTMENTS (Cost $31,560,713)		31,560,713
TOTAL INVESTMENTS — 98.6% (Cost $1,780,510,183)		1,681,469,740
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		24,209,305
NET ASSETS — 100.0%		$ 1,705,679,045
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$1,649,909,027	$—	$1,649,909,027
Short-Term Investments	31,560,713	—	—	31,560,713
TOTAL INVESTMENTS	$31,560,713	$1,649,909,027	$—	$1,681,469,740

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,612,110	$ 6,612,110	$ 78,621,352	$ 81,664,292	$—	$—	3,569,170	$ 3,569,170	$ 78,584
State Street Navigator Securities Lending Portfolio II	36,893,506	36,893,506	144,965,248	153,867,211	—	—	27,991,543	27,991,543	112,867
Total		$43,505,616	$223,586,600	$235,531,503	$—	$—		$31,560,713	$191,451
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
AUSTRALIA — 1.0%
Australia & New Zealand Banking Group Ltd.:
0.75%, 9/29/2026	EUR	200,000	$ 196,605
3.65%, 1/20/2026	EUR	100,000	107,636
Series MTN, 4.05%, 5/12/2025	AUD	100,000	65,340
BHP Billiton Finance Ltd. Series 12, 4.30%, 9/25/2042	GBP	200,000	212,550
National Australia Bank Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	100,000	101,722
Series GMTN, 1.38%, 8/30/2028	EUR	100,000	97,040
2.13%, 5/24/2028	EUR	300,000	303,706
Series MTN, 2.90%, 2/25/2027	AUD	250,000	154,357
Series MTN, 3.90%, 5/30/2025	AUD	220,000	143,268
Sydney Airport Finance Co. Pty. Ltd. Series EMTN, 4.38%, 5/3/2033	EUR	150,000	162,951
Westpac Banking Corp. 3.70%, 1/16/2026	EUR	200,000	215,331
			1,760,506
AUSTRIA — 0.2%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	200,000	200,132
Raiffeisen Bank International AG 3 Month EURIBOR + 1.95%, 4.75%, 1/26/2027 (a)	EUR	200,000	213,635
			413,767
BELGIUM — 1.8%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	400,000	396,423
Series EMTN, 1.15%, 1/22/2027	EUR	200,000	200,046
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	191,425
Series EMTN, 1.65%, 3/28/2031	EUR	200,000	189,049
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	387,657
Series EMTN, 2.13%, 12/2/2027	EUR	300,000	308,145
Series EMTN, 2.75%, 3/17/2036	EUR	500,000	490,296
Series EMTN, 2.88%, 4/2/2032	EUR	200,000	205,316
Series EMTN, 3.70%, 4/2/2040	EUR	250,000	258,995
Security Description		Principal Amount	Value
KBC Group NV:
Series EMTN, 4.38%, 4/19/2030	EUR	100,000	$ 108,081
3 Month EURIBOR + 1.70%, 4.38%, 11/23/2027 (a)	EUR	300,000	324,778
			3,060,211
CANADA — 0.9%
Royal Bank of Canada:
0.13%, 7/23/2024	EUR	100,000	104,572
2.13%, 4/26/2029	EUR	200,000	196,079
Toronto-Dominion Bank:
Series EMTN, 0.50%, 1/18/2027	EUR	300,000	286,448
Series EMTN, 1.95%, 4/8/2030	EUR	400,000	378,792
2.55%, 8/3/2027	EUR	100,000	102,226
2.88%, 4/5/2027	GBP	200,000	221,897
Series EMTN, 3.13%, 8/3/2032	EUR	200,000	202,306
			1,492,320
DENMARK — 0.6%
Danske Bank AS:
Series EMTN, 0.63%, 5/26/2025	EUR	300,000	305,892
1 year GBP Swap - 1.15%, 0.50%, 8/27/2025 (a)	EUR	100,000	103,675
1 year GBP Swap + 0.95%, 4.00%, 1/12/2027 (a)	EUR	200,000	214,876
Series EMTN, UK 10 year Gilt + 1.65%, 2.25%, 1/14/2028 (a)	GBP	200,000	212,518
UK 10 year Gilt + 1.70%, 4.63%, 4/13/2027 (a)	GBP	100,000	119,737
			956,698
FINLAND — 1.2%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	400,000	385,444
Series EMTN, 0.50%, 11/2/2028	EUR	100,000	90,158
Series EMTN, 1.13%, 2/12/2025	EUR	200,000	207,841
Series EMTN, 1.13%, 2/16/2027	EUR	100,000	98,335
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	97,611
Series EMTN, 2.50%, 5/23/2029	EUR	200,000	198,895
3 Month EURIBOR + 0.48%, 3.63%, 2/10/2026 (a)	EUR	200,000	215,049

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
OP Corporate Bank PLC:
Series EMTN, 0.10%, 11/16/2027	EUR	200,000	$ 184,773
Series EMTN, 0.13%, 7/1/2024	EUR	300,000	314,581
Series EMTN, 0.50%, 8/12/2025	EUR	100,000	101,127
2.88%, 12/15/2025	EUR	100,000	105,653
			1,999,467
FRANCE — 19.1%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	196,920
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	200,000	192,265
Series EMTN, 2.38%, 4/7/2032	EUR	200,000	197,740
Series EMTN, 2.38%, 6/9/2040	EUR	100,000	87,109
Autoroutes du Sud de la France SA:
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	189,171
Series EMTN, 1.38%, 2/21/2031	EUR	200,000	185,053
Banque Federative du Credit Mutuel SA:
Series EMTN, Zero Coupon, 3/7/2025	EUR	300,000	304,538
Series EMTN, Zero Coupon, 5/11/2026	EUR	100,000	96,911
0.25%, 7/19/2028	EUR	200,000	177,088
0.63%, 11/3/2028	EUR	200,000	178,620
Series EMTN, 0.63%, 2/21/2031	EUR	200,000	165,980
Series EMTN, 0.75%, 7/17/2025	EUR	200,000	202,804
Series EMTN, 0.75%, 6/8/2026	EUR	300,000	296,012
0.75%, 1/17/2030	EUR	200,000	173,267
1.00%, 5/23/2025	EUR	300,000	308,088
Series EMTN, 1.13%, 1/19/2032	EUR	200,000	170,695
Series EMTN, 1.25%, 1/14/2025	EUR	100,000	104,115
Series EMTN, 1.25%, 5/26/2027	EUR	300,000	293,408
1.25%, 6/3/2030	EUR	300,000	265,677
Series EMTN, 1.38%, 7/16/2028	EUR	200,000	191,343
Series EMTN, 1.63%, 1/19/2026	EUR	200,000	204,139
Series EMTN, 1.75%, 3/15/2029	EUR	200,000	188,590
Security Description		Principal Amount	Value
Series EMTN, 2.63%, 11/6/2029	EUR	200,000	$ 196,137
3.13%, 9/14/2027	EUR	200,000	209,707
3.75%, 2/1/2033	EUR	400,000	423,116
3.88%, 1/26/2028	EUR	100,000	105,991
4.13%, 3/13/2029	EUR	200,000	217,608
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	100,000	96,960
Series EMTN, 0.63%, 12/3/2032	EUR	300,000	235,410
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	300,726
Series EMTN, 1.25%, 7/13/2031	GBP	200,000	174,327
Series EMTN, 1.38%, 5/28/2029	EUR	300,000	275,788
Series EMTN, 1.50%, 11/17/2025 (b)	EUR	200,000	206,350
Series EMTN, 1.50%, 5/23/2028	EUR	200,000	191,723
Series EMTN, 1.50%, 5/25/2028	EUR	100,000	97,210
Series EMTN, 1.63%, 2/23/2026	EUR	100,000	103,240
1.88%, 12/14/2027	GBP	200,000	207,192
Series EMTN, 2.10%, 4/7/2032	EUR	300,000	275,734
Series EMTN, 3.38%, 1/23/2026	GBP	100,000	116,850
5.75%, 6/13/2032	GBP	100,000	120,454
Series EMTN, 3 Month EURIBOR - 0.70%, 0.25%, 4/13/2027 (a)	EUR	100,000	96,372
Series EMTN, 3 Month EURIBOR - 0.73%, 0.50%, 2/19/2028 (a)	EUR	500,000	471,328
Series EMTN, 3 Month EURIBOR - 0.75%, 0.50%, 7/15/2025 (a)	EUR	100,000	104,655
Series EMTN, 3 Month EURIBOR - 0.83%, 0.50%, 1/19/2030 (a)	EUR	200,000	174,844
3 Month EURIBOR - 0.95%, 0.50%, 9/1/2028 (a)	EUR	300,000	276,162
Series EMTN, 3 Month EURIBOR - 1.35%, 1.13%, 4/17/2029 (a)	EUR	300,000	279,045
3 Month EURIBOR + 0.78%, 3.88%, 2/23/2029 (a)	EUR	200,000	214,879
Series EMTN, 3 Month EURIBOR + 0.83%, 0.88%, 7/11/2030 (a)	EUR	100,000	88,030
3 Month EURIBOR + 0.92%, 3.88%, 1/10/2031 (a)	EUR	200,000	214,741

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
3 Month EURIBOR + 1.37%, 2.75%, 7/25/2028 (a)	EUR	300,000	$ 304,197
3 Month EURIBOR + 1.37%, 4.25%, 4/13/2031 (a)	EUR	200,000	214,060
Series EMTN, 3 Month EURIBOR + 1.80%, 2.13%, 1/23/2027 (a)	EUR	500,000	510,847
Bouygues SA:
1.13%, 7/24/2028	EUR	200,000	193,488
2.25%, 6/29/2029	EUR	100,000	100,109
3.25%, 6/30/2037	EUR	200,000	196,595
4.63%, 6/7/2032	EUR	200,000	228,234
5.38%, 6/30/2042	EUR	200,000	238,929
BPCE SA:
0.25%, 1/15/2026	EUR	200,000	197,614
0.25%, 1/14/2031	EUR	200,000	164,107
0.38%, 2/2/2026	EUR	300,000	297,014
0.50%, 2/24/2027	EUR	200,000	189,718
0.63%, 9/26/2024	EUR	200,000	208,556
0.63%, 4/28/2025	EUR	200,000	204,469
Series EMTN, 0.75%, 3/3/2031	EUR	200,000	167,866
1.00%, 7/15/2024	EUR	100,000	105,621
Series EMTN, 1.00%, 4/1/2025	EUR	200,000	205,764
Series EMTN, 1.00%, 10/5/2028 (b)	EUR	300,000	279,212
Series EMTN, 1.00%, 1/14/2032 (b)	EUR	400,000	338,256
1.75%, 4/26/2027	EUR	300,000	299,647
3.50%, 1/25/2028	EUR	200,000	212,080
4.00%, 11/29/2032	EUR	100,000	107,424
4.38%, 7/13/2028	EUR	100,000	108,162
Series DMTN, 3 Month EURIBOR - 1.00%, 0.50%, 9/15/2027 (a)	EUR	200,000	190,977
3 Month EURIBOR + 1.60%, 4.63%, 3/2/2030 (a)	EUR	100,000	109,271
Capgemini SE:
2.00%, 4/15/2029	EUR	200,000	198,655
2.38%, 4/15/2032	EUR	200,000	194,284
Carrefour SA Series EMTN, 2.63%, 12/15/2027	EUR	100,000	103,950
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	200,000	189,284
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	200,000	196,963
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	200,000	184,031
Series EMTN, 0.38%, 4/20/2028	EUR	200,000	182,287
Security Description		Principal Amount	Value
Series EMTN, 0.88%, 1/14/2032	EUR	200,000	$ 167,128
Series EMTN, 1.00%, 9/18/2025	EUR	400,000	409,328
Series EMTN, 1.00%, 7/3/2029 (b)	EUR	300,000	277,264
1.13%, 2/24/2029	EUR	200,000	188,435
Series EMTN, 1.13%, 7/12/2032 (b)	EUR	200,000	170,148
Series EMTN, 1.25%, 4/14/2026	EUR	100,000	101,247
Series EMTN, 1.38%, 3/13/2025	EUR	200,000	207,913
Series EMTN, 1.38%, 5/3/2027	EUR	200,000	197,857
Series EMTN, 1.75%, 3/5/2029	EUR	200,000	190,458
Series EMTN, 1.88%, 12/20/2026	EUR	300,000	303,672
2.50%, 8/29/2029	EUR	200,000	200,808
Series EMTN, 3.13%, 2/5/2026	EUR	100,000	106,970
3.38%, 7/28/2027	EUR	200,000	212,486
3.88%, 4/20/2031	EUR	200,000	215,224
3.88%, 11/28/2034	EUR	300,000	324,112
4.13%, 3/7/2030	EUR	100,000	110,223
4.88%, 10/23/2029	GBP	100,000	118,201
3 Month EURIBOR - 0.68%, 0.50%, 9/21/2029 (a)	EUR	200,000	179,677
Series EMTN, 3 Month EURIBOR - 1.25%, 1.00%, 4/22/2026 (a)	EUR	300,000	306,739
3 Month EURIBOR + 1.35%, 4.00%, 10/12/2026 (a)(b)	EUR	300,000	323,176
UK 10 year Gilt + 2.60%, 5.75%, 11/29/2027 (a)	GBP	100,000	122,075
Credit Mutuel Arkea SA 3.38%, 9/19/2027	EUR	200,000	211,723
Danone SA:
Zero Coupon, 12/1/2025	EUR	200,000	199,482
Series EMTN, 0.71%, 11/3/2024	EUR	200,000	208,887
Series EMTN, 1.21%, 11/3/2028	EUR	200,000	192,679
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	182,644
Engie SA:
Series EMTN, 2.38%, 5/19/2026	EUR	200,000	210,495
3.63%, 1/11/2030	EUR	200,000	215,738
4.00%, 1/11/2035	EUR	100,000	108,564
Series EMTN, 5.00%, 10/1/2060	GBP	200,000	222,510

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
EssilorLuxottica SA:
Series EMTN, 0.13%, 5/27/2025	EUR	300,000	$ 305,404
Series EMTN, 0.38%, 1/5/2026	EUR	100,000	100,457
Series EMTN, 0.38%, 11/27/2027	EUR	200,000	190,932
0.50%, 6/5/2028	EUR	200,000	189,971
0.75%, 11/27/2031	EUR	200,000	177,628
Holding d'Infrastructures de Transport SASU Series EMTN, 1.48%, 1/18/2031	EUR	200,000	177,711
HSBC Continental Europe SA 0.10%, 9/3/2027	EUR	200,000	186,989
L'Oreal SA 0.88%, 6/29/2026	EUR	400,000	404,524
LVMH Moet Hennessy Louis Vuitton SE:
Zero Coupon, 2/11/2026	EUR	300,000	298,411
0.13%, 2/11/2028	EUR	200,000	189,392
0.38%, 2/11/2031	EUR	300,000	267,144
0.75%, 4/7/2025	EUR	400,000	414,743
Series EMTN, 1.13%, 2/11/2027	GBP	100,000	108,763
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	100,000	82,669
0.63%, 12/16/2033	EUR	100,000	80,599
Series EMTN, 1.13%, 7/15/2024	EUR	300,000	317,746
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	98,944
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	94,762
1.88%, 9/12/2030	EUR	200,000	194,960
Series EMTN, 2.00%, 1/15/2029	EUR	200,000	201,733
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	106,727
Series EMTN, 8.13%, 1/28/2033	EUR	250,000	365,920
Pernod Ricard SA:
1.13%, 4/7/2025	EUR	200,000	208,054
1.75%, 4/8/2030	EUR	100,000	97,725
Societe Generale SA:
0.13%, 2/24/2026	EUR	300,000	293,258
Series EMTN, 0.13%, 2/18/2028	EUR	100,000	90,751
Series EMTN, 0.25%, 7/8/2027	EUR	300,000	278,849
0.75%, 1/25/2027	EUR	200,000	190,922
Series EMTN, 1.13%, 1/23/2025	EUR	200,000	207,491
1.25%, 6/12/2030	EUR	200,000	175,361
Series EMTN, 1.75%, 3/22/2029	EUR	200,000	186,821
Security Description		Principal Amount	Value
Series EMTN, 2.13%, 9/27/2028	EUR	100,000	$ 96,903
2.63%, 5/30/2029	EUR	200,000	201,650
Series EMTN, 4.25%, 11/16/2032 (b)	EUR	200,000	220,701
3 Month EURIBOR - 0.38%, 0.13%, 11/17/2026 (a)	EUR	200,000	196,862
3 Month EURIBOR - 0.80%, 0.63%, 12/2/2027 (a)	EUR	200,000	188,973
3 Month EURIBOR - 0.95%, 0.50%, 6/12/2029 (a)	EUR	100,000	88,490
3 Month EURIBOR - 1.28%, 0.88%, 9/22/2028 (a)	EUR	100,000	93,175
3 Month EURIBOR + 1.80%, 4.25%, 12/6/2030 (a)	EUR	300,000	316,169
Suez SACA Series EMTN, 2.88%, 5/24/2034	EUR	200,000	192,302
TotalEnergies Capital Canada Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	200,000	198,045
TotalEnergies Capital International SA:
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	94,367
Series EMTN, 1.38%, 10/4/2029	EUR	200,000	190,364
Series EMTN, 1.49%, 4/8/2027	EUR	300,000	301,883
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	157,744
Series EMTN, 1.99%, 4/8/2032	EUR	400,000	382,038
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	200,000	185,345
Series EMTN, 1.38%, 12/4/2031	EUR	100,000	81,676
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	200,000	191,310
			32,315,004
GERMANY — 10.8%
Allianz Finance II BV Series 62, 4.50%, 3/13/2043	GBP	100,000	115,579
Amprion GmbH 3.97%, 9/22/2032	EUR	100,000	109,521
Aroundtown SA Series EMTN, 0.38%, 4/15/2027	EUR	100,000	78,189

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	100,000	$ 95,834
0.88%, 11/15/2027	EUR	200,000	198,627
1.50%, 3/17/2031	EUR	200,000	185,912
Bayer AG:
0.05%, 1/12/2025	EUR	200,000	204,935
0.38%, 7/6/2024	EUR	200,000	209,915
0.38%, 1/12/2029	EUR	100,000	90,000
0.63%, 7/12/2031	EUR	400,000	334,471
0.75%, 1/6/2027	EUR	300,000	292,551
1.13%, 1/6/2030	EUR	100,000	90,610
1.38%, 7/6/2032	EUR	300,000	259,826
Bayer Capital Corp. BV:
1.50%, 6/26/2026	EUR	300,000	303,922
2.13%, 12/15/2029	EUR	200,000	193,464
BMW Finance NV:
Zero Coupon, 1/11/2026	EUR	200,000	199,138
0.50%, 2/22/2025	EUR	200,000	206,347
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	104,848
Series EMTN, 1.50%, 2/6/2029	EUR	200,000	196,977
Commerzbank AG:
0.50%, 12/4/2026	EUR	200,000	194,868
Series EMTN, 0.63%, 8/28/2024	EUR	100,000	104,855
Series EMTN, 1.00%, 3/4/2026	EUR	200,000	202,666
Deutsche Bank AG:
Series EMTN, 1.63%, 1/20/2027	EUR	400,000	386,952
Series EMTN, 3 Month EURIBOR - 2.05%, 1.75%, 11/19/2030 (a)	EUR	300,000	258,234
3 Month EURIBOR + 1.38%, 1.88%, 2/23/2028 (a)	EUR	300,000	289,411
3 Month EURIBOR + 2.95%, 5.00%, 9/5/2030 (a)	EUR	400,000	419,669
SONIA + 2.62%, 6.13%, 12/12/2030 (a)	GBP	200,000	233,081
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	200,000	196,892
Series EMTN, 1.75%, 3/25/2031	EUR	200,000	194,641
Deutsche Telekom International Finance BV:
Series EMTN, 1.50%, 4/3/2028	EUR	250,000	247,185
Series EMTN, 2.00%, 12/1/2029	EUR	100,000	100,186
Security Description		Principal Amount	Value
E.ON International Finance BV:
Series EMTN, 1.50%, 7/31/2029	EUR	150,000	$ 143,866
Series EMTN, 5.88%, 10/30/2037	GBP	100,000	122,094
Series EMTN, 6.13%, 7/6/2039	GBP	100,000	124,905
Series EMTN, 6.25%, 6/3/2030	GBP	200,000	255,669
Series EMTN, 6.38%, 6/7/2032	GBP	190,000	245,960
6.75%, 1/27/2039	GBP	100,000	132,581
E.ON SE:
Series EMTN, 0.38%, 9/29/2027	EUR	200,000	191,238
3.88%, 1/12/2035	EUR	100,000	108,226
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	200,000	162,550
Heidelberg Materials AG Series EMTN, 1.50%, 2/7/2025	EUR	100,000	104,681
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	205,699
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	100,000	91,070
Series EMTN, 0.75%, 3/11/2033	EUR	250,000	212,347
Series EMTN, 1.00%, 11/15/2027	EUR	100,000	98,553
Series EMTN, 1.13%, 11/6/2031	EUR	325,000	293,524
Series EMTN, 1.38%, 5/11/2028	EUR	200,000	198,213
Series EMTN, 1.50%, 7/3/2029	EUR	325,000	318,126
Series EMTN, 2.13%, 7/3/2037	EUR	250,000	230,915
Mercedes-Benz International Finance BV:
Series EMTN, 0.63%, 5/6/2027	EUR	300,000	294,505
Series EMTN, 0.85%, 2/28/2025	EUR	200,000	207,869
Series EMTN, 1.00%, 11/11/2025	EUR	100,000	102,706
1.38%, 6/26/2026	EUR	100,000	102,118
Series EMTN, 1.50%, 3/9/2026	EUR	200,000	206,248
Series EMTN, 2.00%, 8/22/2026	EUR	200,000	208,114
Series EMTN, 2.63%, 4/7/2025	EUR	400,000	428,054

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
RWE AG:
2.13%, 5/24/2026	EUR	300,000	$ 309,912
2.75%, 5/24/2030	EUR	200,000	200,445
SAP SE:
1.25%, 3/10/2028	EUR	300,000	297,495
1.63%, 3/10/2031	EUR	100,000	96,676
Series EMTN, 1.75%, 2/22/2027	EUR	150,000	158,369
Siemens Financieringsmaatschappij NV:
Series EMTN, Zero Coupon, 2/20/2026	EUR	200,000	198,930
0.25%, 2/20/2029	EUR	300,000	275,138
Series EMTN, 0.38%, 6/5/2026	EUR	200,000	198,794
Series EMTN, 0.50%, 9/5/2034	EUR	200,000	162,432
Series EMTN, 1.00%, 2/20/2025	GBP	100,000	117,392
Series EMTN, 1.38%, 9/6/2030	EUR	200,000	190,734
2.25%, 3/10/2025	EUR	400,000	424,897
Series EMTN, 2.88%, 3/10/2028	EUR	100,000	107,142
3.38%, 8/24/2031	EUR	200,000	217,875
Traton Finance Luxembourg SA:
Series EMTN, 0.13%, 3/24/2025	EUR	100,000	100,994
Series EMTN, 0.75%, 3/24/2029	EUR	300,000	268,487
Volkswagen Financial Services AG:
Series EMTN, 0.13%, 2/12/2027	EUR	200,000	188,353
Series EMTN, 0.25%, 1/31/2025	EUR	300,000	306,666
Series EMTN, 0.88%, 1/31/2028	EUR	200,000	186,446
Series EMTN, 1.50%, 10/1/2024	EUR	100,000	105,666
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	100,000	91,930
Series EMTN, 1.63%, 1/16/2030 (b)	EUR	200,000	186,131
Series 10Y, 1.88%, 3/30/2027	EUR	200,000	199,867
3.25%, 11/18/2030	EUR	200,000	202,954
4.13%, 11/15/2025	EUR	200,000	216,618
4.13%, 11/16/2038 (b)	EUR	200,000	208,069
Volkswagen Leasing GmbH:
Zero Coupon, 7/19/2024	EUR	100,000	104,499
0.38%, 7/20/2026	EUR	400,000	386,582
Security Description		Principal Amount	Value
Series EMTN, 1.38%, 1/20/2025	EUR	200,000	$ 208,322
Vonovia SE:
Series EMTN, Zero Coupon, 12/1/2025	EUR	100,000	96,113
Series EMTN, 0.25%, 9/1/2028	EUR	200,000	169,421
Series EMTN, 0.38%, 6/16/2027	EUR	200,000	181,051
Series EMTN, 0.63%, 12/14/2029	EUR	100,000	81,917
1.00%, 6/16/2033	EUR	300,000	221,902
Wintershall Dea Finance BV:
0.84%, 9/25/2025	EUR	200,000	200,453
1.33%, 9/25/2028	EUR	100,000	91,513
1.82%, 9/25/2031	EUR	200,000	170,205
			18,219,527
IRELAND — 0.5%
AIB Group PLC Series EMTN, 1 year GBP Swap + 1.30%, 2.25%, 4/4/2028 (a)	EUR	200,000	197,825
Bank of Ireland Group PLC Series EMTN, 1 year GBP Swap + 1.10%, 1.88%, 6/5/2026 (a)	EUR	200,000	205,421
Ryanair DAC Series EMTN, 0.88%, 5/25/2026	EUR	200,000	198,962
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026	EUR	200,000	210,468
			812,676
ITALY — 5.4%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	350,000	387,757
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	200,000	176,945
Series EMTN, 2.38%, 11/25/2033	EUR	100,000	85,075
Autostrade per l'Italia SpA:
2.00%, 12/4/2028	EUR	200,000	190,679
2.00%, 1/15/2030	EUR	300,000	274,428
Enel Finance International NV:
Zero Coupon, 5/28/2026	EUR	100,000	97,285
Series EMTN, Zero Coupon, 6/17/2027	EUR	100,000	93,600
Series EMTN, 0.38%, 6/17/2027	EUR	200,000	190,277
0.50%, 6/17/2030	EUR	350,000	300,921
Series EMTN, 0.88%, 9/28/2034	EUR	100,000	76,441
Series EMTN, 0.88%, 6/17/2036	EUR	300,000	216,250

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	$ 210,292
Series EMTN, 1.13%, 9/16/2026	EUR	100,000	100,373
Series EMTN, 1.50%, 7/21/2025	EUR	500,000	518,785
2.88%, 4/11/2029	GBP	200,000	210,875
3.88%, 3/9/2029	EUR	100,000	108,752
Series EMTN, 5.63%, 8/14/2024	GBP	50,000	63,051
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	298,640
Eni SpA:
Series EMTN, 0.38%, 6/14/2028	EUR	100,000	91,936
Series EMTN, 0.63%, 1/23/2030	EUR	200,000	175,590
1.25%, 5/18/2026	EUR	100,000	100,985
Series EMTN, 1.50%, 2/2/2026 (b)	EUR	200,000	205,161
2.00%, 5/18/2031	EUR	150,000	141,064
Series EMTN, 3.63%, 1/29/2029	EUR	300,000	320,647
Series EMTN, 3.75%, 9/12/2025	EUR	150,000	163,057
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	400,000	371,590
Series EMTN, 1.00%, 7/4/2024	EUR	200,000	211,238
1.00%, 11/19/2026	EUR	200,000	195,893
Series EMTN, 1.75%, 3/20/2028	EUR	100,000	97,416
Series EMTN, 1.75%, 7/4/2029	EUR	300,000	279,756
Series EMTN, 2.13%, 5/26/2025	EUR	200,000	208,891
4.75%, 9/6/2027	EUR	200,000	218,702
3 Month EURIBOR + 1.70%, 5.00%, 3/8/2028 (a)	EUR	450,000	489,898
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	197,825
Terna - Rete Elettrica Nazionale Series EMTN, 1.38%, 7/26/2027	EUR	200,000	199,009
UniCredit SpA:
Series EMTN, 0.33%, 1/19/2026	EUR	200,000	197,657
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	102,048
Series EMTN, 0.85%, 1/19/2031	EUR	100,000	82,990
Series EMTN, 2.13%, 10/24/2026	EUR	100,000	102,384
Security Description		Principal Amount	Value
Series EMTN, 3 Month EURIBOR - 0.90%, 0.80%, 7/5/2029 (a)	EUR	200,000	$ 182,369
Series EMTN, 3 Month EURIBOR - 1.35%, 1.20%, 1/20/2026 (a)	EUR	250,000	258,048
Series EMTN, 3 Month EURIBOR - 1.60%, 1.25%, 6/16/2026 (a)	EUR	300,000	306,834
Series EMTN, 3 Month EURIBOR - 2.55%, 2.20%, 7/22/2027 (a)	EUR	250,000	251,661
3 Month EURIBOR + 0.85%, 0.93%, 1/18/2028 (a)	EUR	100,000	96,085
3 Month EURIBOR + 1.60%, 4.45%, 2/16/2029 (a)	EUR	200,000	211,323
3 Month EURIBOR + 2.85%, 5.85%, 11/15/2027 (a)	EUR	150,000	167,434
			9,227,917
JAPAN — 2.2%
Mitsubishi UFJ Financial Group, Inc. Series EMTN, 3 Month EURIBOR + 1.03%, 3.27%, 9/19/2025 (a)	EUR	200,000	214,827
Mizuho Financial Group, Inc. Series EMTN, 0.69%, 10/7/2030	EUR	300,000	256,956
NTT Finance Corp.:
Series REGS, Zero Coupon, 3/3/2025	EUR	200,000	204,146
Series REGS, 0.34%, 3/3/2030	EUR	300,000	263,968
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	681,262
Seven & i Holdings Co. Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	691,057
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	100,000	87,478
1.55%, 6/15/2026	EUR	400,000	404,077
Takeda Pharmaceutical Co. Ltd.:
1.38%, 7/9/2032	EUR	400,000	350,459
2.00%, 7/9/2040	EUR	300,000	241,714
Series REGS, 2.25%, 11/21/2026	EUR	100,000	103,203
Series REGS, 3.00%, 11/21/2030	EUR	250,000	256,053
			3,755,200

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
MEXICO — 0.1%
America Movil SAB de CV 4.38%, 8/7/2041	GBP	100,000	$ 105,036
NETHERLANDS — 6.2%
ABN AMRO Bank NV:
0.50%, 9/23/2029	EUR	400,000	347,539
0.60%, 1/15/2027	EUR	300,000	287,275
Series EMTN, 1.00%, 4/16/2025	EUR	218,000	225,652
1.00%, 6/2/2033	EUR	200,000	166,602
Series EMTN, 1.25%, 5/28/2025	EUR	200,000	206,321
1.25%, 1/20/2034	EUR	100,000	82,390
4.25%, 2/21/2030	EUR	300,000	323,895
4.38%, 10/20/2028	EUR	200,000	216,389
4.50%, 11/21/2034	EUR	200,000	220,860
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	204,182
Cooperatieve Rabobank UA:
Series GMTN, 1.13%, 5/7/2031 (b)	EUR	300,000	262,433
Series GMTN, 1.25%, 3/23/2026	EUR	300,000	307,157
Series GMTN, 1.38%, 2/3/2027 (b)	EUR	200,000	201,204
4.00%, 1/10/2030	EUR	200,000	213,820
4.13%, 7/14/2025	EUR	450,000	492,789
Series GMTN, 3 Month EURIBOR - 0.52%, 0.38%, 12/1/2027 (a)	EUR	300,000	285,960
Series GMTN, 3 Month EURIBOR - 1.18%, 0.88%, 5/5/2028 (a)	EUR	300,000	286,626
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	100,000	101,276
ING Groep NV:
Series EMTN, 1.38%, 1/11/2028	EUR	100,000	96,885
Series EMTN, 2.00%, 9/20/2028	EUR	200,000	196,644
Series EMTN, 2.13%, 1/10/2026	EUR	200,000	208,106
Series EMTN, 2.50%, 11/15/2030	EUR	200,000	197,216
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	230,987
3 Month EURIBOR - 0.43%, 0.13%, 11/29/2025 (a)	EUR	100,000	102,369
Series EMTN, 3 Month EURIBOR - 0.60%, 0.10%, 9/3/2025 (a)	EUR	300,000	310,814
3 Month EURIBOR - 0.68%, 0.25%, 2/18/2029 (a)	EUR	300,000	267,880
Security Description		Principal Amount	Value
3 Month EURIBOR - 0.70%, 0.25%, 2/1/2030 (a)	EUR	200,000	$ 172,631
3 Month EURIBOR - 0.70%, 0.38%, 9/29/2028 (a)	EUR	200,000	183,081
3 Month EURIBOR + 0.85%, 1.25%, 2/16/2027 (a)	EUR	300,000	299,452
Series EMTN, 3 Month EURIBOR + 1.10%, 2.13%, 5/23/2026 (a)	EUR	300,000	311,981
3 Month EURIBOR + 1.15%, 1.75%, 2/16/2031 (a)	EUR	400,000	370,664
3 Month EURIBOR + 1.85%, 4.88%, 11/14/2027 (a)	EUR	200,000	219,655
3 Month EURIBOR + 2.15%, 5.25%, 11/14/2033 (a)	EUR	400,000	459,576
Series EMTN, SONIA + 0.90%, 1.13%, 12/7/2028 (a)	GBP	100,000	99,623
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	120,000	145,923
LeasePlan Corp. NV:
Series EMTN, 0.25%, 2/23/2026	EUR	200,000	195,409
Series EMTN, 0.25%, 9/7/2026	EUR	100,000	95,881
Shell International Finance BV:
Series EMTN, 0.13%, 11/8/2027	EUR	300,000	281,770
Series EMTN, 0.38%, 2/15/2025	EUR	200,000	206,280
Series EMTN, 0.50%, 11/8/2031	EUR	100,000	83,998
Series EMTN, 0.75%, 8/15/2028	EUR	200,000	187,974
Series EMTN, 0.88%, 11/8/2039	EUR	200,000	137,566
Series EMTN, 1.25%, 11/11/2032	EUR	100,000	87,450
Series EMTN, 1.50%, 4/7/2028	EUR	200,000	197,535
Series EMTN, 1.63%, 1/20/2027	EUR	200,000	202,503
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	209,293
Series EMTN, 1.88%, 4/7/2032	EUR	200,000	187,465
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	105,334
			10,484,315

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
NORWAY — 0.7%
DNB Bank ASA:
Series EMTN, 3 Month EURIBOR - 0.53%, 0.25%, 2/23/2029 (a)	EUR	300,000	$ 271,221
3 Month EURIBOR + 0.32%, 0.38%, 1/18/2028 (a)	EUR	100,000	95,779
3 Month EURIBOR + 0.63%, 3.63%, 2/16/2027 (a)	EUR	100,000	106,798
Series EMTN, 3 Month EURIBOR + 0.77%, 3.13%, 9/21/2027 (a)	EUR	300,000	316,942
UK 10 year Gilt + 1.35%, 2.63%, 6/10/2026 (a)	GBP	200,000	234,906
UK 10 year Gilt + 2.15%, 4.00%, 8/17/2027 (a)	GBP	100,000	116,203
SpareBank 1 SR-Bank ASA 3.75%, 11/23/2027	EUR	100,000	106,726
			1,248,575
PORTUGAL — 0.1%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	200,000	194,336
SPAIN — 5.7%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027 (b)	EUR	300,000	305,649
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	98,429
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 0.38%, 10/2/2024	EUR	200,000	207,963
Series GMTN, 0.38%, 11/15/2026	EUR	100,000	96,581
Series GMTN, 0.50%, 1/14/2027	EUR	200,000	191,523
Series GMTN, 0.75%, 6/4/2025	EUR	300,000	306,464
1.00%, 6/21/2026	EUR	200,000	199,316
Series GMTN, 1.38%, 5/14/2025	EUR	200,000	206,693
1.75%, 11/26/2025	EUR	100,000	102,794
3.38%, 9/20/2027	EUR	300,000	316,941
3 Month EURIBOR - 0.52%, 0.13%, 3/24/2027 (a)	EUR	300,000	291,665
3 Month EURIBOR + 0.82%, 0.88%, 1/14/2029 (a)	EUR	100,000	93,031
3 Month EURIBOR + 1.70%, 4.63%, 1/13/2031 (a)	EUR	100,000	108,824
Security Description		Principal Amount	Value
Banco de Sabadell SA Series EMTN, 0.88%, 7/22/2025	EUR	200,000	$ 202,158
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	100,000	91,236
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	96,901
0.50%, 2/4/2027	EUR	300,000	285,366
Series EMTN, 1.00%, 11/4/2031	EUR	200,000	172,379
Series EMTN, 1.13%, 1/17/2025	EUR	200,000	207,584
Series EMTN, 1.38%, 7/31/2024	GBP	100,000	120,333
Series EMTN, 1.38%, 1/5/2026	EUR	200,000	202,548
3.75%, 1/16/2026	EUR	400,000	429,646
3.88%, 1/16/2028	EUR	100,000	107,153
Series EMTN, 1 year GBP Swap - 0.78%, 0.63%, 6/24/2029 (a)	EUR	300,000	271,279
Series EMTN, 1 year GBP Swap + 1.05%, 3.63%, 9/27/2026 (a)	EUR	300,000	321,162
3 Month EURIBOR - 0.85%, 0.50%, 3/24/2027 (a)	EUR	200,000	194,475
CaixaBank SA:
Series EMTN, 0.38%, 2/3/2025	EUR	200,000	204,880
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	200,358
Series EMTN, 1.38%, 6/19/2026	EUR	200,000	198,703
3 Month EURIBOR - 0.85%, 0.38%, 11/18/2026 (a)	EUR	100,000	98,275
Series EMTN, 3 Month EURIBOR - 0.90%, 0.50%, 2/9/2029 (a)	EUR	200,000	180,883
Series EMTN, 3 Month EURIBOR - 1.00%, 0.75%, 5/26/2028 (a)	EUR	100,000	93,691
Series EMTN, 3 Month EURIBOR - 1.17%, 0.75%, 7/10/2026 (a)	EUR	200,000	202,913
3 Month EURIBOR + 0.62%, 0.63%, 1/21/2028 (a)	EUR	100,000	95,982
3 Month EURIBOR + 0.80%, 1.63%, 4/13/2026	EUR	200,000	206,034
3 Month EURIBOR + 2.40%, 5.38%, 11/14/2030 (a)	EUR	400,000	448,148

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Iberdrola Finanzas SA:
Series EMTN, 1.00%, 3/7/2025	EUR	100,000	$ 104,232
Series EMTN, 1.38%, 3/11/2032	EUR	200,000	187,404
Iberdrola International BV Series EMTN, 1.13%, 4/21/2026	EUR	200,000	204,183
Naturgy Finance BV:
Series EMTN, 1.25%, 1/15/2026	EUR	200,000	203,129
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	99,891
Santander Consumer Finance SA Series EMTN, 0.38%, 1/17/2025	EUR	300,000	308,535
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	100,000	89,967
Series EMTN, 1.20%, 8/21/2027	EUR	200,000	198,239
Series EMTN, 1.45%, 1/22/2027	EUR	300,000	303,291
Series EMTN, 1.46%, 4/13/2026	EUR	200,000	205,326
Series EMTN, 1.53%, 1/17/2025	EUR	100,000	105,353
Series EMTN, 1.72%, 1/12/2028	EUR	200,000	201,302
Series EMTN, 1.79%, 3/12/2029	EUR	200,000	198,240
Series EMTN, 2.59%, 5/25/2031	EUR	100,000	101,305
			9,668,357
SWEDEN — 2.3%
Heimstaden Bostad Treasury BV Series EMTN, 0.25%, 10/13/2024	EUR	100,000	95,708
Skandinaviska Enskilda Banken AB:
Series EMTN, 0.05%, 7/1/2024	EUR	100,000	104,849
Series EMTN, 0.38%, 2/11/2027	EUR	200,000	189,262
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	179,445
Series EMTN, 0.63%, 11/12/2029	EUR	200,000	172,600
Series EMTN, 0.75%, 8/9/2027	EUR	200,000	189,083
1.75%, 11/11/2026	EUR	400,000	404,404
3.75%, 2/7/2028	EUR	200,000	211,424
Series EMTN, 3.88%, 5/9/2028	EUR	250,000	269,534
Security Description		Principal Amount	Value
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	300,000	$ 268,757
Series EMTN, 0.13%, 11/3/2026	EUR	100,000	96,030
0.50%, 2/18/2030	EUR	300,000	257,301
Series EMTN, 1.00%, 4/15/2025	EUR	500,000	516,913
3.38%, 2/17/2028	EUR	200,000	212,635
Swedbank AB:
Series GMTN, 0.25%, 11/2/2026	EUR	100,000	95,818
Series EMTN, 0.75%, 5/5/2025	EUR	100,000	102,152
2.10%, 5/25/2027	EUR	200,000	201,869
3.75%, 11/14/2025	EUR	200,000	215,237
1 year GBP Swap - 0.57%, 0.30%, 5/20/2027 (a)	EUR	200,000	192,016
			3,975,037
SWITZERLAND — 4.2%
Credit Suisse AG:
Series EMTN, 0.25%, 1/5/2026	EUR	300,000	291,725
0.25%, 9/1/2028	EUR	200,000	174,713
Series EMTN, 1.13%, 12/15/2025	GBP	100,000	109,992
Series EMTN, 1.50%, 4/10/2026	EUR	200,000	199,073
Holcim Finance Luxembourg SA:
0.50%, 9/3/2030	EUR	100,000	84,472
Series EMTN, 2.25%, 5/26/2028	EUR	200,000	202,317
Novartis Finance SA Zero Coupon, 9/23/2028	EUR	300,000	275,292
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	200,000	203,487
1.50%, 3/26/2030	EUR	200,000	193,122
2.00%, 3/26/2038	EUR	200,000	175,905
UBS AG:
Series EMTN, Zero Coupon, 3/31/2026	EUR	200,000	193,730
0.50%, 3/31/2031	EUR	200,000	167,201
UBS Group AG:
0.25%, 2/24/2028	EUR	200,000	178,122
Series EMTN, 0.63%, 1/18/2033	EUR	200,000	150,966
0.63%, 2/24/2033	EUR	300,000	229,985
Series EMTN, 0.65%, 9/10/2029	EUR	200,000	170,694
0.88%, 11/3/2031	EUR	200,000	161,237
Series EMTN, 1.25%, 9/1/2026	EUR	300,000	294,344

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
1 year GBP Swap - 0.48%, 0.25%, 11/3/2026 (a)	EUR	200,000	$ 194,349
Series EMTN, 1 year GBP Swap - 0.55%, 0.25%, 1/29/2026 (a)	EUR	200,000	201,016
Series EMTN, 1 year GBP Swap - 0.77%, 0.25%, 11/5/2028 (a)	EUR	600,000	536,222
Series EMTN, 1 year GBP Swap - 1.05%, 1.00%, 6/24/2027 (a)	EUR	600,000	579,557
Series EMTN, 1 year GBP Swap - 3.50%, 3.25%, 4/2/2026 (a)	EUR	500,000	525,251
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (a)	EUR	100,000	104,327
1 year GBP Swap + 1.15%, 2.75%, 6/15/2027 (a)	EUR	200,000	203,909
1 year GBP Swap + 1.60%, 2.13%, 10/13/2026 (a)	EUR	200,000	203,012
1 year GBP Swap + 4.95%, 7.75%, 3/1/2029 (a)	EUR	300,000	362,315
Series EMTN, UK 10 year Gilt + 2.23%, 2.25%, 6/9/2028 (a)	GBP	300,000	314,485
UK 10 year Gilt + 4.55%, 7.38%, 9/7/2033 (a)	GBP	100,000	132,794
Series EMTN, 1 year GBP Swap - 0.77%, 0.65%, 1/14/2028 (a)	EUR	300,000	280,955
			7,094,569
UNITED KINGDOM — 9.0%
Annington Funding PLC Series EMTN, 3.94%, 7/12/2047	GBP	100,000	86,977
Barclays PLC:
Series EMTN, 3.25%, 2/12/2027	GBP	200,000	222,724
Series EMTN, 3.25%, 1/17/2033	GBP	200,000	190,108
1 year GBP Swap - 1.26%, 0.58%, 8/9/2029 (a)	EUR	200,000	174,564
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (a)	EUR	200,000	206,515
1 year GBP Swap + 0.85%, 0.88%, 1/28/2028 (a)	EUR	200,000	189,185
1 year GBP Swap + 2.55%, 5.26%, 1/29/2034 (a)	EUR	200,000	217,726
Security Description		Principal Amount	Value
UK 10 year Gilt + 2.80%, 6.37%, 1/31/2031 (a)	GBP	100,000	$ 121,606
1 year GBP Swap + 1.00%, 1.11%, 5/12/2032 (a)	EUR	300,000	243,967
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	182,108
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	117,305
Series EMTN, 5.13%, 12/1/2025	GBP	100,000	123,710
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	100,000	88,739
Series EMTN, 2.52%, 4/7/2028	EUR	200,000	205,482
2.82%, 4/7/2032	EUR	200,000	198,342
British Telecommunications PLC:
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	198,457
Series EMTN, 1.75%, 3/10/2026	EUR	200,000	205,397
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	102,775
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	81,668
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	147,122
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	200,000	166,279
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	100,000	135,241
CK Hutchison Finance 16 II Ltd. 0.88%, 10/3/2024	EUR	200,000	208,628
CK Hutchison Group Telecom Finance SA:
0.75%, 4/17/2026	EUR	100,000	98,995
1.13%, 10/17/2028	EUR	200,000	186,114
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	87,893	86,613
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	200,000	199,654
easyJet FinCo BV Series EMTN, 1.88%, 3/3/2028	EUR	200,000	190,236
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	101,694
Series EMTN, 1.25%, 10/12/2028	GBP	100,000	102,081

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.38%, 12/2/2024	EUR	150,000	$ 158,214
Series EMTN, 1.63%, 5/12/2035	GBP	200,000	171,180
Heathrow Funding Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	200,000	205,778
Series EMTN, 5.88%, 5/13/2043	GBP	100,000	122,488
Series REGS, 6.45%, 12/10/2031	GBP	100,000	128,838
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	126,766
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	300,000	314,591
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	308,333
2.63%, 8/16/2028 (b)	GBP	200,000	212,031
4.75%, 3/10/2028	EUR	200,000	218,015
1 year GBP SONIA ICE Swap + 1.32%, 2.26%, 11/13/2026 (a)	GBP	200,000	226,590
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (a)	GBP	200,000	218,017
1 year GBP Swap + 1.77%, 3.00%, 5/29/2030 (a)	GBP	100,000	103,067
3 Month EURIBOR - 0.78%, 0.64%, 9/24/2029 (a)	EUR	200,000	178,580
3 Month EURIBOR - 0.81%, 0.31%, 11/13/2026 (a)	EUR	100,000	98,645
3 Month EURIBOR - 1.03%, 0.77%, 11/13/2031 (a)	EUR	300,000	254,466
3 Month EURIBOR + 1.45%, 3.02%, 6/15/2027 (a)	EUR	300,000	311,653
3 Month EURIBOR + 1.55%, 4.79%, 3/10/2032 (a)	EUR	200,000	218,763
SONIA + 1.31%, 1.75%, 7/24/2027 (a)	GBP	100,000	108,277
Imperial Brands Finance Netherlands BV Series EMTN, 1.75%, 3/18/2033	EUR	200,000	157,533
Lloyds Bank Corporate Markets PLC Series EMTN, 2.38%, 4/9/2026	EUR	200,000	207,746
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	140,000	200,288
Security Description		Principal Amount	Value
Lloyds Banking Group PLC:
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	$ 240,474
Series EMTN, 1 year GBP Swap - 0.85%, 0.50%, 11/12/2025 (a)	EUR	100,000	103,100
Series EMTN, 1 year GBP Swap - 3.75%, 3.50%, 4/1/2026 (a)	EUR	200,000	213,341
1 year GBP Swap + 1.50%, 3.13%, 8/24/2030 (a)	EUR	300,000	299,691
UK 10 year Gilt + 1.30%, 1.88%, 1/15/2026 (a)	GBP	100,000	117,715
National Grid Electricity Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	124,029
National Grid PLC 4.28%, 1/16/2035	EUR	200,000	215,114
Nationwide Building Society:
0.25%, 7/22/2025	EUR	100,000	100,709
3 Month EURIBOR + 0.93%, 1.50%, 3/8/2026 (a)	EUR	200,000	206,104
NatWest Group PLC:
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (a)	GBP	200,000	230,471
3 Month EURIBOR - 0.89%, 0.67%, 9/14/2029 (a)	EUR	200,000	176,102
Series EMTN, 3 Month EURIBOR - 0.95%, 0.78%, 2/26/2030 (a)	EUR	200,000	173,742
Series EMTN, 3 Month EURIBOR + 1.08%, 1.75%, 3/2/2026 (a)	EUR	200,000	207,056
3 Month EURIBOR + 1.91%, 4.07%, 9/6/2028 (a)	EUR	200,000	211,290
Series EMTN, UK 10 year Gilt + 2.10%, 3.62%, 3/29/2029 (a)	GBP	200,000	218,146
NatWest Markets PLC:
Series EMTN, 0.13%, 11/12/2025	EUR	300,000	296,213
Series EMTN, 0.13%, 6/18/2026	EUR	100,000	96,228
1.38%, 3/2/2027	EUR	200,000	195,885
Series EMTN, 2.75%, 4/2/2025	EUR	200,000	212,350
Santander U.K. Group Holdings PLC 1 year GBP Swap + 2.87%, 7.10%, 11/16/2027 (a)	GBP	100,000	124,658

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Sky Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	200,000	$ 208,957
Standard Chartered PLC 4.87%, 5/10/2031	EUR	100,000	107,660
Thames Water Utilities Finance PLC 4.38%, 1/18/2031	EUR	200,000	193,089
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2045	GBP	150,000	177,015
Unilever Finance Netherlands BV:
Series EMTN, 1.25%, 3/25/2025	EUR	100,000	104,548
1.75%, 3/25/2030	EUR	200,000	195,955
University of Oxford 2.54%, 12/8/2117	GBP	250,000	165,431
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	300,000	305,963
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	92,126
Series EMTN, 1.63%, 11/24/2030	EUR	100,000	93,379
Series EMTN, 1.88%, 9/11/2025	EUR	50,000	52,079
Series EMTN, 2.20%, 8/25/2026	EUR	328,000	339,117
Series EMTN, 3.00%, 8/12/2056	GBP	150,000	105,783
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	80,406
Wellcome Trust Ltd.:
1.50%, 7/14/2071	GBP	200,000	100,045
2.52%, 2/7/2118	GBP	100,000	65,834
Yorkshire Water Finance PLC Series EMTN, 2.75%, 4/18/2041	GBP	100,000	80,743
			15,260,419
UNITED STATES — 26.2%
Abbott Ireland Financing DAC 1.50%, 9/27/2026	EUR	150,000	152,946
Altria Group, Inc.:
2.20%, 6/15/2027	EUR	100,000	101,185
3.13%, 6/15/2031	EUR	200,000	187,646
American Honda Finance Corp.:
0.30%, 7/7/2028	EUR	100,000	91,438
1.95%, 10/18/2024	EUR	200,000	212,479
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	199,226
American Medical Systems Europe BV 0.75%, 3/8/2025	EUR	200,000	206,406
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	114,294
Security Description		Principal Amount	Value
Apple, Inc.:
0.50%, 11/15/2031	EUR	300,000	$ 263,321
0.88%, 5/24/2025	EUR	100,000	103,669
1.38%, 5/24/2029	EUR	200,000	195,640
1.63%, 11/10/2026	EUR	440,000	450,811
3.05%, 7/31/2029	GBP	100,000	112,160
AT&T, Inc.:
0.25%, 3/4/2026	EUR	100,000	98,719
0.80%, 3/4/2030	EUR	300,000	266,523
1.60%, 5/19/2028	EUR	200,000	195,163
1.80%, 9/5/2026	EUR	200,000	203,576
2.35%, 9/5/2029	EUR	100,000	99,027
2.45%, 3/15/2035	EUR	200,000	181,571
Series GBP, 2.90%, 12/4/2026	GBP	100,000	113,092
3.15%, 9/4/2036	EUR	303,000	290,499
3.50%, 12/17/2025	EUR	100,000	107,750
3.55%, 11/18/2025	EUR	150,000	161,597
3.55%, 12/17/2032	EUR	300,000	310,512
3.95%, 4/30/2031	EUR	200,000	216,214
4.25%, 6/1/2043	GBP	200,000	193,700
4.30%, 11/18/2034	EUR	150,000	163,879
4.38%, 9/14/2029	GBP	150,000	171,719
4.88%, 6/1/2044	GBP	150,000	157,740
Series EMTN, 7.00%, 4/30/2040	GBP	150,000	200,672
Bank of America Corp.:
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	324,376
Series EMTN, 3 Month EURIBOR - 0.73%, 0.58%, 8/8/2029 (a)	EUR	100,000	90,386
Series EMTN, 3 Month EURIBOR - 0.76%, 0.58%, 8/24/2028 (a)	EUR	100,000	93,110
Series EMTN, 3 Month EURIBOR - 0.79%, 0.69%, 3/22/2031 (a)	EUR	200,000	172,258
Series EMTN, 3 Month EURIBOR - 0.94%, 0.65%, 10/26/2031 (a)	EUR	400,000	337,023
Series EMTN, 3 Month EURIBOR - 3.67%, 3.65%, 3/31/2029 (a)	EUR	200,000	211,417
Series EMTN, 3 Month EURIBOR + 0.75%, 0.81%, 5/9/2026 (a)	EUR	300,000	305,135
Series EMTN, 3 Month EURIBOR + 0.89%, 1.66%, 4/25/2028 (a)	EUR	300,000	293,871
Series EMTN, 3 Month EURIBOR + 0.91%, 1.38%, 5/9/2030 (a)	EUR	200,000	184,213

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 Month EURIBOR + 0.91%, 1.95%, 10/27/2026 (a)	EUR	300,000	$ 307,748
Series EMTN, 3 Month EURIBOR + 0.95%, 1.10%, 5/24/2032 (a)	EUR	300,000	257,405
Series EMTN, 3 Month EURIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	100,000	100,830
Series EMTN, 3 Month EURIBOR + 1.20%, 2.82%, 4/27/2033 (a)	EUR	300,000	291,101
UK 10 year Gilt + 1.10%, 1.67%, 6/2/2029 (a)	GBP	100,000	101,404
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	300,000	258,119
2.63%, 6/19/2059	GBP	100,000	74,267
Berkshire Hathaway, Inc.:
Zero Coupon, 3/12/2025	EUR	200,000	204,169
1.13%, 3/16/2027	EUR	100,000	98,811
1.63%, 3/16/2035	EUR	200,000	172,647
Booking Holdings, Inc.:
2.38%, 9/23/2024	EUR	200,000	213,569
4.13%, 5/12/2033	EUR	400,000	433,789
4.50%, 11/15/2031	EUR	100,000	112,219
4.75%, 11/15/2034	EUR	200,000	227,694
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	200,000	169,486
Celanese U.S. Holdings LLC 4.78%, 7/19/2026	EUR	200,000	212,671
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029	EUR	200,000	185,893
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	94,888
1.75%, 1/28/2025	EUR	150,000	157,755
3 Month EURIBOR - 0.96%, 0.50%, 10/8/2027 (a)	EUR	300,000	287,896
Series EMTN, 3 Month EURIBOR - 1.66%, 1.25%, 7/6/2026 (a)	EUR	300,000	306,068
Series EMTN, 3 Month EURIBOR + 1.07%, 1.50%, 7/24/2026 (a)	EUR	300,000	306,966
3 Month EURIBOR + 1.25%, 3.71%, 9/22/2028 (a)	EUR	100,000	106,400
3 Month EURIBOR + 1.60%, 4.11%, 9/22/2033 (a)	EUR	200,000	213,496
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	300,000	271,090
1.13%, 3/9/2027	EUR	100,000	99,623
1.63%, 3/9/2035	EUR	200,000	179,075
Security Description		Principal Amount	Value
Comcast Corp.:
Zero Coupon, 9/14/2026	EUR	300,000	$ 289,156
0.75%, 2/20/2032	EUR	100,000	85,617
1.88%, 2/20/2036	GBP	125,000	106,032
DH Europe Finance II SARL:
0.20%, 3/18/2026	EUR	400,000	395,284
0.75%, 9/18/2031	EUR	300,000	258,829
1.35%, 9/18/2039	EUR	200,000	151,966
Digital Euro Finco LLC 2.50%, 1/16/2026	EUR	200,000	203,080
Digital Intrepid Holding BV 0.63%, 7/15/2031	EUR	100,000	75,609
Dow Chemical Co. 0.50%, 3/15/2027	EUR	100,000	94,849
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	100,000	75,757
Exxon Mobil Corp.:
0.52%, 6/26/2028	EUR	200,000	187,613
0.84%, 6/26/2032	EUR	100,000	84,438
1.41%, 6/26/2039	EUR	200,000	146,107
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	202,084
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	200,000	198,011
2.00%, 5/21/2030	EUR	100,000	94,387
Goldman Sachs Group, Inc.:
Series EMTN, 0.25%, 1/26/2028	EUR	280,000	255,420
0.88%, 5/9/2029	EUR	300,000	269,015
Series EMTN, 0.88%, 1/21/2030	EUR	300,000	265,036
Series EMTN, 1.00%, 3/18/2033	EUR	300,000	242,921
Series EMTN, 1.25%, 5/1/2025	EUR	200,000	206,855
Series EMTN, 1.50%, 12/7/2027	GBP	100,000	102,697
Series EMTN, 1.63%, 7/27/2026	EUR	300,000	304,891
Series EMTN, 2.00%, 11/1/2028	EUR	277,000	272,696
Series EMTN, 2.13%, 9/30/2024	EUR	200,000	213,128
Series EMTN, 3.00%, 2/12/2031	EUR	150,000	152,379
Series EMTN, 3.13%, 7/25/2029	GBP	200,000	212,084
3.38%, 3/27/2025	EUR	400,000	430,268
4.00%, 9/21/2029	EUR	200,000	215,030
Series EMTN, 4.25%, 1/29/2026	GBP	50,000	59,893

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, UK 10 year Gilt + 1.95%, 3.63%, 10/29/2029 (a)	GBP	100,000	$ 109,623
Honeywell International, Inc. 4.13%, 11/2/2034	EUR	200,000	220,555
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	300,000	279,899
0.65%, 2/11/2032	EUR	200,000	167,859
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	103,821
Series EMTN, 0.88%, 2/9/2030	EUR	100,000	91,215
0.95%, 5/23/2025	EUR	200,000	206,261
1.25%, 2/9/2034	EUR	100,000	83,766
1.50%, 5/23/2029	EUR	100,000	95,997
1.75%, 1/31/2031	EUR	200,000	189,530
Series EMTN, 2.88%, 11/7/2025	EUR	200,000	213,262
3.38%, 2/6/2027	EUR	300,000	322,106
3.63%, 2/6/2031	EUR	300,000	323,442
3.75%, 2/6/2035	EUR	100,000	106,646
4.00%, 2/6/2043	EUR	100,000	106,145
4.88%, 2/6/2038	GBP	100,000	113,103
Johnson & Johnson 1.65%, 5/20/2035	EUR	200,000	186,566
JPMorgan Chase & Co.:
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	104,901
Series EMTN, 1.50%, 10/29/2026	EUR	300,000	302,442
Series EMTN, 2.88%, 5/24/2028	EUR	200,000	206,390
Series EMTN, 3 Month EURIBOR - 0.65%, 0.39%, 2/24/2028 (a)	EUR	150,000	141,898
Series EMTN, 3 Month EURIBOR - 0.65%, 0.60%, 2/17/2033 (a)	EUR	300,000	243,537
Series EMTN, 3 Month EURIBOR + 0.76%, 1.09%, 3/11/2027 (a)	EUR	300,000	299,050
Series EMTN, 3 Month EURIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	400,000	394,467
Series EMTN, 3 Month EURIBOR + 0.85%, 1.00%, 7/25/2031 (a)	EUR	400,000	351,253
Series EMTN, 3 Month EURIBOR + 0.87%, 1.05%, 11/4/2032 (a)	EUR	200,000	169,904
Series EMTN, 3 Month EURIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	200,000	194,480
Security Description		Principal Amount	Value
Series EMTN, 3 Month EURIBOR + 1.13%, 1.96%, 3/23/2030 (a)	EUR	400,000	$ 384,815
SONIA + 0.68%, 0.99%, 4/28/2026 (a)	GBP	200,000	230,023
Series EMTN, SONIA + 1.13%, 1.90%, 4/28/2033 (a)	GBP	100,000	92,029
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	201,477
Medtronic Global Holdings SCA:
Zero Coupon, 10/15/2025	EUR	100,000	99,728
0.25%, 7/2/2025	EUR	200,000	202,505
0.38%, 10/15/2028	EUR	100,000	92,150
1.00%, 7/2/2031	EUR	100,000	88,550
1.13%, 3/7/2027	EUR	300,000	297,895
1.38%, 10/15/2040	EUR	100,000	72,952
1.50%, 7/2/2039	EUR	200,000	153,070
1.63%, 3/7/2031	EUR	100,000	94,031
1.63%, 10/15/2050	EUR	200,000	132,088
1.75%, 7/2/2049	EUR	100,000	69,091
2.25%, 3/7/2039	EUR	100,000	86,513
3.00%, 10/15/2028	EUR	200,000	211,095
3.13%, 10/15/2031	EUR	200,000	208,858
3.38%, 10/15/2034	EUR	300,000	314,110
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	200,000	205,769
Microsoft Corp. 3.13%, 12/6/2028	EUR	300,000	327,061
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	150,000	149,731
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	314,679
Series GMTN, 1.88%, 4/27/2027	EUR	500,000	500,532
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	111,085
3 Month EURIBOR - 0.70%, 0.41%, 10/29/2027 (a)	EUR	200,000	190,190
3 Month EURIBOR - 0.87%, 0.50%, 10/26/2029 (a)	EUR	500,000	444,359
3 Month EURIBOR + 0.83%, 1.10%, 4/29/2033 (a)	EUR	400,000	330,564
Series EMTN, 3 Month EURIBOR + 0.83%, 1.34%, 10/23/2026 (a)	EUR	100,000	101,325
3 Month EURIBOR + 0.90%, 2.10%, 5/8/2026 (a)	EUR	200,000	208,174

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
3 Month EURIBOR + 1.24%, 2.95%, 5/7/2032 (a)	EUR	300,000	$ 295,062
3 Month EURIBOR + 1.30%, 4.66%, 3/2/2029 (a)	EUR	400,000	438,405
3 Month EURIBOR + 1.76%, 4.81%, 10/25/2028 (a)	EUR	100,000	110,200
3 Month EURIBOR + 1.95%, 5.15%, 1/25/2034 (a)	EUR	100,000	114,175
SONIA + 2.25%, 5.79%, 11/18/2033 (a)	GBP	300,000	364,952
Nestle Finance International Ltd.:
Series EMTN, Zero Coupon, 6/14/2026	EUR	100,000	98,593
0.38%, 5/12/2032	EUR	100,000	86,196
Series EMTN, 1.13%, 4/1/2026	EUR	200,000	205,127
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	194,975
Netflix, Inc.:
3.63%, 5/15/2027	EUR	200,000	212,985
3.63%, 6/15/2030	EUR	200,000	207,366
3.88%, 11/15/2029	EUR	200,000	212,378
4.63%, 5/15/2029	EUR	200,000	220,585
PepsiCo, Inc.:
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	189,441
0.75%, 10/14/2033	EUR	100,000	83,753
Pfizer, Inc. Series REGS, 2.74%, 6/15/2043 (b)	GBP	200,000	172,827
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	200,000	211,552
Procter & Gamble Co. 4.88%, 5/11/2027	EUR	200,000	229,481
Roche Finance Europe BV Series EMTN, 0.88%, 2/25/2025	EUR	100,000	104,711
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	100,000	98,660
1.00%, 4/1/2025	EUR	300,000	312,151
Series 12FX, 1.38%, 3/21/2030	EUR	300,000	288,116
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	195,056
Series EMTN, 1.75%, 9/10/2026	EUR	300,000	309,667
Series 20FX, 1.88%, 3/21/2038	EUR	200,000	183,303
Schlumberger Finance BV:
1.38%, 10/28/2026	EUR	200,000	202,066
2.00%, 5/6/2032	EUR	100,000	94,651
Security Description		Principal Amount	Value
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	100,000	$ 104,591
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	200,000	191,974
0.75%, 1/18/2029	EUR	200,000	182,177
Series EMTN, 1.25%, 6/20/2033	EUR	300,000	245,754
2.75%, 5/15/2026	EUR	100,000	105,270
Series EMTN, 2.75%, 4/1/2032	EUR	200,000	192,462
3.88%, 1/5/2026	EUR	200,000	216,682
4.38%, 3/14/2030 (b)	EUR	200,000	218,200
4.50%, 7/7/2028	EUR	100,000	111,054
Thermo Fisher Scientific Finance I BV:
0.80%, 10/18/2030	EUR	300,000	267,994
1.13%, 10/18/2033	EUR	200,000	169,057
1.63%, 10/18/2041	EUR	200,000	149,493
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	148,000	155,310
Series EMTN, 1.88%, 10/1/2049	EUR	100,000	70,205
Toyota Motor Credit Corp.:
0.13%, 11/5/2027	EUR	200,000	186,659
Series EMTN, 0.25%, 7/16/2026	EUR	100,000	98,135
4.05%, 9/13/2029	EUR	150,000	165,420
Upjohn Finance BV 1.91%, 6/23/2032	EUR	300,000	251,033
Utah Acquisition Sub, Inc. 2.25%, 11/22/2024	EUR	100,000	105,661
Verizon Communications, Inc.:
0.88%, 4/8/2027	EUR	500,000	487,363
1.25%, 4/8/2030	EUR	200,000	183,040
1.30%, 5/18/2033	EUR	300,000	252,239
1.38%, 10/27/2026	EUR	400,000	402,755
1.38%, 11/2/2028	EUR	100,000	95,615
2.63%, 12/1/2031	EUR	100,000	97,986
Series 20Y, 2.88%, 1/15/2038	EUR	400,000	371,486
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	268,225
3.38%, 10/27/2036	GBP	200,000	192,983
4.25%, 10/31/2030	EUR	100,000	110,372
4.75%, 10/31/2034	EUR	100,000	114,171
Visa, Inc. 1.50%, 6/15/2026	EUR	400,000	409,318
Walmart, Inc.:
4.88%, 9/21/2029	EUR	221,000	260,237
5.25%, 9/28/2035	GBP	168,000	213,645
5.63%, 3/27/2034	GBP	100,000	131,207

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Wells Fargo & Co.:
Series EMTN, 0.63%, 3/25/2030	EUR	100,000	$ 85,050
0.63%, 8/14/2030	EUR	100,000	84,248
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	289,412
Series EMTN, 1.38%, 10/26/2026	EUR	400,000	395,175
Series EMTN, 1.50%, 5/24/2027	EUR	200,000	195,509
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	230,470
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	407,837
4.63%, 11/2/2035	GBP	50,000	56,016
Series EMTN, 3 Month EURIBOR - 1.85%, 1.74%, 5/4/2030 (a)	EUR	400,000	372,634
			44,404,299
TOTAL CORPORATE BONDS & NOTES (Cost $186,798,053)			166,448,236
	Shares
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (c)(d)	17,435	17,435
State Street Navigator Securities Lending Portfolio II (e)(f)	2,329,682	2,329,682
TOTAL SHORT-TERM INVESTMENTS (Cost $2,347,117)		2,347,117
TOTAL INVESTMENTS — 99.6% (Cost $189,145,170)		168,795,353
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		716,390
NET ASSETS — 100.0%		$ 169,511,743

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$166,448,236	$—	$166,448,236
Short-Term Investments	2,347,117	—	—	2,347,117
TOTAL INVESTMENTS	$2,347,117	$166,448,236	$—	$168,795,353
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Sector Breakdown as of June 30, 2023

% of Total Investments
Financial	53.6%
Consumer, Non-cyclical	12.9
Communications	8.9
Consumer, Cyclical	7.3
Utilities	4.7
Energy	3.9
Industrial	3.4
Technology	3.2
Basic Materials	0.7
Short-Term Investments	1.4
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	126,467	$ 126,467	$19,238,328	$19,347,360	$—	$—	17,435	$ 17,435	$ 4,819
State Street Navigator Securities Lending Portfolio II	8,734,973	8,734,973	11,390,906	17,796,197	—	—	2,329,682	2,329,682	10,298
Total		$8,861,440	$30,629,234	$37,143,557	$—	$—		$ 2,347,117	$ 15,117
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.6%
Australia Government Bonds:
Series 159, 0.25%, 11/21/2024	AUD	610,000	$ 384,183
Series 161, 0.25%, 11/21/2025	AUD	4,216,000	2,563,081
Series 164, 0.50%, 9/21/2026	AUD	4,048,000	2,410,542
Series 160, 1.00%, 12/21/2030	AUD	2,996,000	1,610,612
Series 163, 1.00%, 11/21/2031	AUD	2,393,000	1,252,997
Series 158, 1.25%, 5/21/2032	AUD	3,980,000	2,103,952
Series 157, 1.50%, 6/21/2031	AUD	3,039,000	1,678,807
Series 165, 1.75%, 11/21/2032	AUD	2,823,000	1,546,670
Series 162, 1.75%, 6/21/2051	AUD	1,721,000	666,053
Series 149, 2.25%, 5/21/2028	AUD	3,673,000	2,260,642
Series 155, 2.50%, 5/21/2030	AUD	3,785,000	2,294,745
Series 148, 2.75%, 11/21/2027	AUD	3,178,000	2,012,301
Series 152, 2.75%, 11/21/2028	AUD	3,705,000	2,322,427
Series 154, 2.75%, 11/21/2029	AUD	3,354,000	2,078,793
Series 145, 2.75%, 6/21/2035	AUD	852,000	495,698
Series 156, 2.75%, 5/21/2041	AUD	1,272,000	682,550
Series 166, 3.00%, 11/21/2033	AUD	3,653,000	2,218,623
Series 150, 3.00%, 3/21/2047	AUD	1,657,000	882,780
Series 139, 3.25%, 4/21/2025	AUD	4,159,000	2,722,025
Series 138, 3.25%, 4/21/2029	AUD	3,402,000	2,180,316
Series 147, 3.25%, 6/21/2039	AUD	1,257,000	739,903
Series 144, 3.75%, 4/21/2037	AUD	1,225,000	779,861
Series 142, 4.25%, 4/21/2026	AUD	3,506,000	2,345,627
Series 140, 4.50%, 4/21/2033	AUD	2,113,000	1,459,197
Series 136, 4.75%, 4/21/2027	AUD	4,771,000	3,259,490
Security Description		Principal Amount	Value
Series 167, COR, 3.75%, 5/21/2034	AUD	3,075,000	$ 1,992,785
			44,944,660
AUSTRIA — 2.8%
Republic of Austria Government Bonds:
0.01%, 7/15/2024 (a)	EUR	786,000	827,638
0.01%, 4/20/2025 (a)	EUR	944,000	970,672
0.01%, 10/20/2028 (a)	EUR	1,184,000	1,104,044
0.01%, 2/20/2030 (a)	EUR	969,000	870,344
0.01%, 2/20/2031 (a)	EUR	1,114,000	969,767
0.01%, 10/20/2040 (a)	EUR	514,000	332,158
0.25%, 10/20/2036 (a)	EUR	381,000	288,650
0.50%, 4/20/2027 (a)	EUR	1,629,000	1,617,519
0.50%, 2/20/2029 (a)	EUR	1,487,000	1,416,007
0.70%, 4/20/2071 (a)	EUR	330,000	162,374
0.75%, 10/20/2026 (a)	EUR	1,394,000	1,411,788
0.75%, 2/20/2028 (a)	EUR	1,176,000	1,159,205
0.75%, 3/20/2051 (a)	EUR	264,000	166,812
0.85%, 6/30/2120 (a)	EUR	600,000	267,390
0.90%, 2/20/2032 (a)	EUR	1,854,000	1,703,886
1.20%, 10/20/2025 (a)	EUR	1,335,000	1,393,143
1.50%, 2/20/2047 (a)	EUR	1,002,000	803,815
1.50%, 11/2/2086 (a)	EUR	222,000	145,205
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,298,000	1,384,941
1.85%, 5/23/2049 (a)	EUR	400,000	342,482
2.00%, 7/15/2026 (a)	EUR	670,000	707,658
2.10%, 9/20/2117 (a)	EUR	625,000	499,247
2.40%, 5/23/2034 (a)	EUR	857,000	878,608
3.15%, 6/20/2044 (a)	EUR	1,356,000	1,497,859
3.80%, 1/26/2062 (a)	EUR	665,000	845,414
4.15%, 3/15/2037 (a)	EUR	1,843,000	2,239,513
4.85%, 3/15/2026 (a)	EUR	1,396,000	1,588,040
6.25%, 7/15/2027	EUR	947,000	1,157,088
COR, 2.90%, 2/20/2033 (a)	EUR	575,000	619,885
			27,371,152
BELGIUM — 4.0%
Kingdom of Belgium Government Bonds:
Series 92, 0.01%, 10/22/2031 (a)	EUR	1,813,000	1,553,326
Series 89, 0.10%, 6/22/2030 (a)	EUR	651,200	587,240
Series 94, 0.35%, 6/22/2032 (a)	EUR	1,992,000	1,725,670
Series 82, 0.50%, 10/22/2024 (a)	EUR	341,000	358,195
Series 93, 0.65%, 6/22/2071 (a)	EUR	738,000	332,248
Series 74, 0.80%, 6/22/2025 (a)	EUR	2,400,000	2,498,505
Series 81, 0.80%, 6/22/2027 (a)	EUR	2,023,000	2,028,668

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 85, 0.80%, 6/22/2028 (a)	EUR	2,136,000	$ 2,108,292
Series 87, 0.90%, 6/22/2029 (a)	EUR	2,101,000	2,048,353
Series 77, 1.00%, 6/22/2026 (a)	EUR	2,069,000	2,126,940
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,983,000	1,870,020
Series 86, 1.25%, 4/22/2033 (a)	EUR	1,334,000	1,246,330
Series 95, 1.40%, 6/22/2053 (a)	EUR	1,448,000	1,006,218
Series 84, 1.45%, 6/22/2037 (a)	EUR	609,000	534,982
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,583,000	1,234,550
Series 88, 1.70%, 6/22/2050 (a)	EUR	1,312,000	1,015,859
Series 76, 1.90%, 6/22/2038 (a)	EUR	827,000	758,860
Series 80, 2.15%, 6/22/2066 (a)	EUR	991,000	807,229
Series 83, 2.25%, 6/22/2057 (a)	EUR	594,000	508,198
Series 96, 2.75%, 4/22/2039 (a)	EUR	650,000	662,338
Series 97, 3.00%, 6/22/2033 (a)	EUR	255,000	276,825
Series 73, 3.00%, 6/22/2034 (a)	EUR	1,192,000	1,288,677
Series 71, 3.75%, 6/22/2045	EUR	1,243,000	1,442,490
Series 66, 4.00%, 3/28/2032	EUR	989,000	1,161,090
Series 60, 4.25%, 3/28/2041 (a)	EUR	2,124,000	2,607,385
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,463,000	1,652,956
Series 44, 5.00%, 3/28/2035 (a)	EUR	2,460,000	3,164,809
Series 31, 5.50%, 3/28/2028	EUR	2,112,000	2,565,645
			39,171,898
CANADA — 4.6%
Canada Government Bonds:
0.25%, 3/1/2026	CAD	1,061,000	722,477
0.50%, 9/1/2025	CAD	3,432,000	2,385,155
0.50%, 12/1/2030	CAD	2,320,000	1,426,196
0.75%, 10/1/2024	CAD	1,045,000	751,071
1.00%, 9/1/2026	CAD	1,300,000	896,472
1.00%, 6/1/2027	CAD	857,000	584,814
1.25%, 3/1/2025	CAD	1,423,000	1,018,398
1.25%, 3/1/2027	CAD	1,050,000	723,155
1.25%, 6/1/2030	CAD	3,087,000	2,028,371
1.50%, 9/1/2024	CAD	1,032,000	750,313
Security Description		Principal Amount	Value
1.50%, 4/1/2025	CAD	1,185,000	$ 848,901
1.50%, 6/1/2026	CAD	903,000	635,077
1.50%, 6/1/2031	CAD	3,590,000	2,367,018
1.50%, 12/1/2031	CAD	1,490,000	976,201
1.75%, 12/1/2053	CAD	2,845,000	1,585,578
2.00%, 6/1/2028	CAD	1,350,000	950,863
2.00%, 6/1/2032	CAD	2,446,000	1,663,143
2.00%, 12/1/2051	CAD	4,707,000	2,814,244
2.25%, 6/1/2025	CAD	910,000	660,005
2.25%, 6/1/2029	CAD	1,525,000	1,081,864
2.25%, 12/1/2029	CAD	1,118,000	789,579
2.50%, 12/1/2032	CAD	3,030,000	2,145,068
2.75%, 8/1/2024	CAD	1,787,000	1,319,301
2.75%, 9/1/2027	CAD	1,703,000	1,236,712
2.75%, 6/1/2033	CAD	1,125,000	813,515
2.75%, 12/1/2048	CAD	952,000	671,481
2.75%, 12/1/2064	CAD	685,000	475,601
3.00%, 11/1/2024	CAD	3,212,000	2,370,137
3.00%, 10/1/2025	CAD	1,525,000	1,117,388
3.25%, 8/24/2027	CAD	1,000,000	740,342
3.50%, 8/1/2025	CAD	250,000	185,167
3.50%, 3/1/2028	CAD	1,000,000	749,833
3.50%, 12/1/2045	CAD	1,532,000	1,216,646
3.75%, 2/1/2025	CAD	1,625,000	1,209,955
4.00%, 6/1/2041	CAD	1,312,000	1,095,070
5.00%, 6/1/2037	CAD	1,020,000	920,232
Series WL43, 5.75%, 6/1/2029	CAD	1,172,000	993,933
5.75%, 6/1/2033	CAD	1,356,000	1,235,882
Series VW17, 8.00%, 6/1/2027	CAD	370,000	322,823
Series A-76, 9.00%, 6/1/2025	CAD	330,000	269,677
COR, 3.00%, 4/1/2026	CAD	278,000	203,545
COR, 3.75%, 5/1/2025	CAD	719,000	535,600
			45,486,803
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
0.01%, 6/19/2024	CLP	135,000,000	156,290
2.30%, 10/1/2028 (a)	CLP	170,000,000	184,200
2.50%, 3/1/2025	CLP	250,000,000	291,669
4.50%, 3/1/2026	CLP	410,000,000	496,913
4.70%, 9/1/2030 (a)	CLP	420,000,000	505,705
5.00%, 10/1/2028 (a)	CLP	150,000,000	183,731
5.00%, 3/1/2035	CLP	540,000,000	665,604
5.10%, 7/15/2050	CLP	240,000,000	296,317
Series 30YR, 6.00%, 1/1/2043	CLP	330,000,000	453,628
7.00%, 5/1/2034 (a)	CLP	360,000,000	520,639
			3,754,696

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
CHINA — 4.6%
China Government Bonds:
1.99%, 9/15/2024	CNY	3,520,000	$ 483,885
2.18%, 8/25/2025	CNY	18,000,000	2,474,308
Series INBK, 2.24%, 5/25/2025	CNY	5,550,000	764,065
Series INBK, 2.26%, 2/24/2025	CNY	6,800,000	936,936
2.28%, 11/25/2025	CNY	13,500,000	1,858,286
2.29%, 12/25/2024	CNY	1,400,000	193,227
2.30%, 5/15/2026	CNY	9,000,000	1,240,405
2.44%, 10/15/2027	CNY	13,050,000	1,795,277
Series INBK, 2.47%, 9/2/2024	CNY	12,550,000	1,735,244
Series INBK, 2.48%, 4/15/2027	CNY	6,500,000	896,583
Series 2216, 2.50%, 7/25/2027	CNY	7,500,000	1,034,452
2.60%, 9/1/2032	CNY	7,500,000	1,020,589
2.64%, 1/15/2028	CNY	5,500,000	763,699
2.69%, 8/15/2032	CNY	8,000,000	1,096,518
Series INBK, 2.75%, 6/15/2029	CNY	2,550,000	353,335
Series INBK, 2.75%, 2/17/2032	CNY	10,650,000	1,467,349
2.76%, 5/15/2032	CNY	2,650,000	365,189
2.79%, 12/15/2029	CNY	2,000,000	276,974
Series INBK, 2.80%, 3/24/2029	CNY	4,000,000	556,950
2.80%, 11/15/2032	CNY	7,750,000	1,073,161
Series INBK, 2.85%, 6/4/2027	CNY	9,700,000	1,356,427
2.88%, 2/25/2033	CNY	7,500,000	1,049,323
Series INBK, 2.89%, 11/18/2031	CNY	6,400,000	891,551
3.12%, 10/25/2052	CNY	5,500,000	765,190
Series 1907, 3.25%, 6/6/2026	CNY	20,150,000	2,853,265
Series 1827, 3.25%, 11/22/2028	CNY	48,850,000	6,999,975
Series INBK, 3.27%, 11/19/2030	CNY	8,350,000	1,204,054
Series INBK, 3.32%, 4/15/2052	CNY	6,000,000	860,137
Series INBK, 3.39%, 3/16/2050	CNY	7,550,000	1,091,274
Series INBK, 3.76%, 3/22/2071	CNY	4,000,000	632,187
Series INBK, 3.81%, 9/14/2050	CNY	2,500,000	388,317
Series 1824, 4.08%, 10/22/2048	CNY	39,630,000	6,375,489
Series 1417, 4.63%, 8/11/2034	CNY	500,000	81,651
			44,935,272
Security Description		Principal Amount	Value
COLOMBIA — 0.7%
Colombia TES:
Series B, 5.75%, 11/3/2027	COP	758,000,000	$ 156,200
Series B, 6.00%, 4/28/2028	COP	6,475,000,000	1,329,013
Series B, 6.25%, 11/26/2025	COP	695,000,000	154,001
Series B, 7.00%, 3/26/2031	COP	3,645,000,000	735,728
Series B, 7.00%, 6/30/2032	COP	6,590,000,000	1,293,558
Series B, 7.25%, 10/26/2050	COP	2,162,000,000	367,552
Series B, 7.50%, 8/26/2026	COP	6,008,000,000	1,350,382
Series B, 9.25%, 5/28/2042	COP	5,845,000,000	1,252,620
			6,639,054
CROATIA — 0.3%
Croatia Government International Bonds:
1.13%, 6/19/2029	EUR	341,000	324,690
2.88%, 4/22/2032	EUR	1,150,000	1,175,537
3.00%, 3/20/2027	EUR	1,000,000	1,076,185
			2,576,412
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 0.63%, 1/21/2030	EUR	150,000	135,815
Series EMTN, 0.95%, 1/20/2032	EUR	150,000	130,953
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	72,248
Series EMTN, 1.50%, 4/16/2027	EUR	150,000	151,600
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	256,703
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	97,334
Series EMTN, 2.75%, 5/3/2049	EUR	250,000	223,588
Series EMTN, 4.25%, 11/4/2025	EUR	170,000	188,594
			1,256,835
CZECH REPUBLIC — 0.9%
Czech Republic Government Bonds:
Series 1351, Zero Coupon, 12/12/2024	CZK	1,950,000	82,560
Series 130, 0.05%, 11/29/2029	CZK	10,750,000	373,492
Series 100, 0.25%, 2/10/2027	CZK	12,560,000	490,534

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 94, 0.95%, 5/15/2030	CZK	14,680,000	$ 536,673
Series 95, 1.00%, 6/26/2026	CZK	10,690,000	436,832
Series 121, 1.20%, 3/13/2031	CZK	15,160,000	552,271
Series 125, 1.50%, 4/24/2040	CZK	9,600,000	286,543
Series 11Y, 1.75%, 6/23/2032	CZK	11,300,000	420,309
Series 142, 1.95%, 7/30/2037	CZK	3,500,000	120,782
Series 103, 2.00%, 10/13/2033	CZK	20,200,000	747,879
Series 89, 2.40%, 9/17/2025	CZK	17,190,000	741,092
Series 78, 2.50%, 8/25/2028	CZK	18,700,000	775,759
Series 105, 2.75%, 7/23/2029	CZK	21,430,000	890,625
Series 145, 3.50%, 5/30/2035	CZK	9,400,000	397,766
Series 49, 4.20%, 12/4/2036	CZK	7,560,000	339,798
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	81,485
Series 11Y, 4.90%, 4/14/2034	CZK	3,850,000	185,279
Series 8Y, 5.00%, 9/30/2030	CZK	11,400,000	540,767
Series 6Y, 5.50%, 12/12/2028	CZK	8,400,000	404,246
Series 148, 6.00%, 2/26/2026	CZK	15,050,000	708,033
			9,112,725
DENMARK — 0.7%
Denmark Government Bonds:
Series 2024, 0.01%, 11/15/2024	DKK	3,750,000	524,424
Series 10Y, 0.01%, 11/15/2031	DKK	8,717,000	1,025,611
Series 30Y, 0.25%, 11/15/2052	DKK	6,167,000	476,249
Series 10Y, 0.50%, 11/15/2027	DKK	7,522,000	996,714
Series 10YR, 0.50%, 11/15/2029	DKK	7,775,000	992,511
1.75%, 11/15/2025	DKK	5,128,000	726,039
4.50%, 11/15/2039	DKK	12,909,000	2,329,607
7.00%, 11/10/2024	DKK	1,002,000	153,570
			7,224,725
ESTONIA — 0.0% (b)
Estonia Government International Bonds:
0.13%, 6/10/2030	EUR	188,000	164,166
Security Description		Principal Amount	Value
4.00%, 10/12/2032	EUR	175,000	$ 195,981
			360,147
FINLAND — 1.1%
Finland Government Bonds:
0.01%, 9/15/2024 (a)	EUR	366,000	383,054
0.01%, 9/15/2026 (a)	EUR	143,000	141,498
0.01%, 9/15/2030 (a)	EUR	575,000	509,428
0.13%, 9/15/2031 (a)	EUR	642,000	557,795
0.13%, 4/15/2036 (a)	EUR	471,000	353,423
0.13%, 4/15/2052 (a)	EUR	634,000	323,353
0.25%, 9/15/2040 (a)	EUR	185,000	125,694
0.50%, 4/15/2026 (a)	EUR	814,000	826,822
0.50%, 9/15/2027 (a)	EUR	473,000	465,832
0.50%, 9/15/2028 (a)	EUR	454,000	437,812
0.50%, 9/15/2029 (a)	EUR	748,000	705,413
0.50%, 4/15/2043 (a)	EUR	442,000	299,716
0.75%, 4/15/2031 (a)	EUR	737,000	683,707
0.88%, 9/15/2025 (a)	EUR	202,000	209,415
1.13%, 4/15/2034 (a)	EUR	716,000	646,419
1.38%, 4/15/2027 (a)	EUR	683,000	700,219
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	626,000	500,786
1.50%, 9/15/2032 (a)	EUR	1,041,000	1,002,724
2.63%, 7/4/2042 (a)	EUR	716,000	733,112
2.75%, 7/4/2028 (a)	EUR	804,000	870,368
4.00%, 7/4/2025 (a)	EUR	699,000	772,348
			11,248,938
FRANCE — 5.0%
French Republic Government Bonds OAT:
0.01%, 2/25/2025	EUR	903,000	932,604
0.01%, 3/25/2025	EUR	636,000	655,442
0.01%, 2/25/2026	EUR	253,000	254,331
0.01%, 2/25/2027	EUR	1,253,000	1,227,661
0.01%, 11/25/2029	EUR	1,278,000	1,165,790
0.01%, 11/25/2030	EUR	1,643,000	1,456,202
0.01%, 11/25/2031	EUR	778,000	670,128
0.01%, 5/25/2032	EUR	1,048,000	888,649
0.25%, 11/25/2026	EUR	1,430,000	1,421,851
0.50%, 5/25/2025	EUR	1,559,000	1,613,771
0.50%, 5/25/2026	EUR	1,653,000	1,675,607
0.50%, 5/25/2029	EUR	1,287,000	1,226,878
0.50%, 5/25/2040 (a)	EUR	367,000	261,068
0.50%, 6/25/2044 (a)	EUR	500,000	322,646
0.50%, 5/25/2072 (a)	EUR	617,000	262,124
0.75%, 2/25/2028	EUR	1,842,000	1,822,125
0.75%, 5/25/2028	EUR	1,666,000	1,641,382
0.75%, 11/25/2028	EUR	1,300,000	1,270,043
0.75%, 5/25/2052	EUR	402,000	238,466
0.75%, 5/25/2053 (a)	EUR	700,000	406,117
1.00%, 11/25/2025	EUR	1,680,000	1,742,080
1.00%, 5/25/2027	EUR	1,147,000	1,161,366

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
1.25%, 5/25/2034	EUR	1,227,000	$ 1,123,701
1.25%, 5/25/2036 (a)	EUR	1,770,000	1,558,880
1.50%, 5/25/2031	EUR	1,293,000	1,280,967
1.50%, 5/25/2050 (a)	EUR	1,042,000	789,137
1.75%, 11/25/2024	EUR	1,227,000	1,308,752
1.75%, 6/25/2039 (a)	EUR	1,015,000	918,254
1.75%, 5/25/2066 (a)	EUR	750,000	557,492
2.00%, 11/25/2032	EUR	1,250,000	1,263,768
2.00%, 5/25/2048 (a)	EUR	898,000	773,580
2.50%, 5/25/2030	EUR	1,767,000	1,889,627
2.75%, 10/25/2027	EUR	1,792,000	1,940,214
3.00%, 5/25/2033	EUR	685,000	751,314
3.25%, 5/25/2045	EUR	1,007,000	1,100,786
3.50%, 4/25/2026	EUR	1,586,000	1,747,405
4.00%, 10/25/2038	EUR	956,000	1,148,923
4.00%, 4/25/2055 (a)	EUR	806,000	1,002,734
4.00%, 4/25/2060	EUR	519,000	655,407
4.50%, 4/25/2041	EUR	1,330,000	1,703,372
4.75%, 4/25/2035	EUR	966,000	1,229,097
5.50%, 4/25/2029	EUR	1,499,000	1,860,259
5.75%, 10/25/2032	EUR	1,025,000	1,374,249
6.00%, 10/25/2025	EUR	1,051,000	1,216,531
COR, 1.25%, 5/25/2038	EUR	367,000	310,542
			49,821,322
GERMANY — 4.5%
Bundesobligation:
Series 180, 0.01%, 10/18/2024	EUR	401,000	419,044
Series 181, 0.01%, 4/11/2025	EUR	879,000	906,751
Series 182, 0.01%, 10/10/2025	EUR	1,241,000	1,263,719
Series 183, 0.01%, 4/10/2026	EUR	1,196,000	1,204,560
Series 186, 1.30%, 10/15/2027	EUR	756,000	780,449
Bundesrepublik Deutschland Bundesanleihe:
0.01%, 8/15/2026	EUR	559,000	559,265
0.01%, 11/15/2028	EUR	890,000	850,504
0.01%, 8/15/2029	EUR	1,029,000	968,155
0.01%, 2/15/2030	EUR	484,000	450,650
0.01%, 8/15/2030	EUR	1,856,000	1,711,610
0.01%, 2/15/2031	EUR	1,462,000	1,333,051
0.01%, 8/15/2031	EUR	1,409,000	1,272,026
0.01%, 2/15/2032	EUR	1,460,000	1,303,017
0.01%, 8/15/2050	EUR	1,769,000	1,036,482
0.01%, 8/15/2052	EUR	575,000	320,887
0.25%, 2/15/2027	EUR	1,472,000	1,470,731
0.25%, 8/15/2028	EUR	1,230,000	1,197,136
0.25%, 2/15/2029	EUR	890,000	858,620
0.50%, 2/15/2025	EUR	1,316,000	1,374,527
0.50%, 2/15/2026	EUR	1,561,000	1,598,763
Security Description		Principal Amount	Value
0.50%, 8/15/2027	EUR	1,263,000	$ 1,264,479
0.50%, 2/15/2028	EUR	1,238,000	1,230,331
1.00%, 8/15/2024	EUR	1,040,000	1,105,451
1.00%, 8/15/2025	EUR	944,000	985,680
1.00%, 5/15/2038	EUR	503,000	447,469
1.25%, 8/15/2048	EUR	1,036,000	896,757
1.70%, 8/15/2032	EUR	1,300,000	1,341,170
1.80%, 8/15/2053	EUR	589,000	561,255
2.50%, 7/4/2044	EUR	844,000	927,971
2.50%, 8/15/2046	EUR	973,000	1,080,778
3.25%, 7/4/2042	EUR	972,000	1,180,262
Series 05, 4.00%, 1/4/2037	EUR	1,179,000	1,508,483
Series 2007, 4.25%, 7/4/2039	EUR	778,000	1,041,874
Series 98, 4.75%, 7/4/2028	EUR	745,000	895,703
Series 03, 4.75%, 7/4/2034	EUR	932,000	1,242,982
Series 08, 4.75%, 7/4/2040	EUR	744,000	1,061,469
Series 00, 5.50%, 1/4/2031	EUR	954,000	1,256,887
Series 98, 5.63%, 1/4/2028	EUR	875,000	1,075,975
Series 00, 6.25%, 1/4/2030	EUR	599,000	800,869
Series 97, 6.50%, 7/4/2027	EUR	1,010,000	1,258,441
COR, 2.10%, 11/15/2029	EUR	350,000	373,469
COR, 2.30%, 2/15/2033	EUR	1,136,000	1,228,937
Bundesschatzanweisungen:
2.20%, 12/12/2024	EUR	205,000	220,085
COR, 2.50%, 3/13/2025	EUR	716,000	771,361
			44,638,085
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	1,000,000	116,442
1.59%, 3/4/2036	HKD	200,000	19,748
1.68%, 1/21/2026	HKD	1,350,000	163,312
1.79%, 4/14/2025	HKD	950,000	116,630
1.89%, 3/2/2032	HKD	800,000	89,165
1.97%, 1/17/2029	HKD	600,000	70,724
2.02%, 3/7/2034	HKD	300,000	32,605
2.13%, 7/16/2030	HKD	500,000	57,999
2.22%, 8/7/2024	HKD	1,550,000	193,642
			860,267

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
HUNGARY — 0.4%
Hungary Government Bonds:
Series 25/C, 1.00%, 11/26/2025	HUF	140,930,000	$ 344,278
Series 26/E, 1.50%, 4/22/2026	HUF	92,000,000	220,845
Series 26/F, 1.50%, 8/26/2026	HUF	65,000,000	153,979
Series 29/A, 2.00%, 5/23/2029	HUF	50,000,000	110,928
Series 33/A, 2.25%, 4/20/2033 (c)	HUF	51,720,000	103,504
Series 34/A, 2.25%, 6/22/2034	HUF	40,000,000	76,762
Series 24/C, 2.50%, 10/24/2024	HUF	39,830,000	105,188
Series 26/D, 2.75%, 12/22/2026	HUF	100,080,000	242,999
Series 27/A, 3.00%, 10/27/2027	HUF	156,260,000	380,357
Series 30/A, 3.00%, 8/21/2030	HUF	129,210,000	293,985
Series 38/A, 3.00%, 10/27/2038	HUF	103,500,000	194,262
Series 41/A, 3.00%, 4/25/2041	HUF	45,000,000	80,841
Series 31/A, 3.25%, 10/22/2031	HUF	135,000,000	305,152
Series 28/B, 4.50%, 3/23/2028	HUF	151,000,000	386,531
4.50%, 5/27/2032	HUF	71,000,000	173,654
Series 32/A, 4.75%, 11/24/2032	HUF	251,000,000	621,318
Series 25/B, 5.50%, 6/24/2025	HUF	142,840,000	386,489
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	258,513
			4,439,585
INDONESIA — 2.9%
Indonesia Treasury Bonds:
Series FR90, 5.13%, 4/15/2027	IDR	10,006,000,000	655,055
Series FR86, 5.50%, 4/15/2026	IDR	22,730,000,000	1,506,549
Series FR64, 6.13%, 5/15/2028	IDR	60,343,000,000	4,040,988
Series FR88, 6.25%, 6/15/2036	IDR	33,161,000,000	2,186,888
Series FR95, 6.38%, 8/15/2028	IDR	29,328,000,000	1,993,658
Series FR91, 6.38%, 4/15/2032	IDR	4,815,000,000	322,067
Series FR93, 6.38%, 7/15/2037	IDR	5,605,000,000	370,120
Security Description		Principal Amount	Value
Series FR81, 6.50%, 6/15/2025	IDR	12,339,000,000	$ 832,565
Series FR65, 6.63%, 5/15/2033	IDR	61,300,000,000	4,156,669
Series FR89, 6.88%, 8/15/2051	IDR	6,515,000,000	441,633
Series FR59, 7.00%, 5/15/2027	IDR	44,850,000,000	3,093,812
Series FR96, 7.00%, 2/15/2033	IDR	16,205,000,000	1,135,501
Series FR98, 7.13%, 6/15/2038	IDR	5,250,000,000	370,307
Series FR92, 7.13%, 6/15/2042	IDR	11,230,000,000	782,612
Series FR97, 7.13%, 6/15/2043	IDR	5,000,000,000	352,436
Series FR76, 7.38%, 5/15/2048	IDR	10,875,000,000	769,465
Series FR75, 7.50%, 5/15/2038	IDR	48,206,000,000	3,484,431
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.88%, 7/15/2026	IDR	6,200,000,000	399,373
Series PBS, 5.38%, 8/15/2025	IDR	12,010,000,000	791,934
Series PBS, 6.75%, 6/15/2047	IDR	7,500,000,000	491,451
			28,177,514
IRELAND — 1.3%
Ireland Government Bonds:
0.01%, 10/18/2031	EUR	1,013,000	878,400
0.20%, 5/15/2027	EUR	301,000	295,078
0.20%, 10/18/2030	EUR	472,000	427,235
0.35%, 10/18/2032	EUR	527,000	460,014
0.40%, 5/15/2035	EUR	740,900	603,477
0.55%, 4/22/2041	EUR	219,000	155,151
0.90%, 5/15/2028	EUR	953,000	948,100
1.00%, 5/15/2026	EUR	1,110,000	1,143,702
1.10%, 5/15/2029	EUR	980,000	968,648
1.30%, 5/15/2033	EUR	584,000	550,977
1.35%, 3/18/2031	EUR	937,000	921,734
1.50%, 5/15/2050	EUR	1,102,000	841,465
1.70%, 5/15/2037	EUR	813,000	747,088
2.00%, 2/18/2045	EUR	1,160,000	1,030,386
2.40%, 5/15/2030	EUR	1,143,000	1,217,031
5.40%, 3/13/2025	EUR	1,309,000	1,478,189
COR, 3.00%, 10/18/2043	EUR	150,000	160,675
			12,827,350

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
ISRAEL — 0.6%
Israel Government Bonds - Fixed:
Series 0425, 0.50%, 4/30/2025	ILS	2,395,000	$ 602,833
Series 0226, 0.50%, 2/27/2026	ILS	1,850,000	454,096
Series 0330, 1.00%, 3/31/2030	ILS	2,725,000	615,360
Series 0432, 1.30%, 4/30/2032	ILS	1,400,000	309,166
Series 0537, 1.50%, 5/31/2037	ILS	1,600,000	319,904
Series 0825, 1.75%, 8/31/2025	ILS	2,404,000	614,659
Series 0327, 2.00%, 3/31/2027	ILS	2,215,000	557,914
Series 0928, 2.25%, 9/28/2028	ILS	2,975,000	743,897
Series 1152, 2.80%, 11/29/2052	ILS	900,000	186,244
Series 0347, 3.75%, 3/31/2047	ILS	2,585,000	664,231
Series 0142, 5.50%, 1/31/2042	ILS	2,948,000	948,624
Series 1026, 6.25%, 10/30/2026	ILS	1,490,000	429,705
			6,446,633
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
0.01%, 12/15/2024	EUR	500,000	516,781
Series 5Y, 0.01%, 4/1/2026	EUR	1,045,000	1,028,900
0.01%, 8/1/2026	EUR	645,000	627,767
0.25%, 3/15/2028	EUR	310,000	288,324
0.35%, 2/1/2025	EUR	367,000	379,464
Series 5Y, 0.50%, 2/1/2026	EUR	434,000	435,792
0.60%, 8/1/2031 (a)	EUR	1,296,000	1,097,763
0.90%, 4/1/2031	EUR	732,000	643,043
0.95%, 8/1/2030	EUR	954,000	857,421
0.95%, 12/1/2031 (a)	EUR	690,000	596,824
0.95%, 6/1/2032	EUR	650,000	553,704
0.95%, 3/1/2037 (a)	EUR	186,000	136,683
1.20%, 8/15/2025	EUR	864,000	893,104
1.25%, 12/1/2026	EUR	688,000	692,130
1.35%, 4/1/2030	EUR	897,000	837,445
1.45%, 11/15/2024	EUR	334,000	353,210
1.45%, 5/15/2025	EUR	600,000	627,568
1.45%, 3/1/2036 (a)	EUR	518,000	418,089
1.50%, 6/1/2025	EUR	405,000	423,209
1.50%, 4/30/2045 (a)	EUR	300,000	202,206
Series 10Y, 1.60%, 6/1/2026	EUR	898,000	922,276
1.65%, 12/1/2030 (a)	EUR	919,000	862,245
Security Description		Principal Amount	Value
1.65%, 3/1/2032 (a)	EUR	1,277,000	$ 1,168,622
1.70%, 9/1/2051 (a)	EUR	150,000	98,005
1.80%, 3/1/2041 (a)	EUR	140,000	107,324
1.85%, 7/1/2025 (a)	EUR	444,000	466,568
2.00%, 12/1/2025	EUR	899,000	941,520
2.00%, 2/1/2028	EUR	826,000	837,183
2.05%, 8/1/2027	EUR	1,153,000	1,180,043
2.10%, 7/15/2026	EUR	727,000	756,228
2.15%, 9/1/2052 (a)	EUR	700,000	499,941
2.15%, 3/1/2072 (a)	EUR	240,000	155,233
2.20%, 6/1/2027	EUR	750,000	774,165
2.25%, 9/1/2036 (a)	EUR	645,000	571,158
2.45%, 9/1/2033 (a)	EUR	229,000	217,901
Series CAC, 2.45%, 9/1/2050 (a)	EUR	500,000	390,074
2.50%, 12/1/2024	EUR	542,000	581,102
Series 7Y, 2.50%, 11/15/2025	EUR	843,000	894,145
2.65%, 12/1/2027	EUR	371,000	387,407
2.70%, 3/1/2047 (a)	EUR	675,000	571,463
2.80%, 12/1/2028	EUR	1,302,000	1,358,251
2.80%, 6/15/2029	EUR	942,000	974,536
2.80%, 3/1/2067 (a)	EUR	245,000	190,863
2.95%, 9/1/2038 (a)	EUR	658,000	618,629
3.00%, 8/1/2029	EUR	797,000	834,355
3.10%, 3/1/2040 (a)	EUR	254,000	239,603
3.25%, 3/1/2038 (a)	EUR	637,000	621,794
3.25%, 9/1/2046 (a)	EUR	631,000	588,859
3.35%, 3/1/2035 (a)	EUR	374,000	378,860
3.45%, 3/1/2048 (a)	EUR	475,000	455,644
3.50%, 3/1/2030 (a)	EUR	309,000	331,826
3.75%, 9/1/2024	EUR	430,000	468,799
3.85%, 9/1/2049 (a)	EUR	319,000	324,644
4.00%, 2/1/2037 (a)	EUR	969,000	1,041,692
4.50%, 3/1/2026 (a)	EUR	1,157,000	1,285,261
4.75%, 9/1/2028 (a)	EUR	924,000	1,056,702
4.75%, 9/1/2044 (a)	EUR	781,000	902,865
5.00%, 3/1/2025 (a)	EUR	550,000	610,958
5.00%, 8/1/2034 (a)	EUR	906,000	1,067,601
5.00%, 8/1/2039 (a)	EUR	579,000	686,031
5.00%, 9/1/2040 (a)	EUR	808,000	960,497
5.25%, 11/1/2029	EUR	1,318,000	1,561,035
5.75%, 2/1/2033	EUR	567,000	704,481
6.00%, 5/1/2031	EUR	945,000	1,182,453
6.50%, 11/1/2027	EUR	946,000	1,148,025
7.25%, 11/1/2026	EUR	703,000	850,698
Series 5Y, COR, 3.40%, 4/1/2028	EUR	150,000	161,364
COR, 4.00%, 4/30/2035 (a)	EUR	750,000	809,250
			45,407,606

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
JAPAN — 22.9%
Japan Government Five Year Bonds:
Series 147, 0.01%, 3/20/2026	JPY	348,800,000	$ 2,418,348
Series 148, 0.01%, 6/20/2026	JPY	315,000,000	2,183,696
Series 149, 0.01%, 9/20/2026	JPY	388,100,000	2,690,050
Series 150, 0.01%, 12/20/2026	JPY	355,000,000	2,460,279
Series 151, 0.01%, 3/20/2027	JPY	234,000,000	1,621,365
Series 153, 0.01%, 6/20/2027	JPY	355,500,000	2,462,096
Series 141, 0.10%, 9/20/2024	JPY	171,550,000	1,190,019
Series 142, 0.10%, 12/20/2024	JPY	255,000,000	1,769,518
Series 143, 0.10%, 3/20/2025	JPY	236,500,000	1,641,420
Series 144, 0.10%, 6/20/2025	JPY	280,850,000	1,949,987
Series 145, 0.10%, 9/20/2025	JPY	300,000,000	2,083,924
Series 146, 0.10%, 12/20/2025	JPY	260,200,000	1,808,231
Series 152, 0.10%, 3/20/2027	JPY	150,000,000	1,042,917
Series 154, 0.10%, 9/20/2027	JPY	375,000,000	2,605,295
Series 158, 0.10%, 3/20/2028	JPY	500,000,000	3,467,949
Series 156, COR, 0.20%, 12/20/2027	JPY	237,000,000	1,651,908
Series 155, COR, 0.30%, 12/20/2027	JPY	148,000,000	1,036,364
Japan Government Forty Year Bonds:
Series 9, 0.40%, 3/20/2056	JPY	115,250,000	609,074
Series 12, 0.50%, 3/20/2059	JPY	92,000,000	488,749
Series 13, 0.50%, 3/20/2060	JPY	140,000,000	736,716
Series 14, 0.70%, 3/20/2061	JPY	134,250,000	753,522
Series 11, 0.80%, 3/20/2058	JPY	79,450,000	472,116
Series 10, 0.90%, 3/20/2057	JPY	136,750,000	844,399
Series 15, 1.00%, 3/20/2062	JPY	119,100,000	733,561
Series 8, 1.40%, 3/20/2055	JPY	72,750,000	519,083
Series 7, 1.70%, 3/20/2054	JPY	103,900,000	797,392
Security Description		Principal Amount	Value
Series 6, 1.90%, 3/20/2053	JPY	58,350,000	$ 467,971
Series 5, 2.00%, 3/20/2052	JPY	60,700,000	495,318
Series 2, 2.20%, 3/20/2049	JPY	76,750,000	650,443
Series 3, 2.20%, 3/20/2050	JPY	31,250,000	264,769
Series 4, 2.20%, 3/20/2051	JPY	62,500,000	529,292
Series 1, 2.40%, 3/20/2048	JPY	42,950,000	377,432
Japan Government Ten Year Bonds:
Series 342, 0.10%, 3/20/2026	JPY	273,450,000	1,900,840
Series 343, 0.10%, 6/20/2026	JPY	240,000,000	1,668,451
Series 344, 0.10%, 9/20/2026	JPY	314,550,000	2,186,910
Series 345, 0.10%, 12/20/2026	JPY	311,250,000	2,164,333
Series 346, 0.10%, 3/20/2027	JPY	280,000,000	1,946,856
Series 347, 0.10%, 6/20/2027	JPY	240,000,000	1,668,435
Series 348, 0.10%, 9/20/2027	JPY	314,000,000	2,181,500
Series 349, 0.10%, 12/20/2027	JPY	277,550,000	1,926,422
Series 350, 0.10%, 3/20/2028	JPY	302,550,000	2,097,556
Series 351, 0.10%, 6/20/2028	JPY	197,500,000	1,368,378
Series 352, 0.10%, 9/20/2028	JPY	242,400,000	1,678,109
Series 353, 0.10%, 12/20/2028	JPY	229,300,000	1,586,689
Series 354, 0.10%, 3/20/2029	JPY	309,050,000	2,136,975
Series 355, 0.10%, 6/20/2029	JPY	210,600,000	1,455,280
Series 356, 0.10%, 9/20/2029	JPY	302,000,000	2,085,218
Series 357, 0.10%, 12/20/2029	JPY	290,000,000	2,000,034
Series 358, 0.10%, 3/20/2030	JPY	349,500,000	2,407,847
Series 359, 0.10%, 6/20/2030	JPY	479,450,000	3,298,083
Series 360, 0.10%, 9/20/2030	JPY	377,650,000	2,591,410
Series 361, 0.10%, 12/20/2030	JPY	512,950,000	3,513,655
Series 362, 0.10%, 3/20/2031	JPY	350,000,000	2,392,161

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 363, 0.10%, 6/20/2031	JPY	185,650,000	$ 1,266,790
Series 364, 0.10%, 9/20/2031	JPY	107,500,000	732,273
Series 365, 0.10%, 12/20/2031	JPY	195,000,000	1,325,935
Series 366, 0.20%, 3/20/2032	JPY	353,000,000	2,417,135
Series 367, 0.20%, 6/20/2032	JPY	467,950,000	3,199,129
Series 368, 0.20%, 9/20/2032	JPY	772,850,000	5,273,838
Series 337, 0.30%, 12/20/2024	JPY	163,300,000	1,136,507
Series 341, 0.30%, 12/20/2025	JPY	284,500,000	1,986,766
Series 338, 0.40%, 3/20/2025	JPY	287,650,000	2,006,614
Series 339, 0.40%, 6/20/2025	JPY	346,700,000	2,421,323
Series 340, 0.40%, 9/20/2025	JPY	297,150,000	2,077,819
Series 335, 0.50%, 9/20/2024	JPY	355,100,000	2,475,320
Series 336, 0.50%, 12/20/2024	JPY	119,700,000	835,494
Series 370, 0.50%, 3/20/2033	JPY	600,000,000	4,190,763
Series 369, COR, 0.50%, 12/20/2032	JPY	473,000,000	3,310,656
Japan Government Thirty Year Bonds:
Series 51, 0.30%, 6/20/2046	JPY	89,000,000	517,978
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	340,423
Series 65, 0.40%, 12/20/2049	JPY	64,850,000	367,375
Series 66, 0.40%, 3/20/2050	JPY	120,000,000	676,362
Series 52, 0.50%, 9/20/2046	JPY	85,500,000	520,258
Series 62, 0.50%, 3/20/2049	JPY	52,050,000	305,555
Series 53, 0.60%, 12/20/2046	JPY	83,650,000	519,083
Series 67, 0.60%, 6/20/2050	JPY	95,000,000	562,967
Series 68, 0.60%, 9/20/2050	JPY	90,000,000	532,086
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	355,752
Series 61, 0.70%, 12/20/2048	JPY	75,000,000	464,690
Series 69, 0.70%, 12/20/2050	JPY	107,900,000	653,387
Security Description		Principal Amount	Value
Series 70, 0.70%, 3/20/2051	JPY	90,000,000	$ 543,823
Series 71, 0.70%, 6/20/2051	JPY	90,500,000	545,649
Series 72, 0.70%, 9/20/2051	JPY	95,450,000	574,939
Series 73, 0.70%, 12/20/2051	JPY	145,000,000	872,026
Series 50, 0.80%, 3/20/2046	JPY	99,650,000	650,705
Series 54, 0.80%, 3/20/2047	JPY	80,750,000	522,955
Series 55, 0.80%, 6/20/2047	JPY	90,500,000	584,664
Series 56, 0.80%, 9/20/2047	JPY	88,850,000	572,584
Series 57, 0.80%, 12/20/2047	JPY	88,250,000	567,301
Series 58, 0.80%, 3/20/2048	JPY	77,150,000	494,607
Series 60, 0.90%, 9/20/2048	JPY	71,650,000	466,861
Series 74, 1.00%, 3/20/2052	JPY	70,000,000	454,996
Series 75, 1.30%, 6/20/2052	JPY	150,000,000	1,049,092
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	621,407
Series 49, 1.40%, 12/20/2045	JPY	91,550,000	673,841
Series 76, 1.40%, 9/20/2052	JPY	145,000,000	1,039,233
Series 78, 1.40%, 3/20/2053	JPY	210,000,000	1,503,120
Series 45, 1.50%, 12/20/2044	JPY	65,950,000	495,564
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	523,106
Series 47, 1.60%, 6/20/2045	JPY	102,850,000	786,224
Series 11, 1.70%, 6/20/2033	JPY	46,550,000	361,975
Series 41, 1.70%, 12/20/2043	JPY	104,850,000	815,173
Series 42, 1.70%, 3/20/2044	JPY	50,750,000	394,659
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	782,117
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	520,995
Series 38, 1.80%, 3/20/2043	JPY	64,000,000	505,881
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	553,287
Series 37, 1.90%, 9/20/2042	JPY	87,300,000	701,124

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 39, 1.90%, 6/20/2043	JPY	63,500,000	$ 509,986
Series 13, 2.00%, 12/20/2033	JPY	87,900,000	703,346
Series 33, 2.00%, 9/20/2040	JPY	110,200,000	896,147
Series 35, 2.00%, 9/20/2041	JPY	118,250,000	963,214
Series 36, 2.00%, 3/20/2042	JPY	171,750,000	1,400,546
Series 34, 2.20%, 3/20/2041	JPY	92,400,000	772,987
Series 21, 2.30%, 12/20/2035	JPY	39,000,000	325,063
Series 25, 2.30%, 12/20/2036	JPY	43,400,000	363,460
Series 30, 2.30%, 3/20/2039	JPY	99,350,000	838,538
Series 32, 2.30%, 3/20/2040	JPY	63,650,000	538,705
Series 26, 2.40%, 3/20/2037	JPY	69,300,000	587,244
Series 29, 2.40%, 9/20/2038	JPY	50,000,000	426,568
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	168,138
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	254,471
Series 22, 2.50%, 3/20/2036	JPY	41,750,000	355,479
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	256,163
Series 27, 2.50%, 9/20/2037	JPY	67,550,000	580,322
Series 77, COR, 1.60%, 12/20/2052	JPY	140,000,000	1,050,927
Japan Government Twenty Year Bonds:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	816,531
Series 169, 0.30%, 6/20/2039	JPY	75,000,000	478,535
Series 170, 0.30%, 9/20/2039	JPY	47,750,000	303,531
Series 171, 0.30%, 12/20/2039	JPY	65,400,000	414,337
Series 156, 0.40%, 3/20/2036	JPY	113,900,000	767,815
Series 168, 0.40%, 3/20/2039	JPY	181,000,000	1,177,806
Series 172, 0.40%, 3/20/2040	JPY	169,150,000	1,085,961
Series 173, 0.40%, 6/20/2040	JPY	258,850,000	1,656,991
Series 174, 0.40%, 9/20/2040	JPY	133,000,000	848,095
Security Description		Principal Amount	Value
Series 177, 0.40%, 6/20/2041	JPY	226,400,000	$ 1,430,736
Series 158, 0.50%, 9/20/2036	JPY	134,050,000	910,540
Series 164, 0.50%, 3/20/2038	JPY	139,800,000	935,224
Series 165, 0.50%, 6/20/2038	JPY	140,000,000	933,801
Series 167, 0.50%, 12/20/2038	JPY	101,000,000	669,590
Series 175, 0.50%, 12/20/2040	JPY	216,600,000	1,400,351
Series 176, 0.50%, 3/20/2041	JPY	60,000,000	386,755
Series 178, 0.50%, 9/20/2041	JPY	95,000,000	609,286
Series 179, 0.50%, 12/20/2041	JPY	95,000,000	607,491
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	618,117
Series 161, 0.60%, 6/20/2037	JPY	76,150,000	520,434
Series 162, 0.60%, 9/20/2037	JPY	105,850,000	721,957
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	653,173
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	704,033
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	650,675
Series 180, 0.80%, 3/20/2042	JPY	235,000,000	1,582,915
Series 181, 0.90%, 6/20/2042	JPY	233,250,000	1,595,738
Series 155, 1.00%, 12/20/2035	JPY	159,900,000	1,159,785
Series 182, 1.10%, 9/20/2042	JPY	180,000,000	1,272,447
Series 184, 1.10%, 3/20/2043	JPY	265,000,000	1,870,484
Series 151, 1.20%, 12/20/2034	JPY	155,000,000	1,151,430
Series 152, 1.20%, 3/20/2035	JPY	145,000,000	1,076,392
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	779,259
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	825,318
Series 150, 1.40%, 9/20/2034	JPY	362,150,000	2,745,409
Series 144, 1.50%, 3/20/2033	JPY	86,200,000	658,766
Series 148, 1.50%, 3/20/2034	JPY	157,950,000	1,208,467
Series 149, 1.50%, 6/20/2034	JPY	100,000,000	765,379

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 136, 1.60%, 3/20/2032	JPY	110,600,000	$ 849,225
Series 143, 1.60%, 3/20/2033	JPY	29,850,000	230,056
Series 147, 1.60%, 12/20/2033	JPY	176,000,000	1,358,464
Series 140, 1.70%, 9/20/2032	JPY	84,000,000	652,083
Series 141, 1.70%, 12/20/2032	JPY	100,000,000	777,009
Series 145, 1.70%, 6/20/2033	JPY	166,400,000	1,293,806
Series 146, 1.70%, 9/20/2033	JPY	177,650,000	1,382,667
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	732,615
Series 130, 1.80%, 9/20/2031	JPY	152,100,000	1,180,968
Series 133, 1.80%, 12/20/2031	JPY	86,550,000	673,735
Series 142, 1.80%, 12/20/2032	JPY	33,450,000	262,029
Series 108, 1.90%, 12/20/2028	JPY	51,350,000	390,162
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	413,996
Series 121, 1.90%, 9/20/2030	JPY	74,600,000	578,663
Series 73, 2.00%, 12/20/2024	JPY	35,000,000	249,619
Series 77, 2.00%, 3/20/2025	JPY	34,000,000	243,623
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	223,231
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	497,364
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	326,390
Series 92, 2.10%, 12/20/2026	JPY	83,800,000	622,915
Series 94, 2.10%, 3/20/2027	JPY	99,000,000	739,204
Series 96, 2.10%, 6/20/2027	JPY	43,000,000	322,505
Series 99, 2.10%, 12/20/2027	JPY	90,000,000	680,154
Series 105, 2.10%, 9/20/2028	JPY	78,200,000	597,715
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	383,665
Series 113, 2.10%, 9/20/2029	JPY	120,250,000	933,072
Series 117, 2.10%, 3/20/2030	JPY	156,450,000	1,222,331
Series 90, 2.20%, 9/20/2026	JPY	78,550,000	582,836
Security Description		Principal Amount	Value
Series 97, 2.20%, 9/20/2027	JPY	136,800,000	$ 1,034,156
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	632,106
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	383,966
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	587,225
Series 125, 2.20%, 3/20/2031	JPY	53,650,000	426,201
Series 95, 2.30%, 6/20/2027	JPY	70,000,000	528,849
Series 102, 2.40%, 6/20/2028	JPY	105,800,000	816,556
Series 183, COR, 1.40%, 12/20/2042	JPY	151,900,000	1,126,993
Japan Government Two Year Bonds:
Series 438, 0.01%, 7/1/2024	JPY	70,000,000	484,956
Series 439, 0.01%, 8/1/2024	JPY	150,000,000	1,039,285
Series 440, 0.01%, 9/1/2024	JPY	212,000,000	1,469,002
Series 441, 0.01%, 10/1/2024	JPY	129,500,000	897,410
Series 442, 0.01%, 11/1/2024	JPY	223,000,000	1,545,579
Series 443, 0.01%, 12/1/2024	JPY	210,000,000	1,455,347
Series 444, 0.01%, 1/1/2025	JPY	157,000,000	1,087,991
Series 445, 0.01%, 2/1/2025	JPY	173,000,000	1,198,785
			225,827,898
LATVIA — 0.1%
Latvia Government International Bonds:
0.38%, 10/7/2026	EUR	200,000	195,634
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	103,050
1.38%, 5/16/2036	EUR	350,000	281,771
Series 7, 2.25%, 2/15/2047	EUR	100,000	81,929
			662,384
LITHUANIA — 0.1%
Lithuania Government International Bonds:
Series EMTN, 0.75%, 5/6/2030	EUR	250,000	223,599
Series EMTN, 0.95%, 5/26/2027	EUR	70,000	68,955
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	153,735
Series EMTN, 2.10%, 5/26/2047	EUR	255,000	210,818

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	$ 103,685
Series EMTN, 2.13%, 10/22/2035	EUR	272,000	248,961
			1,009,753
LUXEMBOURG — 0.1%
Luxembourg Government Bonds:
0.01%, 11/13/2026	EUR	154,000	150,503
0.63%, 2/1/2027	EUR	488,000	484,482
2.25%, 3/19/2028	EUR	80,000	83,891
			718,876
MALAYSIA — 2.2%
Malaysia Government Bonds:
Series 0220, 2.63%, 4/15/2031	MYR	1,750,000	343,588
Series 0122, 3.58%, 7/15/2032	MYR	3,400,000	712,838
Series 0513, 3.73%, 6/15/2028	MYR	5,050,000	1,086,222
Series 0519, 3.76%, 5/22/2040	MYR	1,650,000	336,133
Series 0413, 3.84%, 4/15/2033	MYR	3,875,000	824,687
Series 0219, 3.89%, 8/15/2029	MYR	4,250,000	914,939
Series 0316, 3.90%, 11/30/2026	MYR	2,000,000	433,111
Series 0417, 3.90%, 11/16/2027	MYR	2,820,000	610,085
Series 0115, 3.96%, 9/15/2025	MYR	2,550,000	551,341
Series 0217, 4.06%, 9/30/2024	MYR	1,725,000	372,029
Series 0120, 4.07%, 6/15/2050	MYR	5,425,000	1,131,327
Series 0114, 4.18%, 7/15/2024	MYR	1,295,000	279,409
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	377,336
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	293,622
Series 0311, 4.39%, 4/15/2026	MYR	2,300,000	504,506
Series 0322, 4.50%, 4/30/2029	MYR	4,375,000	973,039
Series 0222, 4.70%, 10/15/2042	MYR	3,250,000	749,272
Series 0216, 4.74%, 3/15/2046	MYR	2,670,000	615,160
Series 0317, 4.76%, 4/7/2037	MYR	3,870,000	884,603
Series 0713, 4.94%, 9/30/2043	MYR	1,910,000	452,623
Security Description		Principal Amount	Value
Malaysia Government Investment Issue:
Series 0220, 3.47%, 10/15/2030	MYR	2,860,000	$ 598,024
Series 0123, 3.60%, 7/31/2028	MYR	3,035,000	647,214
Series 0419, 3.66%, 10/15/2024	MYR	3,115,000	668,713
Series 0319, 3.73%, 3/31/2026	MYR	2,325,000	500,145
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	269,770
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	270,623
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	399,004
Series 0316, 4.07%, 9/30/2026	MYR	1,300,000	283,079
Series 0619, 4.12%, 11/30/2034	MYR	1,500,000	324,958
Series 0122, 4.19%, 10/7/2032	MYR	2,150,000	471,744
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	220,105
Series 0117, 4.26%, 7/26/2027	MYR	4,220,000	925,213
Series 0219, 4.47%, 9/15/2039	MYR	2,950,000	654,844
Series 0513, 4.58%, 8/30/2033	MYR	2,978,000	674,502
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	365,691
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	485,240
Series 0615, 4.79%, 10/31/2035	MYR	2,520,000	579,832
Series 0417, 4.90%, 5/8/2047	MYR	2,530,000	593,681
Series 0913, 4.94%, 12/6/2028	MYR	725,000	164,377
Series 0222, 5.36%, 5/15/2052	MYR	1,000,000	251,278
			21,793,907
MEXICO — 2.2%
Mexico Bonos:
Series M, 5.00%, 3/6/2025	MXN	2,350,000	126,462
Series M, 5.50%, 3/4/2027	MXN	29,940,000	1,555,071
Series M, 5.75%, 3/5/2026	MXN	44,185,000	2,354,489
Series M 20, 7.50%, 6/3/2027	MXN	27,785,000	1,540,524
Series M, 7.50%, 5/26/2033	MXN	17,552,000	942,193
Series M, 7.75%, 5/29/2031	MXN	39,529,000	2,178,964

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series M, 7.75%, 11/23/2034	MXN	11,965,000	$ 651,079
Series M, 7.75%, 11/13/2042	MXN	27,375,000	1,431,535
Series M, 8.00%, 9/5/2024	MXN	42,485,000	2,396,183
Series M, 8.00%, 11/7/2047	MXN	26,158,000	1,393,121
Series M, 8.00%, 7/31/2053	MXN	9,400,000	496,980
Series M 20, 8.50%, 5/31/2029	MXN	30,610,000	1,767,065
Series M 30, 8.50%, 11/18/2038	MXN	33,014,000	1,874,871
Series M 20, 10.00%, 12/5/2024	MXN	37,078,000	2,146,051
Series M 30, 10.00%, 11/20/2036	MXN	8,950,000	576,749
			21,431,337
NETHERLANDS — 3.4%
Netherlands Government Bonds:
0.01%, 1/15/2026 (a)	EUR	1,315,000	1,328,331
0.01%, 1/15/2027 (a)	EUR	1,667,900	1,644,231
0.01%, 1/15/2029	EUR	1,479,000	1,386,841
0.01%, 7/15/2030 (a)	EUR	1,059,000	958,696
0.01%, 7/15/2031 (a)	EUR	1,208,000	1,065,529
0.01%, 1/15/2038 (a)	EUR	1,345,000	983,912
0.01%, 1/15/2052 (a)	EUR	1,046,000	554,206
0.25%, 7/15/2025 (a)	EUR	1,909,000	1,964,059
0.25%, 7/15/2029 (a)	EUR	1,337,000	1,260,668
0.50%, 7/15/2026 (a)	EUR	2,411,000	2,442,573
0.50%, 7/15/2032 (a)	EUR	1,561,000	1,406,986
0.50%, 1/15/2040 (a)	EUR	1,822,000	1,398,475
0.75%, 7/15/2027 (a)	EUR	1,654,000	1,662,456
0.75%, 7/15/2028 (a)	EUR	2,062,000	2,037,366
2.00%, 7/15/2024 (a)	EUR	1,395,000	1,499,457
2.00%, 1/15/2054 (a)	EUR	946,000	894,880
2.50%, 1/15/2033 (a)	EUR	1,672,000	1,794,685
2.50%, 7/15/2033 (a)	EUR	450,000	480,586
2.75%, 1/15/2047 (a)	EUR	2,083,000	2,311,510
3.75%, 1/15/2042 (a)	EUR	1,812,000	2,265,535
4.00%, 1/15/2037 (a)	EUR	2,210,000	2,737,556
5.50%, 1/15/2028 (a)	EUR	1,635,000	1,983,384
			34,061,922
NEW ZEALAND — 0.7%
New Zealand Government Bonds:
Series 0526, 0.50%, 5/15/2026	NZD	775,000	420,496
Series 0531, 1.50%, 5/15/2031	NZD	1,162,000	568,274
Series 0541, 1.75%, 5/15/2041	NZD	1,111,000	430,636
Security Description		Principal Amount	Value
Series 0532, 2.00%, 5/15/2032	NZD	657,000	$ 326,988
Series 0425, 2.75%, 4/15/2025	NZD	1,515,000	888,811
Series 0437, 2.75%, 4/15/2037	NZD	801,000	390,726
Series 0551, 2.75%, 5/15/2051	NZD	780,000	330,111
Series 0429, 3.00%, 4/20/2029	NZD	2,343,000	1,320,791
Series 0433, 3.50%, 4/14/2033	NZD	780,000	435,609
Series 0427, 4.50%, 4/15/2027	NZD	1,560,000	949,082
Series 0534, COR, 4.25%, 5/15/2034	NZD	900,000	531,563
			6,593,087
NORWAY — 0.4%
Norway Government Bonds:
Series 483, 1.25%, 9/17/2031 (a)	NOK	3,275,000	253,323
Series 482, 1.38%, 8/19/2030 (a)	NOK	4,613,000	367,893
Series 478, 1.50%, 2/19/2026 (a)	NOK	5,163,000	451,731
Series 477, 1.75%, 3/13/2025 (a)	NOK	4,795,000	430,154
Series 479, 1.75%, 2/17/2027 (a)	NOK	4,655,000	403,095
Series 481, 1.75%, 9/6/2029 (a)	NOK	4,715,000	392,095
Series 480, 2.00%, 4/26/2028 (a)	NOK	4,734,000	406,764
Series 484, 2.13%, 5/18/2032 (a)	NOK	7,150,000	588,906
Series 485, 3.50%, 10/6/2042 (a)	NOK	3,325,000	316,986
			3,610,947
PERU — 0.4%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	800,000	183,351
5.40%, 8/12/2034	PEN	2,875,000	699,588
5.94%, 2/12/2029	PEN	1,505,000	406,857
6.15%, 8/12/2032	PEN	2,065,000	543,690
6.35%, 8/12/2028	PEN	2,125,000	594,589
6.90%, 8/12/2037	PEN	3,450,000	936,553
8.20%, 8/12/2026	PEN	1,650,000	482,882
			3,847,510
POLAND — 1.1%
Republic of Poland Government Bonds:
Series 1026, 0.25%, 10/25/2026	PLN	2,875,000	593,773

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 0425, 0.75%, 4/25/2025	PLN	1,300,000	$ 292,736
Series 1030, 1.25%, 10/25/2030	PLN	4,399,000	806,143
Series 0432, 1.75%, 4/25/2032	PLN	4,450,000	798,009
Series 1024, 2.25%, 10/25/2024	PLN	5,000,000	1,173,408
Series 0726, 2.50%, 7/25/2026	PLN	6,105,000	1,370,314
Series 0727, 2.50%, 7/25/2027	PLN	3,075,000	671,392
Series 0428, 2.75%, 4/25/2028	PLN	4,370,000	944,869
Series 1029, 2.75%, 10/25/2029	PLN	6,550,000	1,372,180
Series 0725, 3.25%, 7/25/2025	PLN	5,090,000	1,191,353
Series 5Y, 3.75%, 5/25/2027	PLN	4,925,000	1,131,927
Series 0447, 4.00%, 4/25/2047	PLN	115,000	21,854
Series 0429, 5.75%, 4/25/2029	PLN	885,000	219,260
Series 0728, 7.50%, 7/25/2028	PLN	1,550,000	411,826
			10,999,044
PORTUGAL — 1.6%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031 (a)	EUR	978,000	853,876
0.48%, 10/18/2030 (a)	EUR	928,000	845,528
0.90%, 10/12/2035 (a)	EUR	813,000	665,709
1.00%, 4/12/2052 (a)	EUR	453,000	270,825
1.65%, 7/16/2032 (a)	EUR	690,000	665,415
1.95%, 6/15/2029 (a)	EUR	921,400	948,725
2.13%, 10/17/2028 (a)	EUR	1,336,000	1,397,486
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	858,000	849,201
2.88%, 10/15/2025 (a)	EUR	1,532,000	1,664,894
2.88%, 7/21/2026 (a)	EUR	1,451,000	1,578,463
3.88%, 2/15/2030 (a)	EUR	1,125,000	1,290,561
4.10%, 4/15/2037 (a)	EUR	1,358,000	1,580,044
4.10%, 2/15/2045 (a)	EUR	695,000	823,576
4.13%, 4/14/2027 (a)	EUR	1,358,000	1,541,879
COR, 1.15%, 4/11/2042 (a)	EUR	161,000	119,432
COR, 3.50%, 6/18/2038 (a)	EUR	230,000	250,415
			15,346,029
ROMANIA — 0.5%
Romania Government Bonds:
Series 7Y, 2.50%, 10/25/2027	RON	600,000	111,496
Security Description		Principal Amount	Value
Series 5Y, 3.25%, 6/24/2026	RON	1,755,000	$ 352,167
Series 5Y, 3.65%, 7/28/2025	RON	1,475,000	307,228
Series 15Y, 3.65%, 9/24/2031	RON	1,600,000	283,777
Series 4YR, 3.70%, 11/25/2024	RON	1,025,000	217,433
Series 8Y, 4.15%, 1/26/2028	RON	3,050,000	603,167
Series 10YR, 4.15%, 10/24/2030	RON	2,000,000	372,636
Series 15Y, 4.75%, 10/11/2034	RON	900,000	165,455
Series 7Y, 4.85%, 4/22/2026	RON	1,600,000	336,776
Series 8Y, 4.85%, 7/25/2029	RON	950,000	189,087
Series 10Y, 5.00%, 2/12/2029	RON	4,330,000	874,364
Series 10Y, 6.70%, 2/25/2032	RON	2,250,000	490,949
Series 15Y, 7.90%, 2/24/2038	RON	500,000	122,172
8.25%, 9/29/2032	RON	2,775,000	667,717
			5,094,424
SINGAPORE — 1.1%
Singapore Government Bonds:
0.50%, 11/1/2025	SGD	365,000	251,685
1.25%, 11/1/2026	SGD	330,000	228,039
1.88%, 3/1/2050	SGD	750,000	487,679
1.88%, 10/1/2051	SGD	470,000	310,366
2.13%, 6/1/2026	SGD	675,000	481,306
2.25%, 8/1/2036	SGD	1,467,000	997,801
2.38%, 6/1/2025	SGD	1,158,000	836,591
2.38%, 7/1/2039	SGD	615,000	431,075
2.63%, 5/1/2028	SGD	715,000	516,785
2.63%, 8/1/2032	SGD	850,000	606,064
2.75%, 4/1/2042	SGD	810,000	614,896
2.75%, 3/1/2046	SGD	985,000	752,933
2.88%, 9/1/2027	SGD	973,000	710,904
2.88%, 7/1/2029	SGD	1,040,000	758,089
2.88%, 9/1/2030	SGD	1,000,000	728,193
3.00%, 9/1/2024	SGD	1,025,000	750,412
3.38%, 9/1/2033	SGD	690,000	523,102
3.50%, 3/1/2027	SGD	730,000	543,825
			10,529,745
SLOVAKIA — 0.5%
Slovakia Government Bonds:
Series 234, 1.00%, 6/12/2028	EUR	709,000	687,355
Series 237, 1.00%, 10/9/2030	EUR	375,000	342,266

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 239, 1.00%, 5/14/2032	EUR	150,000	$ 131,427
Series 228, 1.38%, 1/21/2027	EUR	334,000	338,637
Series 229, 1.63%, 1/21/2031	EUR	964,000	916,847
Series 232, 1.88%, 3/9/2037	EUR	214,000	184,505
Series 233, 2.00%, 10/17/2047	EUR	380,000	293,519
Series 235, 2.25%, 6/12/2068	EUR	71,000	54,162
Series 223, 3.38%, 11/15/2024	EUR	495,000	539,267
Series 227, 3.63%, 1/16/2029	EUR	584,000	645,446
4.00%, 10/19/2032	EUR	925,000	1,033,214
Series 216, 4.35%, 10/14/2025	EUR	230,000	254,555
			5,421,200
SLOVENIA — 0.3%
Slovenia Government Bonds:
Series RS80, 1.00%, 3/6/2028	EUR	297,000	291,233
Series RS81, 1.19%, 3/14/2029	EUR	270,000	261,643
Series RS79, 1.25%, 3/22/2027	EUR	362,000	365,728
Series RS74, 1.50%, 3/25/2035	EUR	225,000	197,050
Series RS78, 1.75%, 11/3/2040	EUR	285,000	235,369
Series RS75, 2.13%, 7/28/2025	EUR	201,000	215,460
Series RS77, 2.25%, 3/3/2032	EUR	564,000	568,035
Series RS76, 3.13%, 8/7/2045	EUR	498,000	504,265
Series RS66, 4.63%, 9/9/2024	EUR	210,000	233,963
Series RS70, 5.13%, 3/30/2026	EUR	375,000	428,132
COR, 1.18%, 2/13/2062	EUR	200,000	120,891
			3,421,769
SOUTH KOREA — 4.5%
Korea Treasury Bonds:
Series 3006, 1.38%, 6/10/2030	KRW	1,610,000,000	1,047,229
Series 2503, 1.50%, 3/10/2025	KRW	1,890,000,000	1,381,686
Series 2612, 1.50%, 12/10/2026	KRW	1,139,150,000	803,852
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	401,208
Security Description		Principal Amount	Value
Series 4009, 1.50%, 9/10/2040	KRW	550,000,000	$ 300,462
Series 5003, 1.50%, 3/10/2050	KRW	3,050,000,000	1,449,282
Series 7009, 1.63%, 9/10/2070	KRW	750,000,000	304,903
Series 2412, 1.88%, 12/10/2024	KRW	1,315,000,000	972,885
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	624,192
Series 5103, 1.88%, 3/10/2051	KRW	5,355,000,000	2,773,909
Series 3106, 2.00%, 6/10/2031	KRW	3,920,000,000	2,622,782
Series 4603, 2.00%, 3/10/2046	KRW	975,000,000	545,687
Series 4903, 2.00%, 3/10/2049	KRW	4,214,000,000	2,291,947
Series 2706, 2.13%, 6/10/2027	KRW	2,219,870,000	1,588,653
Series 4703, 2.13%, 3/10/2047	KRW	1,770,330,000	1,007,422
Series 2506, 2.25%, 6/10/2025	KRW	2,299,940,000	1,697,157
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	675,296
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	318,605
Series 2703, 2.38%, 3/10/2027	KRW	2,110,000,000	1,529,013
Series 5203, 2.50%, 3/10/2052	KRW	1,435,000,000	855,736
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	637,170
Series 4803, 2.63%, 3/10/2048	KRW	590,000,000	368,806
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	811,692
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,238,667
Series 4212, 3.00%, 12/10/2042	KRW	1,921,780,000	1,313,084
Series 2506, 3.13%, 6/10/2025	KRW	2,152,000,000	1,614,445
Series 5209, 3.13%, 9/10/2052	KRW	1,000,000,000	678,780
Series 2803, 3.25%, 3/10/2028	KRW	500,000,000	372,190
Series 4209, 3.25%, 9/10/2042	KRW	2,000,000,000	1,419,374
Series 2503, 3.38%, 3/10/2025	KRW	557,000,000	420,043
Series 3206, 3.38%, 6/10/2032	KRW	2,079,000,000	1,536,462
Series 3312, 3.75%, 12/10/2033	KRW	1,936,250,000	1,473,332

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	$ 1,255,334
Series 2412, 4.25%, 12/10/2024	KRW	235,000,000	179,735
Series 2512, 4.25%, 12/10/2025	KRW	1,038,000,000	797,423
Series 3212, 4.25%, 12/10/2032	KRW	750,000,000	593,024
Series 3012, 4.75%, 12/10/2030	KRW	3,095,050,000	2,502,931
Series 2803, 5.50%, 3/10/2028	KRW	4,937,000,000	4,034,387
			44,438,785
SPAIN — 4.6%
Spain Government Bonds:
0.01%, 1/31/2025 (a)	EUR	816,000	842,962
0.01%, 5/31/2025 (a)	EUR	892,000	911,148
0.01%, 1/31/2027 (a)	EUR	702,000	681,474
0.01%, 1/31/2028 (a)	EUR	295,000	277,868
0.10%, 4/30/2031 (a)	EUR	1,420,000	1,214,229
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	641,000	674,274
0.50%, 4/30/2030 (a)	EUR	788,000	717,470
0.50%, 10/31/2031 (a)	EUR	1,358,000	1,183,832
0.60%, 10/31/2029 (a)	EUR	1,130,000	1,050,145
0.70%, 4/30/2032 (a)	EUR	1,691,000	1,481,163
0.80%, 7/30/2029 (a)	EUR	29,000	27,404
1.00%, 7/30/2042 (a)	EUR	247,000	169,338
1.00%, 10/31/2050 (a)	EUR	1,272,000	740,310
1.20%, 10/31/2040 (a)	EUR	650,000	482,846
1.25%, 10/31/2030 (a)	EUR	1,150,000	1,092,043
1.30%, 10/31/2026 (a)	EUR	1,700,000	1,739,683
1.40%, 4/30/2028 (a)	EUR	1,523,000	1,526,971
1.40%, 7/30/2028 (a)	EUR	1,333,000	1,331,086
1.45%, 10/31/2027 (a)	EUR	1,033,000	1,045,352
1.45%, 4/30/2029 (a)	EUR	865,000	856,088
1.50%, 4/30/2027 (a)	EUR	1,554,000	1,588,502
1.60%, 4/30/2025 (a)	EUR	824,000	869,695
1.85%, 7/30/2035 (a)	EUR	850,000	777,318
1.90%, 10/31/2052 (a)	EUR	300,000	216,207
1.95%, 4/30/2026 (a)	EUR	1,326,000	1,392,561
1.95%, 7/30/2030 (a)	EUR	1,171,000	1,174,028
2.15%, 10/31/2025 (a)	EUR	1,201,000	1,275,618
2.35%, 7/30/2033 (a)	EUR	477,000	474,143
2.55%, 10/31/2032 (a)	EUR	598,000	611,180
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	765,000	686,388
2.75%, 10/31/2024 (a)	EUR	933,000	1,008,337
2.90%, 10/31/2046 (a)	EUR	1,206,000	1,137,026
3.45%, 7/30/2066 (a)	EUR	897,000	885,951
4.20%, 1/31/2037 (a)	EUR	1,213,000	1,408,660
4.65%, 7/30/2025 (a)	EUR	1,052,000	1,175,232
4.70%, 7/30/2041 (a)	EUR	1,060,000	1,303,712
4.90%, 7/30/2040 (a)	EUR	952,000	1,194,157
Security Description		Principal Amount	Value
5.15%, 10/31/2028 (a)	EUR	1,016,000	$ 1,209,880
5.15%, 10/31/2044 (a)	EUR	838,000	1,094,148
5.75%, 7/30/2032	EUR	1,280,000	1,661,896
5.90%, 7/30/2026 (a)	EUR	1,478,000	1,730,385
6.00%, 1/31/2029	EUR	1,568,000	1,948,019
COR, 2.80%, 5/31/2026 (a)	EUR	525,000	563,319
COR, 3.15%, 4/30/2033 (a)	EUR	1,300,000	1,389,708
COR, 3.45%, 7/30/2043 (a)	EUR	500,000	517,153
			45,338,909
SWEDEN — 0.5%
Sweden Government Bonds:
Series 1062, 0.13%, 5/12/2031	SEK	5,315,000	405,716
Series 1063, 0.50%, 11/24/2045	SEK	2,075,000	123,763
Series 1060, 0.75%, 5/12/2028	SEK	7,285,000	612,391
Series 1061, 0.75%, 11/12/2029	SEK	6,800,000	559,233
Series 1059, 1.00%, 11/12/2026	SEK	6,620,000	572,867
Series 1064, 1.38%, 6/23/2071	SEK	1,455,000	80,584
Series 1065, 1.75%, 11/11/2033	SEK	875,000	75,371
Series 1056, 2.25%, 6/1/2032	SEK	8,815,000	796,323
Series 1058, 2.50%, 5/12/2025	SEK	8,280,000	753,474
Series 1053, 3.50%, 3/30/2039	SEK	4,490,000	461,151
Sweden Government International Bonds Series REGS, 0.13%, 9/9/2030	SEK	2,000,000	155,481
			4,596,354
SWITZERLAND — 0.9%
Swiss Confederation Government Bonds:
0.01%, 6/22/2029	CHF	327,000	344,444
0.01%, 6/26/2034	CHF	200,000	201,105
0.01%, 7/24/2039	CHF	220,000	209,787
0.25%, 6/23/2035	CHF	224,000	230,397
0.50%, 5/27/2030	CHF	418,000	452,644
0.50%, 6/27/2032	CHF	170,000	182,438
0.50%, 6/28/2045	CHF	445,000	452,524
0.50%, 5/24/2055	CHF	130,000	129,493
0.50%, 5/30/2058	CHF	184,000	183,443
1.25%, 5/28/2026	CHF	475,000	532,420
1.25%, 6/27/2037	CHF	340,000	392,704
1.50%, 10/26/2038	CHF	310,000	371,166

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
1.50%, 4/30/2042	CHF	385,000	$ 470,438
2.00%, 6/25/2064	CHF	554,000	884,042
2.25%, 6/22/2031	CHF	573,000	702,541
2.50%, 3/8/2036	CHF	495,000	654,050
3.25%, 6/27/2027	CHF	270,000	327,189
3.50%, 4/8/2033	CHF	449,000	619,809
4.00%, 4/8/2028	CHF	620,000	788,721
4.00%, 1/6/2049	CHF	275,000	522,631
			8,651,986
THAILAND — 1.9%
Thailand Government Bonds:
0.75%, 9/17/2024	THB	6,000,000	166,447
0.95%, 6/17/2025	THB	14,550,000	401,001
Series LB, 1.00%, 6/17/2027	THB	27,850,000	747,382
1.45%, 12/17/2024	THB	28,550,000	797,162
1.59%, 12/17/2035	THB	19,500,000	481,985
1.88%, 6/17/2049	THB	4,500,000	96,287
2.00%, 12/17/2031	THB	19,500,000	530,766
2.00%, 6/17/2042	THB	31,600,000	760,098
2.13%, 12/17/2026	THB	37,825,000	1,062,925
2.35%, 6/17/2026	THB	31,350,000	887,883
2.65%, 6/17/2028	THB	38,325,000	1,096,200
2.88%, 6/17/2046	THB	25,850,000	688,486
3.30%, 6/17/2038	THB	39,300,000	1,161,225
3.35%, 6/17/2033	THB	18,600,000	558,122
3.39%, 6/17/2037	THB	15,000,000	447,889
3.40%, 6/17/2036	THB	17,710,000	530,461
3.58%, 12/17/2027	THB	16,000,000	476,793
3.60%, 6/17/2067	THB	16,750,000	464,735
3.78%, 6/25/2032	THB	37,250,000	1,159,011
3.85%, 12/12/2025	THB	35,350,000	1,036,219
4.00%, 6/17/2066	THB	16,920,000	510,596
4.26%, 12/12/2037	THB	56,550,000	1,811,543
4.68%, 6/29/2044	THB	18,340,000	639,524
4.75%, 12/20/2024	THB	5,000,000	146,201
4.85%, 6/17/2061	THB	19,010,000	667,120
4.88%, 6/22/2029	THB	41,255,000	1,322,131
			18,648,192
UNITED KINGDOM — 4.9%
U.K. Gilts:
0.13%, 1/30/2026	GBP	613,000	687,142
0.13%, 1/31/2028	GBP	1,135,000	1,169,215
0.25%, 1/31/2025	GBP	540,000	633,873
0.25%, 7/31/2031	GBP	1,098,000	1,007,731
0.38%, 10/22/2026	GBP	747,000	813,607
0.38%, 10/22/2030	GBP	643,000	612,932
0.50%, 1/31/2029	GBP	945,000	955,495
0.50%, 10/22/2061	GBP	350,000	140,923
0.63%, 6/7/2025	GBP	600,000	698,582
0.63%, 7/31/2035	GBP	807,000	663,452
0.63%, 10/22/2050	GBP	875,000	451,271
0.88%, 10/22/2029	GBP	1,477,000	1,505,624
Security Description		Principal Amount	Value
0.88%, 1/31/2046	GBP	225,000	$ 140,854
1.00%, 1/31/2032	GBP	784,000	757,890
1.13%, 1/31/2039	GBP	325,000	258,091
1.13%, 10/22/2073	GBP	1,156,000	572,382
1.25%, 7/22/2027	GBP	916,000	1,011,306
1.25%, 10/22/2041	GBP	888,000	677,312
1.25%, 7/31/2051	GBP	907,000	571,357
1.50%, 7/22/2026	GBP	920,000	1,053,584
1.50%, 7/22/2047	GBP	1,169,000	840,005
1.50%, 7/31/2053	GBP	150,000	99,580
1.63%, 10/22/2028	GBP	1,236,000	1,348,881
1.63%, 10/22/2054	GBP	520,000	356,063
1.63%, 10/22/2071	GBP	906,000	571,084
1.75%, 9/7/2037	GBP	886,000	805,037
1.75%, 1/22/2049	GBP	653,000	491,391
1.75%, 7/22/2057	GBP	944,000	665,774
Series REGS, 2.00%, 9/7/2025	GBP	1,325,000	1,568,798
2.50%, 7/22/2065	GBP	563,000	482,887
2.75%, 9/7/2024	GBP	800,000	986,100
3.25%, 1/31/2033	GBP	750,000	869,385
3.25%, 1/22/2044	GBP	740,000	782,369
3.50%, 1/22/2045	GBP	896,000	979,880
3.50%, 7/22/2068	GBP	510,000	563,800
3.75%, 1/29/2038	GBP	746,000	870,258
3.75%, 7/22/2052	GBP	1,034,000	1,172,694
3.75%, 10/22/2053	GBP	47,000	53,108
4.00%, 1/22/2060	GBP	795,000	965,484
4.13%, 1/29/2027	GBP	2,093,000	2,566,873
4.25%, 12/7/2027	GBP	970,000	1,203,373
4.25%, 6/7/2032	GBP	1,095,000	1,384,772
4.25%, 3/7/2036	GBP	715,000	892,622
4.25%, 9/7/2039	GBP	597,000	736,252
4.25%, 12/7/2040	GBP	842,000	1,036,468
4.25%, 12/7/2046	GBP	638,000	781,338
4.25%, 12/7/2049	GBP	715,000	878,882
4.25%, 12/7/2055	GBP	789,000	985,293
4.50%, 9/7/2034	GBP	2,099,000	2,689,626
4.50%, 12/7/2042	GBP	931,000	1,182,417
4.75%, 12/7/2030	GBP	1,377,000	1,789,374
4.75%, 12/7/2038	GBP	784,000	1,024,548
5.00%, 3/7/2025	GBP	978,000	1,237,458
6.00%, 12/7/2028	GBP	445,000	599,532
COR, 3.50%, 10/22/2025	GBP	800,000	970,965
			48,814,994
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,148,510,295)			977,560,731

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (d)(e)	1,634,133	$ 1,634,133
State Street Navigator Securities Lending Portfolio II (f)(g)	113,784	113,784
TOTAL SHORT-TERM INVESTMENTS (Cost $1,747,917)		1,747,917
TOTAL INVESTMENTS — 99.3% (Cost $1,150,258,212)		979,308,648
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		7,082,505
NET ASSETS — 100.0%		$ 986,391,153
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.5% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2023.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$977,560,731	$—	$977,560,731
Short-Term Investments	1,747,917	—	—	1,747,917
TOTAL INVESTMENTS	$1,747,917	$977,560,731	$—	$979,308,648

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	311,474	$311,474	$27,205,826	$25,883,167	$—	$—	1,634,133	$1,634,133	$16,012
State Street Navigator Securities Lending Portfolio II	—	—	3,123,811	3,010,027	—	—	113,784	113,784	264
Total		$311,474	$30,329,637	$28,893,194	$—	$—		$1,747,917	$16,276
See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.6%
Australia Government Bonds:
Series 159, 0.25%, 11/21/2024	AUD	2,724,000	$ 1,715,599
Series 161, 0.25%, 11/21/2025	AUD	2,850,000	1,732,633
Series 139, 3.25%, 4/21/2025	AUD	3,075,000	2,012,558
Series 142, 4.25%, 4/21/2026	AUD	4,775,000	3,194,628
			8,655,418
AUSTRIA — 3.1%
Republic of Austria Government Bonds:
0.01%, 4/20/2025 (a)	EUR	915,000	940,853
1.20%, 10/20/2025 (a)	EUR	1,325,000	1,382,707
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,100,000	1,173,679
4.85%, 3/15/2026 (a)	EUR	2,025,000	2,303,568
			5,800,807
BELGIUM — 3.4%
Kingdom of Belgium Government Bonds:
Series 82, 0.50%, 10/22/2024 (a)	EUR	935,000	982,148
Series 74, 0.80%, 6/22/2025 (a)	EUR	2,175,000	2,264,271
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,350,000	1,387,805
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,670,000	1,886,833
			6,521,057
CANADA — 4.6%
Canada Government Bonds:
0.25%, 3/1/2026	CAD	2,550,000	1,736,395
0.50%, 9/1/2025	CAD	2,088,000	1,451,109
0.75%, 10/1/2024	CAD	1,275,000	916,378
1.50%, 9/1/2024	CAD	950,000	690,696
2.25%, 6/1/2025	CAD	550,000	398,904
3.00%, 11/1/2024	CAD	771,000	568,921
3.00%, 10/1/2025	CAD	650,000	476,264
3.75%, 2/1/2025	CAD	655,000	487,705
COR, 3.00%, 4/1/2026	CAD	1,000,000	732,178
COR, 3.75%, 5/1/2025	CAD	1,625,000	1,210,500
			8,669,050
CHILE — 0.6%
Bonos de la Tesoreria de la Republica en pesos:
2.50%, 3/1/2025	CLP	435,000,000	507,504
4.50%, 3/1/2026	CLP	475,000,000	575,692
Security Description		Principal Amount	Value
5.80%, 6/1/2024 (a)	CLP	85,000,000	$ 104,420
			1,187,616
CHINA — 4.5%
China Government Bonds:
1.99%, 9/15/2024	CNY	3,450,000	474,262
Series INBK, 1.99%, 4/9/2025	CNY	1,000,000	137,132
2.18%, 8/25/2025	CNY	1,650,000	226,812
Series INBK, 2.26%, 2/24/2025	CNY	2,550,000	351,351
2.28%, 11/25/2025	CNY	2,200,000	302,832
2.46%, 2/15/2026	CNY	12,000,000	1,660,437
Series INBK, 2.47%, 9/2/2024	CNY	6,900,000	954,038
Series 1610, 2.90%, 5/5/2026	CNY	1,600,000	223,880
Series 1913, 2.94%, 10/17/2024	CNY	4,450,000	619,418
Series INBK, 3.02%, 10/22/2025	CNY	6,250,000	875,938
Series INBK, 3.03%, 3/11/2026	CNY	800,000	112,358
Series 1907, 3.25%, 6/6/2026	CNY	7,800,000	1,104,489
Series 1813, 3.61%, 6/7/2025	CNY	10,850,000	1,541,423
			8,584,370
COLOMBIA — 0.5%
Colombia TES:
Series B, 6.25%, 11/26/2025	COP	2,774,000,000	614,676
Series B, 10.00%, 7/24/2024	COP	1,130,000,000	270,791
			885,467
CROATIA — 0.3%
Croatia Government International Bonds 3.00%, 3/11/2025	EUR	475,000	511,602
CYPRUS — 0.1%
Cyprus Government International Bonds:
0.01%, 2/9/2026	EUR	125,000	124,035
Series EMTN, 4.25%, 11/4/2025	EUR	150,000	166,406
			290,441
CZECH REPUBLIC — 1.2%
Czech Republic Government Bonds:
Series 95, 1.00%, 6/26/2026	CZK	13,850,000	565,960
Series 120, 1.25%, 2/14/2025	CZK	7,530,000	322,959

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 89, 2.40%, 9/17/2025	CZK	12,850,000	$ 553,987
Series 148, 6.00%, 2/26/2026	CZK	17,550,000	825,646
			2,268,552
DENMARK — 0.9%
Denmark Government Bonds:
Series 2024, 0.01%, 11/15/2024	DKK	4,730,000	661,473
1.75%, 11/15/2025	DKK	6,925,000	980,465
7.00%, 11/10/2024	DKK	250,000	38,316
			1,680,254
FINLAND — 1.2%
Finland Government Bonds:
0.01%, 9/15/2024 (a)	EUR	360,000	376,775
0.50%, 4/15/2026 (a)	EUR	825,000	837,995
0.88%, 9/15/2025 (a)	EUR	350,000	362,848
4.00%, 7/4/2025 (a)	EUR	600,000	662,959
			2,240,577
FRANCE — 5.1%
French Republic Government Bonds OAT:
0.01%, 2/25/2025	EUR	800,000	826,228
0.01%, 3/25/2025	EUR	1,600,000	1,648,912
0.01%, 2/25/2026	EUR	1,000,000	1,005,262
0.50%, 5/25/2025	EUR	1,425,000	1,475,064
0.50%, 5/25/2026	EUR	1,500,000	1,520,515
1.00%, 11/25/2025	EUR	1,250,000	1,296,190
1.75%, 11/25/2024	EUR	900,000	959,964
3.50%, 4/25/2026	EUR	775,000	853,870
			9,586,005
GERMANY — 4.5%
Bundesobligation:
Series 180, 0.01%, 10/18/2024	EUR	645,000	674,023
Series 181, 0.01%, 4/11/2025	EUR	535,000	551,891
Series 182, 0.01%, 10/10/2025	EUR	700,000	712,994
Series 183, 0.01%, 4/10/2026	EUR	1,400,000	1,410,020
Bundesrepublik Deutschland Bundesanleihe:
0.50%, 2/15/2025	EUR	865,000	903,470
0.50%, 2/15/2026	EUR	900,000	921,773
1.00%, 8/15/2024	EUR	825,000	876,920
1.00%, 8/15/2025	EUR	760,000	793,556
Bundesschatzanweisungen:
0.40%, 9/13/2024	EUR	375,000	394,969
2.20%, 12/12/2024	EUR	575,000	617,311
Security Description		Principal Amount	Value
COR, 2.50%, 3/13/2025	EUR	600,000	$ 646,391
			8,503,318
HONG KONG — 0.2%
Hong Kong Government Bonds Programme:
1.68%, 1/21/2026	HKD	1,750,000	211,701
1.79%, 4/14/2025	HKD	650,000	79,799
2.22%, 8/7/2024	HKD	900,000	112,437
			403,937
HUNGARY — 0.7%
Hungary Government Bonds:
Series 25/C, 1.00%, 11/26/2025	HUF	127,000,000	310,249
Series 26/E, 1.50%, 4/22/2026	HUF	187,000,000	448,892
Series 24/C, 2.50%, 10/24/2024	HUF	107,000,000	282,578
Series 25/B, 5.50%, 6/24/2025	HUF	95,000,000	257,046
			1,298,765
INDONESIA — 2.0%
Indonesia Treasury Bonds:
Series FR86, 5.50%, 4/15/2026	IDR	20,265,000,000	1,343,168
Series FR81, 6.50%, 6/15/2025	IDR	12,500,000,000	843,428
Series FR84, 7.25%, 2/15/2026	IDR	3,080,000,000	212,277
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 5.38%, 8/15/2025	IDR	6,192,000,000	408,298
Series PBS, 6.13%, 10/15/2025	IDR	8,904,000,000	595,014
Series PBS, 6.63%, 10/15/2024	IDR	6,670,000,000	449,739
			3,851,924
IRELAND — 1.3%
Ireland Government Bonds:
1.00%, 5/15/2026	EUR	1,000,000	1,030,362
5.40%, 3/13/2025	EUR	1,240,000	1,400,271
			2,430,633
ISRAEL — 1.0%
Israel Government Bonds - Fixed:
Series 1024, 0.40%, 10/31/2024	ILS	530,000	134,787
Series 0425, 0.50%, 4/30/2025	ILS	2,255,000	567,594

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 0226, 0.50%, 2/27/2026	ILS	2,975,000	$ 730,235
Series 0825, 1.75%, 8/31/2025	ILS	2,200,000	562,500
			1,995,116
ITALY — 5.1%
Italy Buoni Poliennali Del Tesoro:
0.01%, 8/15/2024	EUR	125,000	130,782
0.01%, 12/15/2024	EUR	425,000	439,264
Series 5Y, 0.01%, 4/1/2026	EUR	500,000	492,296
0.35%, 2/1/2025	EUR	325,000	336,037
Series 5Y, 0.50%, 2/1/2026	EUR	500,000	502,064
1.20%, 8/15/2025	EUR	1,050,000	1,085,370
1.45%, 11/15/2024	EUR	200,000	211,503
1.45%, 5/15/2025	EUR	775,000	810,609
Series 10Y, 1.60%, 6/1/2026	EUR	100,000	102,703
1.75%, 7/1/2024	EUR	100,000	106,889
1.85%, 7/1/2025 (a)	EUR	225,000	236,436
2.00%, 12/1/2025	EUR	775,000	811,655
2.50%, 12/1/2024	EUR	735,000	788,026
Series 7Y, 2.50%, 11/15/2025	EUR	400,000	424,268
3.75%, 9/1/2024	EUR	1,000,000	1,090,230
4.50%, 3/1/2026 (a)	EUR	575,000	638,743
5.00%, 3/1/2025 (a)	EUR	700,000	777,583
COR, 3.50%, 1/15/2026	EUR	125,000	135,429
COR, 3.80%, 4/15/2026	EUR	500,000	545,771
			9,665,658
JAPAN — 22.9%
Japan Government Five Year Bonds:
Series 147, 0.01%, 3/20/2026	JPY	293,000,000	2,031,468
Series 148, 0.01%, 6/20/2026	JPY	375,000,000	2,599,639
Series 141, 0.10%, 9/20/2024	JPY	269,500,000	1,869,486
Series 142, 0.10%, 12/20/2024	JPY	398,350,000	2,764,265
Series 143, 0.10%, 3/20/2025	JPY	525,000,000	3,643,744
Series 144, 0.10%, 6/20/2025	JPY	387,000,000	2,687,004
Series 145, 0.10%, 9/20/2025	JPY	365,000,000	2,535,441
Series 146, 0.10%, 12/20/2025	JPY	534,700,000	3,715,839
Security Description		Principal Amount	Value
Japan Government Ten Year Bonds:
Series 342, 0.10%, 3/20/2026	JPY	250,000,000	$ 1,737,832
Series 343, 0.10%, 6/20/2026	JPY	375,000,000	2,606,955
Series 337, 0.30%, 12/20/2024	JPY	143,000,000	995,227
Series 341, 0.30%, 12/20/2025	JPY	260,000,000	1,815,674
Series 338, 0.40%, 3/20/2025	JPY	250,000,000	1,743,972
Series 339, 0.40%, 6/20/2025	JPY	250,000,000	1,745,978
Series 340, 0.40%, 9/20/2025	JPY	190,000,000	1,328,574
Series 335, 0.50%, 9/20/2024	JPY	350,000,000	2,439,769
Japan Government Two Year Bonds:
Series 440, 0.01%, 9/1/2024	JPY	248,000,000	1,718,455
Series 441, 0.01%, 10/1/2024	JPY	246,000,000	1,704,733
Series 442, 0.01%, 11/1/2024	JPY	279,950,000	1,940,291
Series 443, 0.01%, 12/1/2024	JPY	100,000,000	693,022
Series 444, 0.01%, 1/1/2025	JPY	39,000,000	270,265
Series 445, 0.01%, 2/1/2025	JPY	125,000,000	866,174
			43,453,807
MALAYSIA — 1.9%
Malaysia Government Bonds:
Series 0118, 3.88%, 3/14/2025	MYR	1,575,000	340,085
Series 0115, 3.96%, 9/15/2025	MYR	2,800,000	605,394
Series 0217, 4.06%, 9/30/2024	MYR	1,250,000	269,587
Malaysia Government Investment Issue:
Series 0419, 3.66%, 10/15/2024	MYR	990,000	212,528
Series 0319, 3.73%, 3/31/2026	MYR	5,140,000	1,105,696
Series 0415, 3.99%, 10/15/2025	MYR	3,260,000	705,786
Series 0217, 4.05%, 8/15/2024	MYR	1,825,000	393,612
			3,632,688

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
MEXICO — 3.6%
Mexico Bonos:
Series M, 5.00%, 3/6/2025	MXN	12,375,000	$ 665,943
Series M, 5.75%, 3/5/2026	MXN	58,920,000	3,139,675
Series M, 8.00%, 9/5/2024	MXN	29,565,000	1,667,486
Series M 20, 10.00%, 12/5/2024	MXN	21,725,000	1,257,429
			6,730,533
NETHERLANDS — 2.7%
Netherlands Government Bonds:
0.01%, 1/15/2026 (a)	EUR	1,275,000	1,287,925
0.25%, 7/15/2025 (a)	EUR	2,273,000	2,338,557
2.00%, 7/15/2024 (a)	EUR	1,343,000	1,443,564
			5,070,046
NEW ZEALAND — 0.7%
New Zealand Government Bonds:
Series 0526, 0.50%, 5/15/2026	NZD	675,000	366,238
Series 0425, 2.75%, 4/15/2025	NZD	1,595,000	935,745
			1,301,983
NORWAY — 0.5%
Norway Government Bonds:
Series 478, 1.50%, 2/19/2026 (a)	NOK	5,225,000	457,156
Series 477, 1.75%, 3/13/2025 (a)	NOK	5,525,000	495,641
			952,797
PERU — 0.1%
Peru Government Bonds 5.70%, 8/12/2024	PEN	550,000	150,764
POLAND — 1.6%
Republic of Poland Government Bonds:
Series 0724, 0.01%, 7/25/2024	PLN	725,000	167,579
Series 0425, 0.75%, 4/25/2025	PLN	1,995,000	449,236
Series 1024, 2.25%, 10/25/2024	PLN	3,975,000	932,860
Series 0725, 3.25%, 7/25/2025	PLN	3,750,000	877,716
Series 1025, COR, 0.01%, 10/25/2025	PLN	2,575,000	556,172
			2,983,563
Security Description		Principal Amount	Value
PORTUGAL — 0.8%
Portugal Obrigacoes do Tesouro OT 2.88%, 10/15/2025 (a)	EUR	1,425,000	$ 1,548,612
ROMANIA — 0.8%
Romania Government Bonds:
Series 5Y, 3.25%, 6/24/2026	RON	850,000	170,565
Series 4Y, 3.50%, 11/25/2025	RON	1,425,000	293,026
Series 5Y, 3.65%, 7/28/2025	RON	1,650,000	343,679
Series 4YR, 3.70%, 11/25/2024	RON	915,000	194,099
Series 10Y, 4.75%, 2/24/2025	RON	1,135,000	243,217
Series 7Y, 4.85%, 4/22/2026	RON	1,350,000	284,155
			1,528,741
SINGAPORE — 1.4%
Singapore Government Bonds:
0.50%, 11/1/2025	SGD	790,000	544,743
2.13%, 6/1/2026	SGD	800,000	570,436
2.38%, 6/1/2025	SGD	945,000	682,710
3.00%, 9/1/2024	SGD	1,100,000	805,320
			2,603,209
SLOVAKIA — 0.6%
Slovakia Government Bonds:
Series 238, 0.25%, 5/14/2025	EUR	140,000	143,257
Series 231, 0.63%, 5/22/2026	EUR	150,000	150,547
Series 223, 3.38%, 11/15/2024	EUR	475,000	517,479
Series 216, 4.35%, 10/14/2025	EUR	350,000	387,365
			1,198,648
SLOVENIA — 0.3%
Slovenia Government Bonds:
Series RS89, 0.01%, 2/13/2026	EUR	230,000	230,023
Series RS75, 2.13%, 7/28/2025	EUR	250,000	267,985
Series RS66, 4.63%, 9/9/2024	EUR	150,000	167,116
			665,124
SOUTH KOREA — 4.5%
Korea Treasury Bonds:
Series 2509, 1.13%, 9/10/2025	KRW	1,000,000,000	717,709

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 2603, 1.25%, 3/10/2026	KRW	1,679,000,000	$ 1,194,839
Series 2409, 1.38%, 9/10/2024	KRW	1,355,000,000	1,001,728
Series 2503, 1.50%, 3/10/2025	KRW	900,000,000	657,946
Series 2412, 1.88%, 12/10/2024	KRW	195,000,000	144,268
Series 2506, 2.25%, 6/10/2025	KRW	1,790,000,000	1,320,865
Series 2512, 2.25%, 12/10/2025	KRW	1,500,000,000	1,099,831
Series 2409, 3.13%, 9/10/2024	KRW	461,750,000	348,407
Series 2506, 3.13%, 6/10/2025	KRW	1,343,000,000	1,007,528
Series 2606, 3.13%, 6/10/2026	KRW	730,000,000	545,343
Series 2503, 3.38%, 3/10/2025	KRW	725,000,000	546,734
			8,585,198
SPAIN — 4.5%
Spain Government Bonds:
0.01%, 1/31/2025 (a)	EUR	694,000	716,931
0.01%, 5/31/2025 (a)	EUR	625,000	638,417
0.01%, 1/31/2026 (a)	EUR	1,200,000	1,201,715
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	525,000	552,253
1.60%, 4/30/2025 (a)	EUR	950,000	1,002,683
1.95%, 4/30/2026 (a)	EUR	800,000	840,157
2.15%, 10/31/2025 (a)	EUR	1,175,000	1,248,003
2.75%, 10/31/2024 (a)	EUR	925,000	999,691
4.65%, 7/30/2025 (a)	EUR	775,000	865,784
COR, 2.80%, 5/31/2026 (a)	EUR	400,000	429,195
			8,494,829
SWEDEN — 0.4%
Sweden Government Bonds Series 1058, 2.50%, 5/12/2025	SEK	8,010,000	728,904
SWITZERLAND — 0.5%
Swiss Confederation Government Bonds:
1.50%, 7/24/2025	CHF	320,000	359,717
COR, 1.25%, 5/28/2026	CHF	450,000	504,398
			864,115
THAILAND — 1.8%
Thailand Government Bonds:
0.75%, 9/17/2024	THB	3,900,000	108,191
0.95%, 6/17/2025	THB	20,025,000	551,893
1.45%, 12/17/2024	THB	40,300,000	1,125,240
Security Description		Principal Amount	Value
2.35%, 6/17/2026	THB	10,175,000	$ 288,173
3.85%, 12/12/2025	THB	43,600,000	1,278,052
			3,351,549
UNITED KINGDOM — 4.6%
U.K. Gilts:
0.13%, 1/30/2026	GBP	1,575,000	1,765,496
0.25%, 1/31/2025	GBP	1,130,000	1,326,437
0.63%, 6/7/2025	GBP	1,425,000	1,659,132
Series REGS, 2.00%, 9/7/2025	GBP	1,050,000	1,243,199
2.75%, 9/7/2024	GBP	935,000	1,152,505
5.00%, 3/7/2025	GBP	800,000	1,012,235
COR, 3.50%, 10/22/2025	GBP	450,000	546,168
			8,705,172
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $193,432,315)			187,580,849
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (b)(c) (Cost $445,762)	445,762	445,762
TOTAL INVESTMENTS — 99.3% (Cost $193,878,077)		188,026,611
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		1,307,104
NET ASSETS — 100.0%		$ 189,333,715
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.1% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.
EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$187,580,849	$—	$187,580,849
Short-Term Investment	445,762	—	—	445,762
TOTAL INVESTMENTS	$445,762	$187,580,849	$—	$ 188,026,611

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$15,233,066	$14,787,304	$—	$—	445,762	$445,762	$6,685
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.4%
AUSTRALIA — 4.5%
Australia Government Bonds:
Series 32CI, 0.25%, 11/21/2032	AUD	3,195,990	$ 1,881,278
Series 27CI, 0.75%, 11/21/2027	AUD	5,116,488	3,332,213
Series 50CI, 1.00%, 2/21/2050	AUD	3,226,575	1,764,694
Series 40CI, 1.25%, 8/21/2040	AUD	3,459,651	2,124,840
Series 35CI, 2.00%, 8/21/2035	AUD	3,992,550	2,759,562
Series 30CI, 2.50%, 9/20/2030	AUD	5,754,680	4,111,322
Series 25CI, 3.00%, 9/20/2025	AUD	7,471,104	5,203,059
			21,176,968
BRAZIL — 9.5%
Brazil Notas do Tesouro Nacional:
Series NTNB, 6.00%, 8/15/2024	BRL	32,803,462	6,706,195
Series NTNB, 6.00%, 5/15/2025	BRL	18,155,375	3,761,371
Series NTNB, 6.00%, 8/15/2026	BRL	20,321,641	4,275,137
Series B, 6.00%, 5/15/2027	BRL	12,378,665	2,623,082
Series NTNB, 6.00%, 8/15/2028	BRL	10,625,021	2,273,317
Series NTNB, 6.00%, 8/15/2030	BRL	16,876,246	3,664,462
Series NTNB, 6.00%, 8/15/2032	BRL	5,776,710	1,262,105
Series NTNB, 6.00%, 5/15/2035	BRL	17,949,062	3,948,755
Series NTNB, 6.00%, 8/15/2040	BRL	16,711,197	3,685,000
Series NTNB, 6.00%, 5/15/2045	BRL	18,733,046	4,124,977
Series NTNB, 6.00%, 8/15/2050	BRL	21,868,975	4,847,044
Series NTNB, 6.00%, 5/15/2055	BRL	15,432,069	3,435,422
Series NTNB, 6.00%, 8/15/2060	BRL	1,856,800	414,700
			45,021,567
CANADA — 4.5%
Canada Government Real Return Bonds:
Series CPI, 0.25%, 12/1/2054	CAD	1,315,436	720,907
Security Description		Principal Amount	Value
Series CPI, 0.50%, 12/1/2050	CAD	3,049,858	$ 1,842,545
Series CPI, 1.25%, 12/1/2047	CAD	3,994,987	2,900,242
Series CPI, 1.50%, 12/1/2044	CAD	4,328,384	3,285,843
Series CPI, 2.00%, 12/1/2041	CAD	3,866,255	3,156,114
Series CPI, 3.00%, 12/1/2036	CAD	3,894,053	3,483,033
Series CPI, 4.00%, 12/1/2031	CAD	3,353,738	3,019,416
Series CPI, 4.25%, 12/1/2026	CAD	3,658,681	2,979,119
			21,387,219
CHILE — 4.5%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	938,326,480	1,100,605
Zero Coupon, 10/1/2028	CLP	1,028,559,955	1,132,201
Zero Coupon, 10/1/2033	CLP	1,407,489,720	1,442,182
1.50%, 3/1/2026	CLP	3,464,590,080	4,148,579
1.90%, 9/1/2030	CLP	2,201,458,280	2,715,253
2.00%, 3/1/2035	CLP	2,778,889,960	3,482,272
2.10%, 7/15/2050	CLP	1,443,579,200	1,899,010
Series 30YR, 3.00%, 1/1/2044	CLP	3,626,992,740	5,279,550
			21,199,652
COLOMBIA — 4.5%
Colombia TES:
Series UVR, 2.25%, 4/18/2029	COP	12,812,225,440	2,803,746
Series UVR, 3.00%, 3/25/2033	COP	7,137,245,150	1,547,837
Series UVR, 3.30%, 3/17/2027	COP	10,792,907,300	2,528,199
Series UVR, 3.50%, 5/7/2025	COP	11,409,147,491	2,704,245
Series UVR, 3.75%, 2/25/2037	COP	16,885,677,550	3,812,867
Series UVR, 3.75%, 6/16/2049	COP	15,069,335,699	3,371,043
Series UVR, 4.75%, 4/4/2035	COP	17,671,363,049	4,419,856
			21,187,793
FRANCE — 8.0%
French Republic Government Bonds OAT:
Series OATI, 0.10%, 3/1/2025	EUR	1,554,546	1,663,277

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series OATE, 0.10%, 3/1/2026 (a)	EUR	2,091,404	$ 2,234,035
Series OATI, 0.10%, 3/1/2028	EUR	2,375,085	2,540,431
Series OATE, 0.10%, 3/1/2029	EUR	1,735,915	1,841,802
Series OATE, 0.10%, 7/25/2031 (a)	EUR	1,826,822	1,935,463
Series OATI, 0.10%, 3/1/2032	EUR	728,039	775,069
Series OATI, 0.10%, 3/1/2036 (a)	EUR	1,234,108	1,272,360
Series OATE, 0.10%, 7/25/2036 (a)	EUR	1,666,709	1,708,004
0.10%, 7/25/2038 (a)	EUR	918,656	931,294
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,889,350	1,843,404
Series OATE, 0.10%, 7/25/2053 (a)	EUR	948,512	916,857
Series OATE, 0.25%, 7/25/2024	EUR	3,027,062	3,266,528
Series OATE, 0.70%, 7/25/2030 (a)	EUR	3,317,463	3,683,054
Series OATE, 1.80%, 7/25/2040 (a)	EUR	2,455,705	3,183,664
Series OATE, 1.85%, 7/25/2027	EUR	4,247,746	4,866,934
Series OATE, 3.15%, 7/25/2032	EUR	1,810,282	2,438,160
Series OATI, 3.40%, 7/25/2029	EUR	2,112,620	2,721,589
			37,821,925
GERMANY — 4.5%
Deutsche Bundesrepublik Bonds Inflation-Linked:
Series I/L, 0.10%, 4/15/2026	EUR	5,985,158	6,376,685
Series I/L, 0.10%, 4/15/2033	EUR	1,948,680	2,128,604
Series I/L, 0.10%, 4/15/2046	EUR	4,318,236	4,882,025
Series I/L, 0.50%, 4/15/2030	EUR	7,245,402	8,049,156
			21,436,470
ISRAEL — 4.4%
Israel Government Bonds - Galil Series 5904, 4.00%, 7/31/2024	ILS	7,643,700	2,109,933
Israel Government Bonds CPI-Linked:
Series 0726, 0.10%, 7/31/2026	ILS	7,214,580	1,879,618
Series 1131, 0.10%, 11/30/2031	ILS	7,684,495	1,911,905
Series 0529, 0.50%, 5/31/2029	ILS	9,177,167	2,395,337
Security Description		Principal Amount	Value
Series 1151, 0.50%, 11/30/2051	ILS	4,970,607	$ 1,103,985
Series 1025, 0.75%, 10/31/2025	ILS	7,936,499	2,110,161
Series 0527, 0.75%, 5/31/2027	ILS	9,129,346	2,424,852
Series 0545, 1.00%, 5/31/2045	ILS	7,857,054	2,037,545
Series 0841, 2.75%, 8/30/2041	ILS	8,280,756	2,832,828
Series 0536, 4.00%, 5/30/2036	ILS	6,077,278	2,223,450
			21,029,614
ITALY — 4.9%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2033 (a)	EUR	2,017,151	1,847,718
Series CPI, 0.15%, 5/15/2051 (a)	EUR	1,103,194	790,743
Series CPI, 0.40%, 5/15/2030 (a)	EUR	1,981,522	1,975,253
Series CPI, 0.65%, 5/15/2026	EUR	1,402,476	1,480,144
Series CPI, 1.25%, 9/15/2032 (a)	EUR	2,724,491	2,856,793
Series CPI, 1.30%, 5/15/2028 (a)	EUR	2,581,880	2,761,623
Series CPI, 2.35%, 9/15/2024 (a)	EUR	2,431,916	2,668,610
Series CPI, 2.35%, 9/15/2035 (a)	EUR	2,812,301	3,230,315
Series CPI, 2.55%, 9/15/2041 (a)	EUR	2,370,938	2,855,038
Series CPI, 3.10%, 9/15/2026 (a)	EUR	2,501,348	2,858,461
			23,324,698
JAPAN — 4.4%
Japanese Government CPI-Linked Bond:
Series 26, 0.01%, 3/10/2031	JPY	211,432,000	1,569,908
Series 27, 0.01%, 3/10/2032	JPY	414,085,320	3,065,523
Series 19, 0.10%, 9/10/2024	JPY	288,730,200	2,054,123
Series 20, 0.10%, 3/10/2025	JPY	525,092,800	3,751,924
Series 21, 0.10%, 3/10/2026	JPY	399,151,116	2,893,932
Series 22, 0.10%, 3/10/2027	JPY	228,858,773	1,675,616
Series 23, 0.10%, 3/10/2028	JPY	325,306,840	2,374,683

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 24, 0.10%, 3/10/2029	JPY	433,733,345	$ 3,186,523
			20,572,232
MEXICO — 4.6%
Mexico Udibonos:
Series S, 2.75%, 11/27/2031	MXN	48,930,638	2,538,042
Series S, 3.00%, 12/3/2026	MXN	28,737,042	1,556,466
Series S, 4.00%, 11/30/2028	MXN	37,280,486	2,124,034
Series S, 4.00%, 11/15/2040	MXN	58,646,861	3,271,886
Series S, 4.00%, 11/8/2046	MXN	52,037,346	2,861,273
Series S, 4.00%, 11/3/2050	MXN	61,745,803	3,379,323
Series S, 4.50%, 12/4/2025	MXN	36,814,480	2,091,023
Series S, 4.50%, 11/22/2035	MXN	61,668,138	3,704,008
			21,526,055
NEW ZEALAND — 3.0%
New Zealand Government Bonds Inflation-Linked:
Series 0925, 2.00%, 9/20/2025	NZD	3,911,794	2,421,091
Series 0935, 2.50%, 9/20/2035	NZD	8,742,697	5,370,060
Series 0940, 2.50%, 9/20/2040	NZD	5,591,542	3,360,858
Series 0930, 3.00%, 9/20/2030	NZD	4,713,528	3,051,468
			14,203,477
SOUTH AFRICA — 4.6%
Republic of South Africa Government Bond CPI-Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	33,741,121	1,552,388
Series 2033, 1.88%, 2/28/2033	ZAR	49,713,178	2,023,255
Series 2025, 2.00%, 1/31/2025	ZAR	67,598,181	3,466,372
Series 2038, 2.25%, 1/31/2038	ZAR	79,147,838	3,006,859
Series 2046, 2.50%, 3/31/2046	ZAR	81,827,644	2,869,630
Series 2050, 2.50%, 12/31/2050	ZAR	128,453,406	4,274,076
Series R210, 2.60%, 3/31/2028	ZAR	34,728,273	1,714,610
Security Description		Principal Amount	Value
Series R202, 3.45%, 12/7/2033	ZAR	64,015,330	$ 2,988,237
			21,895,427
SOUTH KOREA — 1.0%
Korea Treasury Bonds Inflation-Linked:
Series 2606, 1.00%, 6/10/2026	KRW	1,630,046,100	1,251,328
Series 3006, 1.13%, 6/10/2030	KRW	1,740,055,310	1,324,360
Series 3206, 1.63%, 6/10/2032	KRW	934,668,000	728,387
Series 2806, 1.75%, 6/10/2028	KRW	1,741,864,350	1,378,984
			4,683,059
SPAIN — 4.5%
Spain Government Bonds Inflation-Linked:
0.65%, 11/30/2027 (a)	EUR	4,430,562	4,742,339
0.70%, 11/30/2033 (a)	EUR	5,279,949	5,507,025
1.00%, 11/30/2030 (a)	EUR	6,043,163	6,571,006
1.80%, 11/30/2024 (a)	EUR	4,264,774	4,670,504
			21,490,874
SWEDEN — 4.4%
Sweden Bonds Inflation-Linked:
Series 3112, 0.13%, 6/1/2026	SEK	41,458,858	3,728,646
Series 3113, 0.13%, 12/1/2027	SEK	37,277,886	3,324,645
Series 3114, 0.13%, 6/1/2030	SEK	22,712,226	1,982,571
Series 3111, 0.13%, 6/1/2032	SEK	32,111,711	2,823,374
Series 3109, 1.00%, 6/1/2025	SEK	45,554,701	4,189,288
Series 3104, 3.50%, 12/1/2028	SEK	44,364,783	4,648,970
			20,697,494
TURKEY — 4.2%
Turkey Government Bonds:
Series CPI, Zero Coupon, 2/11/2032	TRY	26,199,714	1,214,253
Series CPI, 0.01%, 8/4/2032	TRY	13,594,238	636,776
1.50%, 6/18/2025	TRY	74,757,055	3,671,167
Series CPI, 2.00%, 9/18/2024	TRY	2,537,482	112,963
2.36%, 1/29/2025	TRY	26,710,804	1,216,205
Series CPI, 2.40%, 5/8/2024	TRY	34,779,269	1,487,891
Series CPI, 2.70%, 1/14/2026	TRY	50,618,559	2,474,409

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series CPI, 2.90%, 7/7/2027	TRY	48,603,971	$ 2,503,378
Series CPI, 2.90%, 1/12/2028	TRY	40,300,657	2,060,385
Series CPI, 3.00%, 5/28/2031	TRY	30,445,599	1,694,295
3.20%, 11/6/2024	TRY	9,179,994	422,772
Series CPI, 3.30%, 6/28/2028	TRY	33,835,439	1,732,267
4.10%, 6/5/2024	TRY	11,698,337	511,967
			19,738,728
UNITED KINGDOM — 18.4%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2026	GBP	3,325,851	4,076,653
Series 3MO, 0.13%, 8/10/2028	GBP	3,582,918	4,377,358
Series 3MO, 0.13%, 3/22/2029	GBP	2,432,617	2,966,495
Series 3MO, 0.13%, 8/10/2031	GBP	2,665,131	3,293,105
Series 3MO, 0.13%, 11/22/2036	GBP	2,493,469	2,924,868
Series 3MO, 0.13%, 3/22/2039	GBP	1,067,388	1,208,973
Series 3MO, 0.13%, 8/10/2041	GBP	5,687,887	6,313,793
Series 3MO, 0.13%, 3/22/2044	GBP	2,728,246	2,910,224
Series 3MO, 0.13%, 3/22/2046	GBP	3,107,631	3,238,110
Series 3MO, 0.13%, 8/10/2048	GBP	1,478,018	1,517,469
Series 3MO, 0.13%, 3/22/2051	GBP	823,498	831,491
Series 3MO, 0.13%, 11/22/2056	GBP	1,596,616	1,596,626
Series 3MO, 0.13%, 3/22/2058	GBP	2,395,383	2,389,429
Series 3MO, 0.13%, 11/22/2065	GBP	1,645,361	1,655,852
Series 3MO, 0.13%, 3/22/2068	GBP	1,865,303	1,877,267
Series 3MO, 0.13%, 3/22/2073	GBP	543,839	582,651
Series 3MO, 0.25%, 3/22/2052	GBP	2,693,963	2,824,541
Series 3MO, 0.38%, 3/22/2062	GBP	2,725,517	2,997,197
Series 3MO, 0.50%, 3/22/2050	GBP	3,230,248	3,638,400
Series 3MO, 0.63%, 3/22/2040	GBP	2,753,440	3,365,360
Security Description		Principal Amount	Value
Series 3MO, 0.63%, 11/22/2042	GBP	1,718,731	$ 2,075,308
Series 3MO, 0.75%, 3/22/2034	GBP	4,033,740	5,179,940
Series 3MO, 0.75%, 11/22/2047	GBP	2,358,375	2,829,757
Series 3MO, 1.13%, 11/22/2037	GBP	2,524,180	3,351,474
Series 3MO, 1.25%, 11/22/2027	GBP	3,936,055	5,051,345
Series 3MO, 1.25%, 11/22/2032	GBP	3,325,581	4,507,027
Series 3MO, 1.25%, 11/22/2055	GBP	2,675,370	3,732,250
Series 8MO, 2.00%, 1/26/2035	GBP	1,322,986	1,966,303
Series 8MO, 2.50%, 7/17/2024	GBP	2,017,704	2,630,951
Series 8MO, 4.13%, 7/22/2030	GBP	795,633	1,279,677
			87,189,894
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $534,503,182)			465,583,146
TOTAL INVESTMENTS — 98.4% (Cost $534,503,182)			465,583,146
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%			7,501,399
NET ASSETS — 100.0%			$ 473,084,545
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 12.9% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$465,583,146	$—	$465,583,146

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	367,253	$367,253	$27,858,184	$28,225,437	$—	$—	—	$—	$13,707
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,649,909,027	$166,448,236
Investments in affiliated issuers, at value	31,560,713	2,347,117
Total Investments	1,681,469,740	168,795,353
Foreign currency, at value	17,168,273	1,447,524
Cash	10,256	—
Receivable for investments sold	43,245,015	1,478,164
Dividends receivable — affiliated issuers	11,768	323
Interest receivable — unaffiliated issuers	23,540,516	1,576,862
Securities lending income receivable — unaffiliated issuers	36	—
Securities lending income receivable — affiliated issuers	13,345	727
Receivable for foreign taxes recoverable	316,739	—
TOTAL ASSETS	1,765,775,688	173,298,953
LIABILITIES
Due to custodian	—	—
Payable upon return of securities loaned	27,991,543	2,329,682
Payable for investments purchased	31,221,611	1,388,187
Deferred foreign taxes payable	468,148	—
Advisory fee payable	415,341	69,341
TOTAL LIABILITIES	60,096,643	3,787,210
NET ASSETS	$1,705,679,045	$ 169,511,743
NET ASSETS CONSIST OF:
Paid-in Capital	$1,951,534,987	$192,343,226
Total distributable earnings (loss)**	(245,855,942)	(22,831,483)
NET ASSETS	$1,705,679,045	$ 169,511,743
NET ASSET VALUE PER SHARE
Net asset value per share	$ 21.06	$ 28.25
Shares outstanding (unlimited amount authorized, $0.01 par value)	81,000,000	6,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,748,949,470	$186,798,053
Investments in affiliated issuers	31,560,713	2,347,117
Total cost of investments	$1,780,510,183	$189,145,170
Foreign currency, at cost	$ 17,638,183	$ 1,498,189
* Includes investments in securities on loan, at value	$ 27,083,309	$ 2,272,559
** Includes deferred foreign taxes	$ 468,148	$ —
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$ 977,560,731	$187,580,849	$ 465,583,146
1,747,917	445,762	—
979,308,648	188,026,611	465,583,146
2,501,656	588,552	1,488,708
—	—	—
11,761,438	11,200,788	3,713,180
4,916	3,823	1,447
6,817,827	1,064,601	2,558,056
—	—	—
27	—	—
479,017	137,151	—
1,000,873,529	201,021,526	473,344,537

187,285	—	50,835
113,784	—	—
13,744,559	11,632,085	12,092
151,076	1,259	3,665
285,672	54,467	193,400
14,482,376	11,687,811	259,992
$ 986,391,153	$189,333,715	$ 473,084,545

$1,175,192,698	$203,030,394	$ 575,706,580
(188,801,545)	(13,696,679)	(102,622,035)
$ 986,391,153	$189,333,715	$ 473,084,545

$ 22.47	$ 26.67	$ 41.86
43,900,038	7,100,000	11,300,483

$1,148,510,295	$193,432,315	$ 534,503,182
1,747,917	445,762	—
$1,150,258,212	$193,878,077	$ 534,503,182
$ 2,489,044	$ 603,001	$ 1,501,731
$ 104,218	$ —	$ —
$ 151,076	$ 1,259	$ 1,738

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 56,670,428	$ 2,127,625
Dividend income — affiliated issuers	78,584	4,819
Unaffiliated securities lending income	—	33
Affiliated securities lending income	112,867	10,298
Foreign taxes withheld	(1,504,829)	—
TOTAL INVESTMENT INCOME (LOSS)	55,357,050	2,142,775
EXPENSES
Advisory fee	2,885,101	439,193
Trustees’ fees and expenses	11,377	789
Miscellaneous expenses	1,071	90
TOTAL EXPENSES	2,897,549	440,072
NET INVESTMENT INCOME (LOSS)	$ 52,459,501	$ 1,702,703
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(41,545,885)	(1,756,866)
In-kind redemptions — unaffiliated issuers	7,826,583	(664,222)
Forward foreign currency exchange contracts	17,963	—
Foreign currency transactions	(2,102,977)	(13,433)
Net realized gain (loss)	(35,804,316)	(2,434,521)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	88,024,467	6,737,255
Forward foreign currency exchange contracts	(70,505)	—
Foreign currency translations	(598,120)	(74,689)
Net change in unrealized appreciation/depreciation	87,355,842	6,662,566
NET REALIZED AND UNREALIZED GAIN (LOSS)	51,551,526	4,228,045
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$104,011,027	$ 5,930,748
* Includes foreign capital gain taxes	$ (120,213)	$ —
** Includes foreign deferred taxes	$ (468,148)	$ —
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$ 11,773,828	$ 1,430,989	$ 19,969,614
16,012	6,685	13,707
—	154	—
264	—	—
(207,143)	(25,389)	—
11,582,961	1,412,439	19,983,321

1,881,528	286,146	1,252,916
5,609	812	2,700
15,800	10,084	269
1,902,937	297,042	1,255,885
$ 9,680,024	$ 1,115,397	$ 18,727,436

(7,946,890)	(5,367,813)	(12,301,022)
(4,399,323)	(1,530,897)	(1,872,691)
—	—	—
(551,875)	(37,339)	(189,038)
(12,898,088)	(6,936,049)	(14,362,751)

16,092,391	5,338,629	17,022,542
—	—	—
(97,095)	(6,261)	43,836
15,995,296	5,332,368	17,066,378
3,097,208	(1,603,681)	2,703,627
$ 12,777,232	$ (488,284)	$ 21,431,063
$ (25,179)	$ (470)	$ (752)
$ (151,076)	$ (1,259)	$ (1,738)

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Six-Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 52,459,501	$ 98,759,769
Net realized gain (loss)	(35,804,316)	(197,884,844)
Net change in unrealized appreciation/depreciation	87,355,842	(76,033,218)
Net increase (decrease) in net assets resulting from operations	104,011,027	(175,158,293)
Distributions to shareholders	(42,290,434)	(3,714,999)
Return of capital	—	(86,940,908)
Total Distributions to shareholders	(42,290,434)	(90,655,907)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	72,104,011	1,604,488,801
Cost of shares redeemed	(580,920,285)	(370,867,980)
Other Capital	1,290,321	3,574,214
Net increase (decrease) in net assets from beneficial interest transactions	(507,525,953)	1,237,195,035
Contribution from Affiliate (Note 4)	—	534,103
Net increase (decrease) in net assets during the period	(445,805,360)	971,914,938
Net assets at beginning of period	2,151,484,405	1,179,569,467
NET ASSETS AT END OF PERIOD	$1,705,679,045	$2,151,484,405
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,400,000	74,600,000
Shares redeemed	(27,400,000)	(18,000,000)
Net increase (decrease) from share transactions	(24,000,000)	56,600,000
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF		SPDR Bloomberg International Treasury Bond ETF
Six-Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Six-Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22

$ 1,702,703	$ 924,776	$ 9,680,024	$ 12,417,484
(2,434,521)	(4,585,386)	(12,898,088)	(33,111,730)
6,662,566	(23,193,521)	15,995,296	(155,034,071)
5,930,748	(26,854,131)	12,777,232	(175,728,317)
(1,464,815)	(628,666)	(7,607,863)	(10,363,828)
—	—	—	—
(1,464,815)	(628,666)	(7,607,863)	(10,363,828)

79,104,305	35,563,928	117,601,137	471,484,457
(54,219,916)	(19,639,302)	(252,057,789)	(121,779,953)
56,069	22,126	312,343	175,444
24,940,458	15,946,752	(134,144,309)	349,879,948
—	—	—	—
29,406,391	(11,536,045)	(128,974,940)	163,787,803
140,105,352	151,641,397	1,115,366,093	951,578,290
$ 169,511,743	$140,105,352	$ 986,391,153	$1,115,366,093

2,800,000	1,300,000	5,100,000	20,600,000
(1,900,000)	(600,000)	(11,100,000)	(4,500,000)
900,000	700,000	(6,000,000)	16,100,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Short Term International Treasury Bond ETF
	Six-Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,115,397	$ 716,345
Net realized gain (loss)	(6,936,049)	(15,252,526)
Net change in unrealized appreciation/depreciation	5,332,368	(6,716,636)
Net increase (decrease) in net assets resulting from operations	(488,284)	(21,252,817)
Distributions to shareholders	(840,288)	(665,086)
Return of capital	—	—
Total Distributions to shareholders	(840,288)	(665,086)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	69,937,787	18,163,682
Cost of shares redeemed	(24,491,474)	(21,099,179)
Other Capital	(20,248)	(46,964)
Net increase (decrease) in net assets from beneficial interest transactions	45,426,065	(2,982,461)
Contribution from Affiliate (Note 4)	—	2,298
Net increase (decrease) in net assets during the period	44,097,493	(24,898,066)
Net assets at beginning of period	145,236,222	170,134,288
NET ASSETS AT END OF PERIOD	$189,333,715	$145,236,222
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,600,000	600,000
Shares redeemed	(900,000)	(800,000)
Net increase (decrease) from share transactions	1,700,000	(200,000)
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Six-Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22

$ 18,727,436	$ 51,795,927
(14,362,751)	(41,175,258)
17,066,378	(97,436,182)
21,431,063	(86,815,513)
(14,732,626)	(37,295,303)
—	(11,096,490)
(14,732,626)	(48,391,793)

—	237,160,404
(54,426,115)	(34,725,536)
37,467	267,829
(54,388,648)	202,702,697
—	51,944
(47,690,211)	67,547,335
520,774,756	453,227,421
$473,084,545	$520,774,756

—	4,900,000
(1,300,000)	(700,000)
(1,300,000)	4,200,000

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Six-Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
Net asset value, beginning of period	$ 20.49	$ 24.37	$ 28.00	$ 27.83	$ 27.76	$ 27.08
Income (loss) from investment operations:
Net investment income (loss) (b)	0.57	1.13	1.01	1.13	0.65	1.51
Net realized and unrealized gain (loss) (c)	0.46	(4.08)	(3.72)	0.05	0.15	0.45
Total from investment operations	1.03	(2.95)	(2.71)	1.18	0.80	1.96
Contribution from Affiliate (Note 4)	—	0.01	—	—	—	0.01
Other capital (b)	0.01	0.04	0.02	0.02	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.47)	(0.04)	(0.81)	(0.22)	(0.07)	(0.79)
Return of Capital	—	(0.94)	(0.13)	(0.81)	(0.67)	(0.52)
Total distributions	(0.47)	(0.98)	(0.94)	(1.03)	(0.74)	(1.31)
Net asset value, end of period	$ 21.06	$ 20.49	$ 24.37	$ 28.00	$ 27.83	$ 27.76
Total return (d)	5.13%	(11.89)%(e)	(9.74)%	4.59%	2.94%	7.70%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,705,679	$2,151,484	$1,179,569	$1,013,443	$1,015,629	$810,738
Ratios to average net assets:
Total expenses	0.30%(g)	0.31%	0.30%	0.30%	0.30%(g)	0.39%
Net expenses	0.30%(g)	0.31%	0.30%	0.30%	0.30%(g)	0.38%
Net investment income (loss)	5.45%(g)	5.45%	3.86%	4.26%	4.69%(g)	5.68%
Portfolio turnover rate (h)	18%(i)	39%	22%	50%	18%(i)	43%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended December 31, 2022, the total return would have been (11.93)%.
(f)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 7.66%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Corporate Bond ETF
	Six-Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
Net asset value, beginning of period	$ 27.47	$ 34.46	$ 37.76	$ 33.98	$ 34.15	$ 33.87
Income (loss) from investment operations:
Net investment income (loss) (b)	0.27	0.23	0.12	0.18	0.14	0.29
Net realized and unrealized gain (loss) (c)	0.73	(7.08)	(3.30)	3.74	(0.20)	0.23
Total from investment operations	1.00	(6.85)	(3.18)	3.92	(0.06)	0.52
Other capital (b)	0.01	0.01	0.01	0.02	0.02	0.00(d)
Distributions to shareholders from:
Net investment income	(0.23)	(0.15)	(0.13)	(0.04)	(0.10)	—
Return of Capital	—	—	—	(0.12)	(0.03)	(0.24)
Total distributions	(0.23)	(0.15)	(0.13)	(0.16)	(0.13)	(0.24)
Net asset value, end of period	$ 28.25	$ 27.47	$ 34.46	$ 37.76	$ 33.98	$ 34.15
Total return (e)	3.67%	(19.86)%	(8.41)%	11.69%	(0.15)%	1.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$169,512	$140,105	$151,641	$260,546	$190,273	$167,358
Ratios to average net assets:
Total expenses	0.50%(f)	0.51%	0.50%	0.50%	0.50%(f)	0.51%
Net investment income (loss)	1.94%(f)	0.78%	0.32%	0.54%	0.81%(f)	0.88%
Portfolio turnover rate (g)	9%(h)	14%	14%	23%	5%(h)	16%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Treasury Bond ETF
	Six-Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
Net asset value, beginning of period	$ 22.35	$ 28.15	$ 31.22	$ 28.74	$ 28.87	$ 27.88
Income (loss) from investment operations:
Net investment income (loss) (b)	0.20	0.34	0.28	0.35	0.19	0.39
Net realized and unrealized gain (loss) (c)	0.07	(5.87)	(3.10)	2.42	(0.13)	0.92
Total from investment operations	0.27	(5.53)	(2.82)	2.77	0.06	1.31
Contribution from Affiliate	—	—	—	0.00(d)	—	—
Other capital (b)	0.01	0.00(d)	0.01	0.01	0.00(d)	0.01
Distributions to shareholders from:
Net investment income	(0.16)	(0.27)	(0.26)	(0.30)	(0.19)	(0.33)
Net asset value, end of period	$ 22.47	$ 22.35	$ 28.15	$ 31.22	$ 28.74	$ 28.87
Total return (e)	1.22%	(19.66)%	(9.01)%	9.73%(f)	0.20%	4.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$986,391	$1,115,366	$951,578	$1,011,547	$1,028,855	$1,122,866
Ratios to average net assets:
Total expenses	0.35%(g)	0.36%	0.35%	0.35%	0.35%(g)	0.38%
Net investment income (loss)	1.80%(g)	1.43%	0.95%	1.19%	1.31%(g)	1.42%
Portfolio turnover rate (h)	9%(i)	14%	15%	16%	7%(i)	18%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 9.73%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term International Treasury Bond ETF
	Six-Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
Net asset value, beginning of period	$ 26.90	$ 30.38	$ 32.84	$ 30.88	$ 31.05	$ 31.38
Income (loss) from investment operations:
Net investment income (loss) (b)	0.18	0.12	(0.03)	0.05	0.07	0.16
Net realized and unrealized gain (loss) (c)	(0.27)	(3.47)	(2.26)	1.94	(0.17)	(0.10)
Total from investment operations	(0.09)	(3.35)	(2.29)	1.99	(0.10)	0.06
Contribution from Affiliate (Note 4)	—	0.00(d)	—	0.00(d)	—	—
Other capital (b)	(0.00)(d)	(0.01)	0.01	0.01	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.14)	(0.12)	(0.18)	(0.04)	—	(0.33)
Return of Capital	—	—	—	—	(0.07)	(0.06)
Total distributions	(0.14)	(0.12)	(0.18)	(0.04)	(0.07)	(0.39)
Net asset value, end of period	$ 26.67	$ 26.90	$ 30.38	$ 32.84	$ 30.88	$ 31.05
Total return (e)	(0.32)%	(11.07)%(f)	(6.91)%	6.49%(g)	(0.36)%	0.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$189,334	$145,236	$170,134	$213,429	$299,496	$298,118
Ratios to average net assets:
Total expenses	0.36%(h)	0.36%	0.35%	0.35%	0.35%(h)	0.36%
Net investment income (loss)	1.36%(h)	0.45%	(0.09)%	0.16%	0.43%(h)	0.51%
Portfolio turnover rate (i)	25%(j)	56%	64%	67%	31%(j)	66%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended ended December 31, 2022, the total return would have remained (11.07)%.
(g)	If an affiliate had not made a contribution during the year ended ended December 31, 2020, the total return would have remained 6.49%.
(h)	Annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(j)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Six-Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
Net asset value, beginning of period	$ 41.33	$ 53.95	$ 58.57	$ 55.28	$ 55.31	$ 54.63
Income (loss) from investment operations:
Net investment income (loss) (b)	1.56	4.91	2.56	1.02	0.66	1.92
Net realized and unrealized gain (loss) (c)	0.20	(12.97)	(4.71)	3.17	0.19	0.57
Total from investment operations	1.76	(8.06)	(2.15)	4.19	0.85	2.49
Contribution from Affiliate (Note 4)	—	0.00(d)	—	—	—	—
Other capital (b)	0.00(d)	0.03	0.02	0.03	0.01	0.03
Distributions to shareholders from:
Net investment income	(1.23)	(3.53)	(2.49)	(0.93)	(0.87)	—
Return of Capital	—	(1.06)	—	—	(0.02)	(1.84)
Total distributions	(1.23)	(4.59)	(2.49)	(0.93)	(0.89)	(1.84)
Net asset value, end of period	$ 41.86	$ 41.33	$ 53.95	$ 58.57	$ 55.28	$ 55.31
Total return (e)	4.30%	(15.41)%(f)	(3.68)%	7.76%	1.58%	4.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$473,085	$520,775	$453,227	$380,717	$431,216	$475,714
Ratios to average net assets:
Total expenses	0.50%(g)	0.51%	0.50%	0.50%	0.50%(g)	0.50%
Net investment income (loss)	7.47%(g)	10.68%	4.57%	1.90%	2.39%(g)	3.60%
Portfolio turnover rate (h)	11%(i)	37%	20%	28%	8%(i)	37%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an Affiliate had not made a contribution during the year ended December 31 2022, the total return would have remained (15.41)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of eighty-three (83) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Each Fund, except for SPDR Bloomberg International Corporate Bond ETF, is classified as a non-diversified investment company under the 1940 Act. SPDR Bloomberg International Corporate Bond ETF is classified as a diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2023, the SPDR Bloomberg Emerging Markets Local Bond ETF entered into forward foreign currency exchange contracts to manage currency exposure.
The following tables summarize the value of the Funds' derivative instruments as of June 30, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$17,963	$—	$—	$—	$17,963
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(70,505)	$—	$—	$—	$(70,505)
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

to derivative assets and liabilities available for offset and net of collateral at June 30, 2023:
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Emerging Markets Local Bond ETF	0.30%
SPDR Bloomberg International Corporate Bond ETF	0.50
SPDR Bloomberg International Treasury Bond ETF	0.35
SPDR Bloomberg Short Term International Treasury Bond ETF	0.35
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until April 30, 2024.
This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with the approval of the Funds’ Board of Trustees.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
State Street Global Advisors Limited receives fees from the Adviser for its services as the sub-adviser to the SPDR Bloomberg International Corporate Bond ETF and SPDR Bloomberg Emerging Markets Local Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement  dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023 are disclosed in the Schedules of Investments.
During the fiscal year ended December 31, 2022, State Street made contributions of $489,633, $2,298 and $51,944 to the SPDR Bloomberg Emerging Markets Local Bond ETF, SPDR Bloomberg Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond ETF, respectively, related to an accounting matter.
During the fiscal year ended December 31, 2022, the Adviser agreed to make a contribution $44,470 to the SPDR Bloomberg Emerging Markets Local Bond ETF related to a trade processing matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2023, were as follows:
	Purchases	Sales
SPDR Bloomberg Emerging Markets Local Bond ETF	$340,958,054	$578,904,103
SPDR Bloomberg International Corporate Bond ETF	32,762,776	16,272,436
SPDR Bloomberg International Treasury Bond ETF	104,764,969	92,582,383
SPDR Bloomberg Short Term International Treasury Bond ETF	46,359,003	39,321,381
SPDR FTSE International Government Inflation-Protected Bond ETF	55,225,469	71,895,848
For the period ended June 30, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Emerging Markets Local Bond ETF	$ —	$285,782,934	$ 7,826,583
SPDR Bloomberg International Corporate Bond ETF	60,245,877	52,773,710	(664,222)
SPDR Bloomberg International Treasury Bond ETF	61,638,413	206,017,173	(4,399,323)
SPDR Bloomberg Short Term International Treasury Bond ETF	58,337,732	20,039,498	(1,530,897)
SPDR FTSE International Government Inflation-Protected Bond ETF	—	53,388,252	(1,872,691)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
 As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Emerging Markets Local Bond ETF	$1,790,016,136	$44,794,053	$153,340,449	$(108,546,396)
SPDR Bloomberg International Corporate Bond ETF	189,243,015	737,704	21,185,366	(20,447,662)
SPDR Bloomberg International Treasury Bond ETF	1,152,032,244	5,407,426	178,131,022	(172,723,596)
SPDR Bloomberg Short Term International Treasury Bond ETF	194,128,256	2,013,573	8,115,218	(6,101,645)
SPDR FTSE International Government Inflation-Protected Bond ETF	1,155,254,742	8,601,637	698,273,233	(689,671,596)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

The market value of securities on loan as of June 30, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 27,083,309	$ 27,991,543	$ 27,991,543
SPDR Bloomberg International Corporate Bond ETF	2,272,559	2,329,682	2,329,682
SPDR Bloomberg International Treasury Bond ETF	104,218	113,784	113,784
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2023:
		Remaining Contractual Maturity of the Agreements as of June 30, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Emerging Markets Local Bond ETF	Foreign Government Obligations	$27,991,543	$—	$—	$—	$27,991,543	$27,991,543
SPDR Bloomberg International Corporate Bond ETF	Corporate Bonds & Notes	2,329,682	—	—	—	2,329,682	2,329,682
SPDR Bloomberg International Treasury Bond ETF	Foreign Government Obligations	113,784	—	—	—	113,784	113,784
10.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2023.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Emerging Markets Local Bond ETF	0.30%	$1,051.30	$1.53	$1,023.30	$1.51
SPDR Bloomberg International Corporate Bond ETF	0.50	1,036.70	2.52	1,022.30	2.51
SPDR Bloomberg International Treasury Bond ETF	0.35	1,012.20	1.75	1,023.10	1.76
SPDR Bloomberg Short Term International Treasury Bond ETF	0.36	996.80	1.78	1,023.00	1.81
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50	1,043.00	2.53	1,022.30	2.51
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period from December 31, 2021 through December 31, 2022 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which aninvestment in the Fund may be subject.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2023, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETFs’ index tracking.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes with respect to each SPDR ETF. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. In approving the continuance of the Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement are fair and reasonable and that the continuance of the Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. "FTSE®" is a trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.sssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSERTRYESAR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: September 6, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: September 6, 2023